UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22701

Arden Investment Series Trust
(Exact name of registrant as specified in charter)

375 Park Avenue, 32nd Floor
New York, New York 10152
(Address of principal executive offices) (Zip code)

Henry P. Davis
Arden Asset Management LLC
375 Park Avenue, 32nd Floor
New York, New York 10152
(Name and Address of Agent for Service)

Copy to:

George M. Silfen, Esq.
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 866-773-7145

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

LONG INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 78.4%
Aerospace & Defense - 2.1%
Alliant Techsystems, Inc.	1,166	$151,498
B/E Aerospace, Inc.*	69,638	5,928,979
Boeing Co./The	6,297	758,663
General Dynamics Corp.	48,300	5,639,991
Hexcel Corp.*	2,853	106,274
Honeywell International, Inc.	11,140	1,022,986
L-3 Communications Holdings, Inc.	10,383	1,089,800
Lockheed Martin Corp.	11,661	1,947,037
Northrop Grumman Corp.(e)	12,933	1,594,251
Precision Castparts Corp.(a)(e)	5,257	1,202,802
Raytheon Co.	11,500	1,043,855
Spirit AeroSystems Holdings, Inc., Class A*	2,192	71,393
Textron, Inc.(e)	11,400	414,618
TransDigm Group, Inc.	8,719	1,464,095
Triumph Group, Inc.(a)	2,665	168,828
United Technologies Corp.	17,899	1,882,080
		24,487,150
Air Freight & Logistics - 0.4%
FedEx Corp.	15,415	2,264,155
United Parcel Service, Inc., Class B	27,391	2,659,392
		4,923,547
Airlines - 0.7%
Alaska Air Group, Inc.	8,100	356,157
Allegiant Travel Co.	2,771	326,313
American Airlines Group, Inc.	101,512	3,943,741
Copa Holdings S.A., Class A	2,500	379,675
Delta Air Lines, Inc.	17,192	644,012
Gol Linhas Aereas Inteligentes S.A. (ADR)*	91,400	553,884
Republic Airways Holdings, Inc.*	84,171	836,660
Southwest Airlines Co.(e)	25,800	729,624
United Continental Holdings, Inc.*	2,500	115,975
		7,886,041
Auto Components - 0.4%
Cooper Tire & Rubber Co.	4,980	143,872

	SHARES	VALUE
Auto Components (continued)
Cooper-Standard Holding, Inc.*	8,506	$527,372
Delphi Automotive plc	3,203	213,960
Gentherm, Inc.*	850	35,573
Lear Corp.	9,800	922,866
Motorcar Parts of America, Inc.*	44,838	998,094
Stoneridge, Inc.*	13,691	150,190
Tower International, Inc.*	2,005	63,158
TRW Automotive Holdings Corp.*	17,343	1,774,015
		4,829,100
Automobiles - 0.8%
General Motors Co.	290,133	9,812,298

Banks - 2.0%
Ameris Bancorp	13,640	297,898
Bank of America Corp.	118,900	1,813,225
Bank of the Ozarks, Inc.	732	22,524
C&F Financial Corp.	2,682	91,912
CIT Group, Inc.	8,098	397,693
Citigroup, Inc.	68,700	3,360,117
Comerica, Inc.(e)	105,090	5,281,823
Danske Bank A/S	57,706	1,665,607
East West Bancorp, Inc.	2,923	99,557
Financial Institutions, Inc.	6,372	141,458
HSBC Holdings plc (ADR)	613	32,728
ICICI Bank Ltd. (ADR)	18,466	923,669
KeyCorp	41,620	563,535
OFG Bancorp	12,212	194,904
Pacific Premier Bancorp, Inc.*	9,985	142,786
PacWest Bancorp	11,309	471,246
PNC Financial Services Group, Inc./The(e)	14,564	1,202,404
Prosperity Bancshares, Inc.(e)	3,142	182,644
Regions Financial Corp.	257,200	2,608,008
Signature Bank/NY(a)*	4,136	473,117
SVB Financial Group(a)*	5,807	633,079
Texas Capital Bancshares, Inc.(a)(e)*	7,547	392,821
Wells Fargo & Co.(e)	42,220	2,148,998

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Banks (continued)
Zions Bancorp.(a)(e)	19,012	$547,926
		23,689,679
Beverages - 2.4%
Anheuser-Busch InBev N.V. (ADR)(a)	69,778	7,534,628
Boston Beer Co., Inc./The, Class A*	561	123,644
Brown-Forman Corp., Class B(e)	28,541	2,473,078
Coca-Cola Enterprises, Inc.(e)	19,562	889,093
Constellation Brands, Inc., Class A*	14,473	1,205,022
Cott Corp.	7,891	54,211
Diageo plc (ADR)	15,770	1,895,869
Dr Pepper Snapple Group, Inc.(e)	58,700	3,449,212
Molson Coors Brewing Co., Class B(e)	56,888	3,841,647
PepsiCo, Inc.	70,609	6,220,653
		27,687,057
Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc.*	7,484	1,189,881
Amgen, Inc.(a)	47,426	6,041,598
Biogen Idec, Inc.(a)(e)*	3,556	1,189,091
Gilead Sciences, Inc.*	4,900	448,595
InterMune, Inc.*	21,285	933,773
Ligand Pharmaceuticals, Inc.*	8,310	408,603
MiMedx Group, Inc.*	20,303	140,294
Venaxis, Inc.*	32,679	61,763
Vertex Pharmaceuticals, Inc.*	10,299	915,684
		11,329,282
Building Products - 0.9%
Builders FirstSource, Inc.*	23,733	140,974
Fortune Brands Home & Security, Inc.(e)	40,486	1,529,966
Lennox International, Inc.	4,726	403,222
Masco Corp.	66,166	1,376,253
Norcraft Cos., Inc.*	27,585	388,949
Nortek, Inc.*	1,800	143,586
Owens Corning	83,797	2,853,288
	SHARES	VALUE
Building Products (continued)
Ply Gem Holdings, Inc.*	131,176	$1,092,696
USG Corp.(a)*	105,210	2,782,804
		10,711,738
Capital Markets - 2.2%
Affiliated Managers Group, Inc.(a)(e)*	3,764	749,977
American Capital Ltd.*	277,162	4,201,776
Ameriprise Financial, Inc.	3,100	370,760
Ares Capital Corp.(a)	122,099	2,040,274
BlackRock, Inc.(a)	3,891	1,185,705
Charles Schwab Corp./The(e)	123,700	3,432,675
Deutsche Bank AG	26,298	898,340
Financial Engines, Inc.	15,902	619,383
Franklin Resources, Inc.	14,762	799,362
Greenhill & Co., Inc.	2,614	119,643
Invesco Ltd.	13,500	508,005
Lazard Ltd., Class A	23,927	1,251,382
Northern Trust Corp.(e)	100,346	6,712,144
Och-Ziff Capital Management Group LLC, Class A	12,257	166,818
Oppenheimer Holdings, Inc., Class A	4,188	95,570
Raymond James Financial, Inc.	2,559	130,381
Safeguard Scientifics, Inc.*	8,099	160,765
T Rowe Price Group, Inc.	15,364	1,193,168
Waddell & Reed Financial, Inc., Class A(a)	18,886	996,992
		25,633,120
Chemicals - 4.4%
Agrium, Inc.(e)	5,300	482,724
Air Products & Chemicals, Inc.(a)	55,836	7,367,560
Akzo Nobel N.V.	52,063	3,753,047
American Vanguard Corp.	64,152	814,089
Axiall Corp.(a)	60,979	2,611,731
Cabot Corp.(e)	2,153	112,796
CF Industries Holdings, Inc.	346	86,618
Dow Chemicals Co./The	19,000	970,330
Ecolab, Inc.(e)	28,797	3,125,338
FMC Corp.	158,229	10,319,695

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Chemicals (continued)
Hawkins, Inc.	140	$4,795
International Flavors & Fragrances, Inc.	753	76,045
LyondellBasell Industries N.V., Class A	6,500	690,625
Monsanto Co.(e)	62,209	7,035,216
Mosaic Co./The	25,964	1,197,200
OMNOVA Solutions, Inc.*	140,100	1,130,607
PPG Industries, Inc.	5,992	1,188,573
Praxair, Inc.(a)	4,710	603,539
RPM International, Inc.(a)	5,665	250,280
Sherwin-Williams Co./The(a)(e)	15,633	3,223,994
Stepan Co.	11,500	553,380
Taminco Corp.*	105,312	2,201,021
Valspar Corp./The(a)	1,281	96,139
W.R. Grace & Co.*	41,195	3,748,745
		51,644,087
Commercial Services & Supplies - 1.8%
ADT Corp./The	8,400	292,320
Cintas Corp.	14,471	905,885
Copart, Inc.*	2,614	87,255
Deluxe Corp.	10,708	589,047
Ennis, Inc.	14,613	207,212
Herman Miller, Inc.	10,285	300,734
Iron Mountain, Inc.	33,700	1,129,287
KAR Auction Services, Inc.	29,616	868,045
Pitney Bowes, Inc.(e)	14,603	395,157
Progressive Waste Solutions Ltd.	70,000	1,757,000
R.R. Donnelley & Sons Co.	119,431	2,073,322
Republic Services, Inc.(e)	102,500	3,887,825
SP Plus Corp.*	81,620	1,599,752
Tyco International Ltd.	163,309	7,046,783
		21,139,624
Communications Equipment - 0.4%
ARRIS Group, Inc.(a)*	34,742	1,187,134
Aruba Networks, Inc.*	4,458	79,620
Black Box Corp.	9,004	186,383
ClearOne, Inc.*	2,938	28,322
Extreme Networks, Inc.*	40,058	188,272
F5 Networks, Inc.*	2,164	243,645
	SHARES	VALUE
Communications Equipment (continued)
Harris Corp.	10,978	$749,468
Juniper Networks, Inc.(a)*	4,843	114,004
Motorola Solutions, Inc.(a)	28,157	1,793,038
Polycom, Inc.(a)*	21,861	280,258
Silicom Ltd.	2,713	72,817
Zhone Technologies, Inc.*	80,887	250,750
		5,173,711
Construction & Engineering - 1.0%
AECOM Technology Corp.*	45,878	1,557,558
Chicago Bridge & Iron Co. N.V.	20,291	1,203,662
Fluor Corp.	2,569	187,203
Granite Construction, Inc.	13,678	445,219
Great Lakes Dredge & Dock Corp.*	296,502	2,140,745
KBR, Inc.	27,214	562,241
MasTec, Inc.(e)*	17,643	479,713
Quanta Services, Inc.(e)*	144,166	4,828,119
Tutor Perini Corp.*	6,711	182,741
		11,587,201
Construction Materials - 0.2%
Eagle Materials, Inc.	2,683	243,670
Holcim Ltd.*	15,621	1,252,712
Martin Marietta Materials, Inc.	1,906	236,782
		1,733,164
Consumer Finance - 0.9%
Ally Financial, Inc.*	18,815	431,992
American Express Co.	13,475	1,185,800
Capital One Financial Corp.(e)	22,719	1,807,069
Consumer Portfolio Services, Inc.*	25,417	184,528
Discover Financial Services	7,000	427,420
Encore Capital Group, Inc.*	14,369	610,395
Ezcorp, Inc., Class A*	19,141	187,390
JGWPT Holdings, Inc., Class A*	74,440	827,028
Navient Corp.	70,000	1,204,000
Nelnet, Inc., Class A	18,100	746,263
Regional Management Corp.*	9,171	149,121

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Consumer Finance (continued)
Santander Consumer USA Holdings, Inc.	121,600	$2,331,072
		10,092,078
Containers & Packaging - 1.3%
Avery Dennison Corp.(a)	13,953	658,721
Berry Plastics Group, Inc.*	21,000	510,090
Graphic Packaging Holding Co.*	445,163	5,341,956
Greif, Inc., Class A	12,500	627,250
Packaging Corp of America	16,129	1,067,095
Rock Tenn Co., Class A	35,723	3,551,938
Sealed Air Corp.(a)	7,923	254,487
Sonoco Products Co.(a)	66,561	2,605,197
		14,616,734
Distributors - 0.0%†
LKQ Corp.*	8,688	227,235

Diversified Consumer Services - 0.1%
H&R Block, Inc.	45,927	1,475,635
Sotheby’s(e)	770	30,530
Steiner Leisure Ltd.*	2,023	80,738
		1,586,903
Diversified Financial Services - 1.2%
ING Groep N.V. (CVA)*	161,092	2,086,328
Intercontinental Exchange, Inc.	6,248	1,200,991
Leucadia National Corp.(a)	267,184	6,602,117
Moody’s Corp.	22,170	1,928,790
Rescap Liquidating Trust*	119,018	2,201,833
Voya Financial, Inc.	8,900	330,190
		14,350,249
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc.(a)*	20,544	903,525
Telefonica Brasil S.A. (ADR)(a)(e)	22,334	450,030
Verizon Communications, Inc.(e)	23,667	1,193,290
Vonage Holdings Corp.*	134,974	469,710
Windstream Holdings, Inc.	32,900	377,034
		3,393,589
	SHARES	VALUE
Electric Utilities - 0.7%
Cia Energetica de Minas Gerais (ADR)(e)	21,650	$177,963
Edison International	21,315	1,168,062
Entergy Corp.(e)	16,334	1,189,605
Exelon Corp.	85,369	2,653,269
NextEra Energy, Inc.(e)	12,301	1,154,941
OGE Energy Corp.	4,977	178,923
PPL Corp.	34,477	1,137,396
		7,660,159
Electrical Equipment - 0.6%
AMETEK, Inc.(a)	14,394	700,844
Emerson Electric Co.	20,878	1,328,885
EnerSys	43,000	2,727,490
Generac Holdings, Inc.*	8,649	375,367
General Cable Corp.(e)	16,846	374,486
Hubbell, Inc., Class B	6,902	807,120
PowerSecure International, Inc.*	23,202	228,076
Regal-Beloit Corp.	5,801	407,752
		6,950,020
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A(a)	10,434	1,003,438
Arrow Electronics, Inc.(a)*	4,830	279,899
Avnet, Inc.(a)	16,637	704,244
Belden, Inc.(a)(e)	2,966	201,391
Checkpoint Systems, Inc.*	88,489	1,083,105
Corning, Inc.	16,400	322,260
Flextronics International Ltd.*	27,321	283,865
Ingram Micro, Inc., Class A*	12,188	349,796
IPG Photonics Corp.*	2,865	192,958
Jabil Circuit, Inc.(e)	7,169	143,093
Methode Electronics, Inc.	5,007	160,124
Neonode, Inc.*	2,078	5,652
Netlist, Inc.*	53,775	66,681
SYNNEX Corp.(e)*	5,329	343,720
Trimble Navigation Ltd.*	18,094	559,105
		5,699,331
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	31,498	2,166,118
Cameron International Corp.*	153,408	10,878,161
Dril-Quip, Inc.*	1,187	119,614

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Energy Equipment & Services (continued)
FMC Technologies, Inc.*	3,919	$238,275
Halliburton Co.	44,000	3,035,560
Hornbeck Offshore Services, Inc.*	139,582	6,099,733
Nabors Industries Ltd.	38,392	1,042,727
Noble Corp. plc	51,836	1,626,095
Ocean Rig UDW, Inc.	154,790	2,704,181
Oceaneering International, Inc.	17,769	1,206,693
Oil States International, Inc.*	13,676	838,202
Pacific Drilling S.A.*	103,770	987,891
Patterson-UTI Energy, Inc.	23,441	805,198
Rowan Cos. plc, Class A(a)	14,623	446,294
Superior Energy Services, Inc.	39,600	1,330,560
Tenaris S.A. (ADR)(a)(e)	19,213	825,583
Unit Corp.(a)*	2,744	173,832
Vantage Drilling Co.(a)*	597,839	1,117,959
		35,642,676
Food & Staples Retailing - 1.1%
Andersons, Inc./The(a)	3,016	162,924
Cia Brasileira de Distribuicao (ADR)(e)	6,759	325,919
Costco Wholesale Corp.	27,995	3,290,532
Kroger Co./The(e)	12,700	622,046
Pantry, Inc./The*	15,028	269,152
SpartanNash Co.	9,511	199,351
Walgreen Co.(a)	95,286	6,552,818
Whole Foods Market, Inc.(e)	31,322	1,197,127
		12,619,869
Food Products - 1.3%
Archer-Daniels-Midland Co.	20,800	965,120
Campbell Soup Co.(e)	76,200	3,169,158
Darling Ingredients, Inc.(e)*	12,746	238,605
Hain Celestial Group, Inc./The(e)*	825	70,538
Hershey Co./The	12,895	1,136,694
JM Smucker Co./The	5,394	537,458
John B Sanfilippo & Son, Inc.	6,346	167,852
Kellogg Co.(e)	29,222	1,748,352
Lindt & Spruengli AG	42	2,615,568
	SHARES	VALUE
Food Products (continued)
Mead Johnson Nutrition Co.(e)	12,754	$1,166,226
Mondelez International, Inc., Class A	75,221	2,707,956
Pilgrim’s Pride Corp.*	1,100	30,756
Tyson Foods, Inc., Class A	7,139	265,642
Unilever plc (ADR)(a)	5,442	235,258
		15,055,183
Gas Utilities - 0.1%
Atmos Energy Corp.(a)	9,921	479,383
National Fuel Gas Co.	894	61,605
Questar Corp.(a)	14,534	323,236
UGI Corp.(a)(e)	3,692	179,210
		1,043,434
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories(a)	15,972	672,741
Alere, Inc.(a)*	95,347	3,813,880
Align Technology, Inc.(a)*	18,028	977,298
Becton Dickinson and Co.(e)	20,240	2,352,698
Boston Scientific Corp.(a)*	71,855	918,307
Edwards Lifesciences Corp.*	13,189	1,190,307
Haemonetics Corp.*	51,480	1,831,144
IDEXX Laboratories, Inc.(e)*	1,966	244,728
Medtronic, Inc.(e)	36,132	2,230,790
Smith & Nephew plc (ADR)	1,469	126,437
St Jude Medical, Inc.(a)	18,407	1,199,952
Stryker Corp.(a)	20,572	1,641,028
Symmetry Medical, Inc.*	8,550	75,325
Synergetics USA, Inc.*	24,189	75,470
TearLab Corp.*	21,970	95,789
Thoratec Corp.(a)*	5,347	173,777
Trinity Biotech plc (ADR)	61,626	1,431,572
Varian Medical Systems, Inc.*	7,719	634,116
Vascular Solutions, Inc.*	2,406	59,356
West Pharmaceutical Services, Inc.(a)	1,386	56,479
Zimmer Holdings, Inc.(a)	11,984	1,199,239
		21,000,433
Health Care Providers & Services - 1.1%
Addus HomeCare Corp.*	23,543	521,242

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Health Care Providers & Services (continued)
Adeptus Health, Inc., Class A*	1,555	$40,026
Aetna, Inc.	7,500	581,475
Alliance HealthCare Services, Inc.*	3,458	98,726
Almost Family, Inc.*	3,242	75,992
Brookdale Senior Living, Inc.*	2,518	87,249
Cardinal Health, Inc.	4,607	330,092
Catamaran Corp.*	4,670	212,438
Centene Corp.*	6,877	495,763
Cigna Corp.(e)	5,600	504,224
Community Health Systems, Inc.*	10,834	516,782
DaVita HealthCare Partners, Inc.*	3,731	262,812
Express Scripts Holding Co.*	9,147	637,088
HCA Holdings, Inc.*	6,400	417,984
Henry Schein, Inc.(a)(e)*	5,823	676,924
Humana, Inc.	2,400	282,360
Laboratory Corp of America Holdings*	8,034	833,045
LifePoint Hospitals, Inc.*	6,691	479,878
MEDNAX, Inc.(e)*	10,470	619,615
Omnicare, Inc.(e)	16,695	1,043,437
Patterson Cos., Inc.	11,988	467,652
Providence Service Corp./The*	2,484	98,391
Skilled Healthcare Group, Inc., Class A*	37,703	224,333
Tenet Healthcare Corp.*	9,700	511,869
UnitedHealth Group, Inc.	11,438	927,050
Universal Health Services, Inc., Class B(a)	14,030	1,495,598
		12,442,045
Health Care Technology - 0.1%
Icad, Inc.*	53,665	489,425
Quality Systems, Inc.(a)(e)	7,664	118,869
Simulations Plus, Inc.	231	1,379
		609,673
Hotels, Restaurants & Leisure - 1.7%
BJ’s Restaurants, Inc.*	8,476	290,473
Brinker International, Inc.	9,914	444,544
	SHARES	VALUE
Hotels, Restaurants & Leisure (continued)
Buffalo Wild Wings, Inc.(e)*	2,972	$431,891
Carnival Corp.	40,507	1,467,164
Century Casinos, Inc.*	15,109	83,704
Darden Restaurants, Inc.(e)	16,626	777,265
Domino’s Pizza, Inc.	28,513	2,052,936
Jack in the Box, Inc.	7,170	410,052
Life Time Fitness, Inc.(e)*	8,123	319,640
Panera Bread Co., Class A*	4,937	727,220
Papa John’s International, Inc.(a)	1,550	64,620
Pinnacle Entertainment, Inc.(a)(e)*	1,522	33,180
Rick’s Cabaret International, Inc.*	5,780	64,042
Royal Caribbean Cruises Ltd.(a)(e)	40,422	2,411,172
Six Flags Entertainment Corp.(a)	6,405	244,799
Speedway Motorsports, Inc.	7,467	130,224
Starbucks Corp.	6,220	483,170
Starwood Hotels & Resorts Worldwide, Inc.(a)	74,969	5,760,618
Wyndham Worldwide Corp.(a)	40,465	3,057,131
Yum! Brands, Inc.	6,526	452,904
		19,706,749
Household Durables - 0.9%
Cavco Industries, Inc.*	342	24,415
Harman International Industries, Inc.	10,677	1,158,988
Hooker Furniture Corp.	4,645	67,446
Jarden Corp.*	15,940	891,046
KB Home	12,183	198,583
Mohawk Industries, Inc.*	32,800	4,092,456
PulteGroup, Inc.	1,600	28,240
Toll Brothers, Inc.*	3,500	114,415
Turtle Beach Corp.*	11,059	89,467
Whirlpool Corp.(a)	23,337	3,328,790
ZAGG, Inc.*	27,236	139,176
		10,133,022
Household Products - 0.1%
Central Garden and Pet Co.*	49,410	454,078

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Household Products (continued)
Colgate-Palmolive Co.	16,106	$1,021,120
		1,475,198
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.*	50,600	1,115,224
NRG Energy, Inc.	5,894	182,478
		1,297,702
Industrial Conglomerates - 0.3%
Danaher Corp.	48,995	3,619,750
Koninklijke Philips N.V. (NYRS)(e)	7,691	236,883
		3,856,633
Insurance - 2.2%
ACE Ltd.(a)	12,028	1,204,003
Aflac, Inc.(a)	2,495	149,051
Allied World Assurance Co. Holdings AG(a)	2,205	79,402
American Financial Group, Inc./OH(a)	8,084	452,623
American International Group, Inc.	235,280	12,229,855
Aon plc	1,125	94,905
Arch Capital Group Ltd.(a)*	1,531	81,832
Arthur J Gallagher & Co.	13,060	587,700
Assurant, Inc.(a)	12,852	814,303
Assured Guaranty Ltd.	5,651	126,130
Axis Capital Holdings Ltd.(a)	14,486	625,071
Cincinnati Financial Corp.	9,220	424,304
Crawford & Co., Class A	709	5,615
Endurance Specialty Holdings Ltd.(e)	4,524	239,274
Everest Re Group Ltd.(e)	3,480	542,567
HCI Group, Inc.	3,936	157,046
Health Insurance Innovations, Inc., Class A*	1,261	16,671
Lincoln National Corp.	6,196	324,609
Loews Corp.	8,577	361,349
Maiden Holdings Ltd.	24,332	279,331
MBIA, Inc.*	14,978	143,489
MetLife, Inc.	23,301	1,225,633
National Western Life Insurance Co., Class A	933	224,853
	SHARES	VALUE
Insurance (continued)
PartnerRe Ltd.(a)	11,316	$1,180,938
Progressive Corp./The(a)	50,369	1,180,649
Prudential Financial, Inc.	19,021	1,654,256
Reinsurance Group of America, Inc.(a)	19,509	1,565,792
Validus Holdings Ltd.(a)	5,082	185,646
		26,156,897
Internet & Catalog Retail - 0.8%
Expedia, Inc.	6,250	496,375
Groupon, Inc.(a)*	989,750	6,403,682
Liberty Interactive Corp., Class A(a)*	35,635	999,562
Liberty Ventures(a)*	7,187	497,053
Priceline Group, Inc./The*	405	503,192
		8,899,864
Internet Software & Services - 2.8%
Akamai Technologies, Inc.(a)*	8,232	485,853
CoStar Group, Inc.*	1,622	233,130
eBay, Inc.*	141,473	7,469,775
Equinix, Inc.*	68,587	14,713,283
Global Eagle Entertainment, Inc.*	52,970	540,294
Google, Inc., Class A*	2,881	1,669,684
IAC/InterActiveCorp(a)	88,441	5,943,235
LinkedIn Corp., Class A*	716	129,338
Perion Network Ltd.*	34,644	283,734
SINA Corp./China*	3,439	166,413
Yahoo!, Inc.*	38,900	1,393,009
		33,027,748
IT Services - 1.3%
Accenture plc, Class A(a)(e)	14,677	1,163,593
Acxiom Corp.(a)*	14,639	268,186
Alliance Data Systems Corp.(a)*	3,551	931,392
Amdocs Ltd.(a)	10,679	484,186
Automatic Data Processing, Inc.(a)	6,906	561,527
Broadridge Financial Solutions, Inc.(e)	10,321	416,659
Cognizant Technology Solutions Corp., Class A(e)*	13,974	685,425
Computer Sciences Corp.	20,746	1,294,343
DST Systems, Inc.	942	84,846

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
IT Services (continued)
Euronet Worldwide, Inc.(e)*	3,983	$199,309
Fidelity National Information Services, Inc.	21,483	1,211,641
Fiserv, Inc.*	5,735	353,677
Gartner, Inc.*	6,293	430,567
Global Payments, Inc.	3,315	229,630
Heartland Payment Systems, Inc.(e)	944	44,840
Jack Henry & Associates, Inc.	3,834	223,714
MasterCard, Inc., Class A(e)	58,456	4,334,512
MAXIMUS, Inc.	1,878	77,674
Newtek Business Services, Inc.*	24,583	60,474
Planet Payment, Inc.*	47,285	111,120
Sykes Enterprises, Inc.*	14,985	310,189
TeleTech Holdings, Inc.*	2,356	64,861
Teradata Corp.(a)(e)*	13,568	572,027
Total System Services, Inc.(a)	19,707	630,624
VeriFone Systems, Inc.(a)*	17,604	589,910
WidePoint Corp.*	32,640	47,981
		15,382,907
Leisure Products - 0.2%
Brunswick Corp./DE(e)	18,365	740,660
Hasbro, Inc.(e)	4,983	248,951
Polaris Industries, Inc.(e)	8,146	1,201,861
Summer Infant, Inc.*	8,961	37,278
		2,228,750
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc.(a)*	7,387	400,449
Covance, Inc.*	11,070	928,994
ICON plc(a)*	7,697	398,705
		1,728,148
Machinery - 2.3%
Actuant Corp., Class A(a)	4,197	135,479
Allison Transmission Holdings, Inc.	64,505	1,888,706
Briggs & Stratton Corp.	139,318	2,553,699
Caterpillar, Inc.(e)	2,000	201,500
Chart Industries, Inc.*	3,826	290,967
	SHARES	VALUE
Machinery (continued)
Crane Co.	11,299	$775,224
Cummins, Inc.(e)	7,299	1,017,408
Flowserve Corp.	4,408	326,368
Graco, Inc.	4,500	333,675
IDEX Corp.(e)	2,477	187,806
Illinois Tool Works, Inc.	14,568	1,199,966
Ingersoll-Rand plc	18,992	1,116,540
Kennametal, Inc.(e)	9,622	406,818
MFRI, Inc.*	5,055	55,656
Mueller Water Products, Inc., Class A	47,063	364,738
Pall Corp.(e)	21,475	1,663,668
Parker Hannifin Corp.(a)	10,066	1,157,087
Pentair plc	16,949	1,085,922
SPX Corp.(a)	3,313	328,418
Timken Co./The	47,237	2,092,599
Toro Co./The	28,627	1,698,440
Trinity Industries, Inc.(e)	47,900	2,090,356
Volvo AB, Class B	285,490	3,478,448
WABCO Holdings, Inc.(a)*	2,443	238,144
Wabtec Corp.(a)(e)	7,460	601,873
Wartsila OYJ Abp	19,094	964,244
Woodward, Inc.(e)	1,577	78,787
Xerium Technologies, Inc.*	13,967	181,571
		26,514,107
Marine - 0.0%†
DryShips, Inc.*	46,397	132,696
Safe Bulkers, Inc.	9,949	72,528
		205,224
Media - 4.8%
CBS Corp., Class B	142,562	8,101,798
Charter Communications, Inc., Class A*	46,692	7,214,848
Cogeco Cable, Inc.	29,367	1,632,712
Comcast Corp., Class A	60,789	3,266,193
Cumulus Media, Inc., Class A*	23,997	124,304
DISH Network Corp., Class A*	159,319	9,855,473
Grupo Televisa SAB (ADR)	14,408	512,781
Liberty Global plc(e)*	120,749	4,828,753
Liberty Global plc, Class A*	16,833	700,253

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Media (continued)
MDC Partners, Inc., Class A	25,026	$516,036
Scripps Networks Interactive, Inc., Class A(a)	2,268	186,906
Time Warner Cable, Inc.	29,600	4,294,960
Time Warner, Inc.	92,286	7,661,584
Tribune Media Co., Class A*	25,500	2,103,750
Twenty-First Century Fox, Inc., Class A	68,880	2,182,118
Viacom, Inc., Class B(a)	14,246	1,177,717
Walt Disney Co./The	25,514	2,191,142
		56,551,328
Metals & Mining - 1.2%
Alcoa, Inc.(a)(e)	75,015	1,229,496
Carpenter Technology Corp.(e)	1,170	63,344
Cia de Minas Buenaventura S.A. (ADR)	29,853	349,579
Compass Minerals International, Inc.	140	12,043
Constellium N.V., Class A*	107,055	3,102,454
Freeport-McMoRan, Inc.	27,100	1,008,662
Newmont Mining Corp.	47,776	1,190,100
POSCO (ADR)	1,482	119,790
Randgold Resources Ltd. (ADR)(e)	9,411	810,664
Reliance Steel & Aluminum Co.(a)	14,664	1,000,818
Southern Copper Corp.(a)	551	18,106
Steel Dynamics, Inc.(a)	7,506	159,202
Taseko Mines Ltd.*	74,028	170,264
ThyssenKrupp AG*	155,487	4,403,386
Worthington Industries, Inc.(a)	6,173	236,117
		13,874,025
Multiline Retail - 1.8%
Dollar General Corp.*	288,492	15,933,413
Dollar Tree, Inc.*	21,445	1,168,109
Family Dollar Stores, Inc.	42,858	3,203,636
J.C. Penney Co., Inc.(a)(e)*	66,245	621,378
		20,926,536
Multi-Utilities - 0.7%
Ameren Corp.(a)	9,340	359,123
Dominion Resources, Inc.(e)	83,000	5,614,120
	SHARES	VALUE
Multi-Utilities (continued)
MDU Resources Group, Inc.	3,094	$97,492
Public Service Enterprise Group, Inc.	33,500	1,178,195
Sempra Energy(a)(e)	11,882	1,184,754
Vectren Corp.(a)	1,462	55,688
		8,489,372
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.(a)	11,150	1,191,378
Antero Resources Corp.*	68,300	3,945,008
Bellatrix Exploration Ltd.*	10,843	80,347
BP plc (ADR)	9,596	469,916
Chesapeake Energy Corp.(e)	27,200	717,264
Cobalt International Energy, Inc.*	28,557	457,483
Concho Resources, Inc.*	1,794	252,595
ConocoPhillips(e)	23,700	1,955,250
CONSOL Energy, Inc.(a)	30,381	1,179,390
Cosan Ltd., Class A(e)	14,903	179,879
Devon Energy Corp.	19,950	1,506,225
Dynagas LNG Partners LP	5,537	129,234
Energen Corp.	14,157	1,155,636
Energy Transfer Equity, LP	237,590	12,922,520
EOG Resources, Inc.	10,722	1,173,416
Gastar Exploration, Inc.*	18,394	121,768
Gran Tierra Energy, Inc.*	109,597	727,724
Gulfport Energy Corp.*	65,070	3,475,389
Halcon Resources Corp.*	215,550	1,282,522
HollyFrontier Corp.	7,100	333,771
Ithaca Energy, Inc.*	189,702	425,838
Marathon Oil Corp.	9,500	368,125
Marathon Petroleum Corp.	14,400	1,202,112
Midstates Petroleum Co., Inc.*	105,210	671,240
Murphy Oil Corp.(e)	26,180	1,626,563
Noble Energy, Inc.	6,736	447,877
Oasis Petroleum, Inc.*	2,400	128,280
Occidental Petroleum Corp.	20,686	2,021,229
ONEOK, Inc.(a)	18,040	1,162,317
PBF Energy, Inc., Class A	10,922	295,986
PDC Energy, Inc.(a)(e)*	19,462	1,056,008
Peabody Energy Corp.(e)	49,962	757,924
Penn Virginia Corp.(e)*	28,670	373,283
Phillips 66	18,300	1,484,313

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
QEP Resources, Inc.	18,417	$608,682
Range Resources Corp.(a)	16,106	1,217,453
Rosetta Resources, Inc.*	9,757	498,290
Royal Dutch Shell plc (ADR)(a)(e)	15,258	1,248,562
SM Energy Co.(a)	17,180	1,349,317
Southwestern Energy Co.(a)*	29,820	1,210,096
Stone Energy Corp.(a)*	15,030	571,892
Talisman Energy, Inc.	54,551	570,058
Teekay Corp.(a)	33,416	1,859,935
Tesoro Corp.	9,900	609,246
Valero Energy Corp.	33,900	1,722,120
Vertex Energy, Inc.*	10,087	82,915
Western Refining, Inc.	9,200	376,832
Westmoreland Coal Co.*	2,315	99,753
Whiting Petroleum Corp.(a)*	3,854	341,040
Williams Cos., Inc./The	57,550	3,259,056
		60,903,057
Paper & Forest Products - 0.1%
Domtar Corp.	16,922	607,838

Personal Products - 0.0%†
Coty, Inc., Class A	17,205	294,378
Herbalife Ltd.(e)	1,300	68,120
IGI Laboratories, Inc.*	11,002	57,980
		420,478
Pharmaceuticals - 3.9%
AbbVie, Inc.	15,400	806,036
Actavis plc(a)*	61,336	13,141,851
Allergan, Inc.	44,565	7,391,551
AstraZeneca plc (ADR)	24,548	1,786,849
Dr Reddy’s Laboratories Ltd. (ADR)(e)*	972	43,497
Eli Lilly & Co.(e)	14,771	901,917
Endo International plc*	72,115	4,837,474
Jazz Pharmaceuticals plc*	4,968	694,179
Johnson & Johnson	21,757	2,177,658
Mallinckrodt plc(a)*	109,082	7,594,289
Merck & Co., Inc.	20,910	1,186,433
Mylan, Inc./PA*	7,350	362,870
Novartis AG (ADR)(e)	13,851	1,204,206
	SHARES	VALUE
Pharmaceuticals (continued)
POZEN, Inc.*	8,152	$59,020
Salix Pharmaceuticals Ltd.(e)*	9,057	1,194,709
Supernus Pharmaceuticals, Inc.*	61,451	532,166
Teva Pharmaceutical Industries Ltd. (ADR)	22,322	1,194,227
		45,108,932
Professional Services - 0.4%
Equifax, Inc.(e)	6,337	482,182
FTI Consulting, Inc.(e)*	527	19,478
Manpowergroup, Inc.	21,407	1,667,391
Nielsen N.V.	38,376	1,769,518
Towers Watson & Co., Class A(a)	5,563	567,537
TrueBlue, Inc.*	6,633	179,025
		4,685,131
Real Estate Investment Trusts (REITs) - 0.7%
Ashford Hospitality Trust, Inc.	21,784	250,734
Cherry Hill Mortgage Investment Corp.	15,766	311,063
CommonWealth REIT	96,768	2,599,188
CyrusOne, Inc.	5,765	143,260
Geo Group, Inc./The	84,566	2,909,916
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22,103	303,032
New Residential Investment Corp.	35,626	213,043
Newcastle Investment Corp.	207,793	928,835
RAIT Financial Trust	67,008	515,962
Select Income REIT	2,198	60,995
		8,236,028
Real Estate Management & Development - 0.3%
Brookfield Asset Management, Inc., Class A(a)	10,151	453,242
CBRE Group, Inc., Class A*	109,295	3,370,658
Griffin Land & Nurseries, Inc.	100	2,661
		3,826,561
Road & Rail - 1.6%
Genesee & Wyoming, Inc., Class A*	13	1,297

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Road & Rail (continued)
Heartland Express, Inc.	20,727	$465,321
Hertz Global Holdings, Inc.*	368,431	10,397,123
JB Hunt Transport Services, Inc.(e)	2,761	213,315
Kansas City Southern	7,822	853,067
Norfolk Southern Corp.	6,600	670,956
Quality Distribution, Inc.*	154,991	2,069,130
Roadrunner Transportation Systems, Inc.*	6,206	156,019
Swift Transportation Co.*	14,504	296,607
Union Pacific Corp.(a)(e)	39,408	3,874,200
		18,997,035
Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.(a)(e)	34,351	1,123,965
Analog Devices, Inc.(a)	23,879	1,185,115
Atmel Corp.*	19,127	156,841
Avago Technologies Ltd.(a)	29,640	2,056,423
Broadcom Corp., Class A(a)	39,848	1,524,584
Cavium, Inc.(e)*	16,391	764,640
First Solar, Inc.*	16,809	1,060,816
Freescale Semiconductor Ltd.(e)*	50,500	1,011,010
Himax Technologies, Inc. (ADR)	8,666	55,419
Integrated Device Technology, Inc.*	12,284	176,398
Intel Corp.(e)	43,000	1,457,270
Linear Technology Corp.(e)	18,639	822,632
Marvell Technology Group Ltd.	95,306	1,271,382
Mattson Technology, Inc.*	34,724	71,184
Micron Technology, Inc.*	7,700	235,235
NXP Semiconductor N.V.(a)*	118,277	7,374,571
Power Integrations, Inc.(e)	319	17,172
Silicon Laboratories, Inc.(a)*	4,241	172,736
Silicon Motion Technology Corp. (ADR)	1,527	35,213
Skyworks Solutions, Inc.	26,979	1,369,454
SunEdison, Inc.(a)(e)*	136,654	2,733,080
Synaptics, Inc.(e)*	14,542	1,050,369
Texas Instruments, Inc.(e)	25,594	1,183,723
Ultra Clean Holdings, Inc.*	10,003	86,726
	SHARES	VALUE
Semiconductors & Semiconductor Equipment (continued)
Xcerra Corp.*	19,462	$181,970
Xilinx, Inc.(a)	2,545	104,676
		27,282,604
Software - 1.2%
Adobe Systems, Inc.(a)*	53,325	3,685,291
ANSYS, Inc.(a)*	9,033	694,999
Aspen Technology, Inc.*	4,150	180,276
Autodesk, Inc.(a)*	17,606	939,280
Check Point Software Technologies Ltd.*	8,399	570,040
Citrix Systems, Inc.*	17,709	1,199,431
CommVault Systems, Inc.(e)*	10,102	485,098
Electronic Arts, Inc.*	4,000	134,400
ePlus, Inc.*	7,500	410,175
FactSet Research Systems, Inc.(e)	3,247	390,062
Fair Isaac Corp.	3,229	184,537
Fortinet, Inc.*	5,217	128,077
Informatica Corp.*	20,605	653,591
Microsoft Corp.	11,200	483,392
Monitise plc*	48,600	37,373
Net 1 UEPS Technologies, Inc.*	40,524	431,581
NetSuite, Inc.(e)*	831	70,062
Oracle Corp.(a)	27,889	1,126,437
Qlik Technologies, Inc.(e)*	21,440	567,302
ServiceNow, Inc.(e)*	11,700	687,960
Synchronoss Technologies, Inc.*	5,313	214,698
Synopsys, Inc.(a)*	9,546	360,552
Tangoe, Inc.*	740	10,212
TeleCommunication Systems, Inc., Class A*	50,842	160,152
TiVo, Inc.(a)*	24,062	323,875
Vringo, Inc.*	113,131	368,807
		14,497,660
Specialty Retail - 3.0%
Abercrombie & Fitch Co., Class A	7,276	286,238
Advance Auto Parts, Inc.(a)	32,189	3,898,410
Asbury Automotive Group, Inc.*	69	4,660

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Specialty Retail (continued)
Best Buy Co., Inc.(e)	9,100	$270,543
Cabela’s, Inc.*	12,443	726,173
Conn’s, Inc.*	9,540	381,600
CST Brands, Inc.(e)	31,727	1,060,634
Dick’s Sporting Goods, Inc.	28,064	1,193,562
DSW, Inc., Class A	28,208	750,051
Five Below, Inc.*	5,138	188,154
Foot Locker, Inc.	41,000	1,948,730
GNC Holdings, Inc., Class A	51,851	1,701,231
Home Depot, Inc./The	35,870	2,900,090
L Brands, Inc.(e)	20,822	1,207,051
Lumber Liquidators Holdings, Inc.(e)*	19,343	1,048,777
Men’s Wearhouse, Inc./The	11,937	600,670
O’Reilly Automotive, Inc.(e)*	8,036	1,205,400
Penske Automotive Group, Inc.(a)(e)	7,265	337,459
Pep Boys-Manny Moe & Jack/The*	161,906	1,712,965
PetSmart, Inc.	62,760	4,276,466
Pier 1 Imports, Inc.	51,690	778,451
Rent-A-Center, Inc./TX	38,649	925,257
Sally Beauty Holdings, Inc.*	19,020	493,569
Select Comfort Corp.*	6,850	138,370
Signet Jewelers Ltd.	23,160	2,357,456
Tiffany & Co.(e)	15,044	1,468,445
TJX Cos., Inc./The(a)	22,821	1,216,131
Tractor Supply Co.(a)(e)	1,711	106,373
TravelCenters of America LLC*	34,893	313,688
Ulta Salon Cosmetics & Fragrance, Inc.(a)*	13,014	1,201,583
Williams-Sonoma, Inc.	6,465	433,608
		35,131,795
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	10,580	1,011,131
Electronics For Imaging, Inc.(e)*	673	29,659
EMC Corp.	327	9,581
Hewlett-Packard Co.	7,600	270,636
Quantum Corp.*	244,333	305,416
SanDisk Corp.	3,030	277,881
	SHARES	VALUE
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology plc	2,400	$140,640
Super Micro Computer, Inc.*	2,906	76,050
Western Digital Corp.(a)	14,196	1,417,187
		3,538,181
Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc.	3,929	300,804
Cie Financiere Richemont S.A.	13,233	1,259,340
Coach, Inc.(e)	35,231	1,217,584
Hanesbrands, Inc.	8,704	850,468
Hermes International	1,013	349,959
Iconix Brand Group, Inc.(e)*	8,795	371,413
NIKE, Inc., Class B	51,100	3,941,343
PVH Corp.(a)	10,823	1,192,478
Ralph Lauren Corp.	4,655	725,528
VF Corp.(a)	12,500	765,875
		10,974,792
Thrifts & Mortgage Finance - 0.4%
Federal Agricultural Mortgage Corp., Class C	7,270	211,920
Federal Home Loan Mortgage Corp.*	195,726	816,177
Federal National Mortgage Association*	340,180	1,425,354
Meta Financial Group, Inc.	234	8,611
MGIC Investment Corp.(a)*	103,905	767,858
Nationstar Mortgage Holdings, Inc.*	1,576	48,084
Ocwen Financial Corp.*	9,745	294,007
Radian Group, Inc.(a)	10,611	134,335
Stonegate Mortgage Corp.*	28,319	364,466
		4,070,812
Trading Companies & Distributors - 1.4%
AerCap Holdings N.V.(a)*	227,355	9,919,499
Fly Leasing Ltd. (ADR)	13,237	197,761
HD Supply Holdings, Inc.(a)*	177,626	4,515,253
MRC Global, Inc.*	5,708	153,146
Titan Machinery, Inc.*	3,701	54,257
United Rentals, Inc.*	1,474	156,096
WESCO International, Inc.(a)(e)*	9,711	762,216

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Trading Companies & Distributors (continued)
WW Grainger, Inc.(e)	2,346	$551,662
		16,309,890
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	51,207	482,370
BBA Aviation plc	34,235	183,335
		665,705
Water Utilities - 0.0%†
American Water Works Co., Inc.(a)	9,817	468,958

Wireless Telecommunication Services - 0.3%
Mobile Telesystems OJSC (ADR)(e)	32,553	583,675
SK Telecom Co., Ltd. (ADR)(a)	6,060	171,559
Telephone & Data Systems, Inc.(a)	7,848	196,200
Tim Participacoes S.A. (ADR)	35,890	955,392
T-Mobile U.S., Inc.*	14,410	474,665
Vodafone Group plc (ADR)(a)	35,662	1,184,692
		3,566,183
TOTAL COMMON STOCKS (cost $902,203,144)		915,002,260

PREFERRED STOCKS - 0.4%
Consumer Finance - 0.2%
GMAC Capital Trust I 8.13%(c)*	96,527	2,623,604

Thrifts & Mortgage Finance - 0.2%
Federal Home Loan Mortgage Corp. 8.38%(c)*	200,010	2,400,120

TOTAL PREFERRED STOCKS (cost $4,791,071)		5,023,724

EXCHANGE TRADED FUNDS - 1.2%

Consumer Discretionary Select Sector SPDR Fund	7,974	525,008
Consumer Staples Select Sector SPDR Fund	126	5,432
	SHARES	VALUE
EXCHANGE TRADED FUNDS (continued)
iShares Russell 2000 Index Fund	24,000	$2,666,160
Market Vectors Gold Miners ETF	5,812	150,473
SPDR Dow Jones International Real Estate ETF	69,000	3,034,620
SPDR Gold Shares(a)*	3,100	382,509
SPDR S&P MidCap 400 ETF Trust	38	9,467
Vanguard Global ex-U.S. Real Estate ETF	41,000	2,404,650
Vanguard REIT ETF	59,000	4,419,100
TOTAL EXCHANGE TRADED FUNDS (cost $13,265,900)		13,597,419

MUTUAL FUNDS - 0.1%
BlackRock MuniAssets Fund, Inc.	6,466	83,153
Eaton Vance Municipal Income Term Trust	4,926	82,165
New America High Income Fund, Inc./The	29,480	284,777
Nuveen Dividend Advantage Municipal Fund 3	16,331	226,021
Nuveen Dividend Advantage Municipal Income Fund	14,912	212,198
TOTAL MUTUAL FUNDS (cost $834,896)		888,314

	PRINCIPAL AMOUNT
AGENCY CMO - 0.6%
U.S. Government Agencies - 0.6%
Government National Mortgage Association, Class SA 5.99%, 12/20/2043 IO(c)	$16,780,757	2,858,122
Government National Mortgage Association, Class SA 6.44%, 2/20/2041 IO (c)	10,182,444	1,881,363
Government National Mortgage Association, Class SB 5.89%,12/20/2039 IO (c)	14,905,034	2,527,533
TOTAL AGENCY CMO (cost $7,199,704)		7,267,018

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS - 11.0%
Automobiles - 0.1%
General Motors Co. 6.25%, 10/2/2043		$836,000	$950,950

Banks - 0.7%
Bank of Ireland 10.00%, 7/30/2016	EUR	1,000,000	1,466,999
Barclays plc 8.00%, 12/15/2020(c)		2,000,000	2,903,469
Bundesrepublik Deutschland 2.00%, 8/15/2023		2,600,000	3,768,427
			8,138,895
Capital Markets - 0.1%
Lehman Brothers Holdings, Inc. 6.20%, 9/26/2014(d)		$8,000,000	1,660,000

Chemicals - 0.7%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 2/1/2018		5,718,000	5,903,835
9.00%, 11/15/2020		2,307,000	2,272,395
			8,176,230
Commercial Services & Supplies - 0.1%
Befesa Zinc SAU Via Zinc Capital S.A. 8.88%, 5/15/2018	EUR	1,000,000	1,425,111

Communications Equipment - 0.2%
Avaya, Inc. 10.50%, 3/1/2021(b)		$2,615,000	2,320,812

Containers & Packaging - 0.3%
Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II Is 6.00%, 6/15/2017(b)		3,400,000	3,417,000

Diversified Consumer Services - 0.3%
Board of Trustees of The Leland Stanford Junior University (The) 4.25%, 5/1/2054		350,000	358,841
	PRINCIPAL AMOUNT		VALUE
Diversified Consumer Services (continued)
EDU UK BondCo plc 8.88%, 9/15/2018	GBP	1,500,000	$2,621,086
Massachusetts Institute of Technology 4.68%, 7/1/2114		$1,159,000	1,220,566
			4,200,493
Diversified Financial Services - 0.2%
PHH Corp.
6.38%, 8/15/2021		1,060,000	1,081,200
7.38%, 9/1/2019		1,190,000	1,320,900
			2,402,100
Diversified Telecommunication Services - 0.5%
Altice Finco S.A. 8.13%, 1/15/2024(b)		1,563,000	1,669,805
Clearwire Communications LLC / Clearwire Finance, Inc. 14.75%, 12/1/2016(b)		1,518,000	1,960,117
Telecom Italia S.p.A. 5.30%, 5/30/2024(b)		1,674,000	1,630,761
Wind Acquisition Finance S.A. 4.75%, 7/15/2020(b)		835,000	832,913
			6,093,596
Electric Utilities - 0.1%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, 12/1/2020(d)		5,813,000	581,300

Energy Equipment & Services - 0.5%
CHC Helicopter S.A. 9.25%, 10/15/2020		2,920,500	3,184,221
Hercules Offshore, Inc. 10.25%, 4/1/2019(b)		2,016,000	2,197,440
Pacific Drilling S.A. 5.38%, 6/1/2020(b)		1,000,000	962,500
			6,344,161
Gas Utilities - 0.2%
Midcontinent Express Pipeline LLC 6.70%, 9/15/2019(b)		1,678,000	1,924,140

Health Care Providers & Services - 0.7%
Gentiva Health Services, Inc. 11.50%, 9/1/2018		3,001,000	3,203,568
inVentiv Health, Inc.
11.00%, 8/15/2018(b)		4,614,000	4,221,810

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
Health Care Providers & Services (continued)
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC 5.75%, 8/1/2022(b)		$200,000	$201,250
			7,626,628
Hotels, Restaurants & Leisure - 0.8%
PortAventura Entertainment Barcelona B.V. 5.94%, 12/1/2019(c)	EUR	3,000,000	4,067,364
Punch Taverns Finance plc 6.82%, 7/15/2020	GBP	2,640,000	4,776,624
			8,843,988
IT Services - 0.3%
First Data Corp.
11.75%, 8/15/2021		$2,000,000	2,305,000
12.63%, 1/15/2021		1,000,000	1,192,500
			3,497,500
Machinery - 0.2%
FGI Operating Co. LLC / FGI Finance, Inc. 7.88%, 5/1/2020(a)		2,001,000	2,136,067

Marine - 0.1%
Topaz Marine S.A. 8.63%, 11/1/2018(b)		1,000,000	1,057,500

Media - 0.4%
Clear Channel Communications, Inc. 14.00%, 2/1/2021 PIK		2,000,000	2,005,000
Visant Corp. 10.00%, 10/1/2017		2,629,000	2,579,706
			4,584,706
Metals & Mining - 0.3%
American Gilsonite Co. 11.50%, 9/1/2017(b)		3,700,000	4,023,750
Northland Resources AB 4.00%, 10/15/2020(b)(f)		1,055,311	58,042
			4,081,792
Oil, Gas & Consumable Fuels - 2.2%
Berry Petroleum Co., LLC 6.38%, 9/15/2022		500,000	512,500
Cimarex Energy Co. 4.38%, 6/1/2024		509,000	522,997
	PRINCIPAL AMOUNT		VALUE
Oil, Gas & Consumable Fuels (continued)
Halcon Resources Corp.
8.88%, 5/15/2021		$1,000,000	$1,040,000
9.75%, 7/15/2020		3,500,000	3,736,250
Ithaca Energy, Inc. 8.13%, 7/1/2019(b)		1,225,000	1,231,011
Linn Energy LLC/Linn Energy Finance Corp. 8.63%, 4/15/2020		1,860,000	1,978,575
MEG Energy Corp. 7.00%, 3/31/2024(b)		1,400,000	1,491,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.13%, 11/15/2021(b)		4,500,000	4,635,000
Offshore Group Investment Ltd. 7.50%, 11/1/2019		1,000,000	1,040,000
Sabine Pass Liquefaction LLC
5.63%, 2/1/2021		1,000,000	1,040,000
5.63%, 4/15/2023		1,000,000	1,022,500
Whiting Petroleum Corp.
5.00%, 3/15/2019		821,000	864,103
5.75%, 3/15/2021		4,320,000	4,752,000
Williams Cos., Inc./The 7.75%, 6/15/2031		1,063,000	1,259,878
			25,125,814
Paper & Forest Products - 0.2%
Appvion, Inc. 9.00%, 6/1/2020(b)		2,000,000	1,895,000
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc. 7.50%, 7/15/2021(b)		1,000,000	1,087,500

Road & Rail - 0.2%
Moto Finance plc 10.25%, 3/15/2017	GBP	1,000,000	1,822,351

Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc. 7.75%, 8/1/2020		$2,304,000	2,401,920

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Software - 0.4%
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC 9.25%, 1/15/2018(b)	$4,743,000	$4,885,290

Specialty Retail - 0.6%
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/2019 PIK(b)	4,303,000	4,195,425
Claire’s Stores, Inc. 9.00%, 3/15/2019(b)	3,000,000	3,033,750
		7,229,175
Trading Companies & Distributors - 0.3%
HD Supply, Inc. 11.50%, 7/15/2020	3,299,000	3,851,583

TOTAL CORPORATE BONDS (cost $128,200,683)		127,761,602

MUNICIPAL BONDS - 1.6%
Alabama - 0.0%†
University North Alabama, General Fee 3.50%, 11/1/2029	325,000	319,414

Arizona - 0.3%
La Paz County Arizona Industrial Development Authority Taxable Senior LIEN-LCS Correction Services 7.00%, 3/1/2034	3,540,000	3,478,723

California - 0.2%
City of Palm Springs, Financing Authority Lease, Convention Control Project 3.63%, 11/1/2033	675,000	649,262
San Francisco Bay Area, Toll Bridge Revenue Bond 1.50%, 4/1/2047(c)	935,000	1,015,877
San Juan Unified School District, Election 2012 3.00%, 8/1/2027	150,000	148,964
	PRINCIPAL AMOUNT	VALUE
California (continued)
Successor Agency to the Norco Community, Tax Allocation, Redevelopment Project Area No. One 3.25%, 3/1/2028	$715,000	$693,815
		2,507,918
Colorado - 0.0%†
City of Longmont 3.00%, 12/1/2025	220,000	219,058
Denver Health & Hospital Authority Healthcare Revenue 4.25%, 12/1/2033	170,000	169,991
		389,049
Connecticut - 0.0%†
Greater New Haven Water Pollution Control Authority, Wastewater System, Revenue Bonds 4.00%, 8/15/2035	155,000	155,499

Florida - 0.1%
Jea St. Johns River Power Park System, Issue Three 3.50%, 10/1/2031	515,000	505,213

Georgia - 0.1%
Habersham County, Hospital Authority Project 4.00%, 2/1/2044	410,000	404,403

Idaho - 0.0%†
University of Idaho 5.25%, 4/1/2039	255,000	286,500

Illinois - 0.1%
City of Chicago, Midway Airport, Revenue Refunding, Second Lien 5.00%, 1/1/2041	335,000	349,690
City of Chicago, Taxable Project Refunding 5.25%, 1/1/2033	260,000	271,274
Knox & Warren County, Community Unit School District No. 205 3.75%, 1/1/2030	445,000	436,415
		1,057,379

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Indiana - 0.1%
City of Carmel, Redevelopment Authority Lease Rental Revenue Refunding, Performing Arts Centre Project, Special Tax 3.13%, 2/1/2027	$495,000	$490,614

Kansas - 0.1%
Seward County, Unified School District No. 480, Refunding & Improvement 3.38%, 9/1/2029	1,050,000	1,058,050
Wyandotte County Kansas City, Utility System Revenue Refunding & Improvement 4.00%, 9/1/2033	175,000	189,679
		1,247,729
Maryland - 0.0%†
Baltimore County Maryland Metropolitan District 3.00%, 2/1/2027	90,000	91,573

Michigan - 0.1%
County of Calhoun, Limited Tax 3.63%, 4/1/2036	435,000	415,947
County of Genesee, Limited Tax, Water Supply Systems 4.00%, 11/1/2029	85,000	84,636
Eastern Michigan University Revenue Refunding 4.00%, 2/15/2029	510,000	507,644
		1,008,227
Missouri - 0.0%†
Health & Education Facilities Authority, Washington University 4.07%, 10/15/2044	330,000	330,713

Nebraska - 0.1%
City of Fremont, Combined Utility Systems, Revenue Bonds 3.75%, 7/15/2034	600,000	596,238
	PRINCIPAL AMOUNT	VALUE
New Jersey - 0.0%†
Educational Facilities Authority, Higher Educational, Capital Improvement Fund, Revenue Bond 3.50%, 9/1/2027	$145,000	$143,718

New York - 0.1%
City of New York, Transitional Financial Authority, Future Tax Subordinate 4.00%, 8/1/2039	740,000	743,944

North Carolina - 0.0%†
Winston-Salem State University, Student Housing Project 4.00%, 6/1/2028	230,000	228,910

Ohio - 0.2%
Brunswick City School District 3.50%, 12/1/2028	630,000	618,229
Buckeye Tobacco Settlement Financing Authority 5.13%, 6/1/2024	335,000	280,723
City of Westlake, American Greetings/Crocker Park Public Improvement Project, Revenue Bond 4.00%, 12/1/2037	590,000	596,224
Cloverleaf Local School District 3.50%, 3/1/2032	485,000	464,252
Franklin County, Various Purpose Limited Tax 3.75%, 6/1/2033	335,000	345,516
Lebanon City School District, School Improvement 4.25%, 12/1/2050	240,000	240,795
Ohio Air Quality Development Authority, First Energy Generation Corp. 3.75%, 12/1/2023(c)	20,000	20,841
		2,566,580
Oklahoma - 0.0%†
City of Stillwater Utilities Authority, Utility System & Sales Tax 3.00%, 10/1/2027	100,000	97,143

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
Pennsylvania - 0.0%†
Beaver County Industrial Development Authority, Firstenergy Generation Project 3.50%, 4/1/2041(c)		$330,000	$334,867

Puerto Rico - 0.0%†
Puerto Rico Commonwealth Highway & Transportation Authority Specialties Facilities Revenue Refunding Teodoro Moscoso Bridge 5.55%, 7/1/2018		235,000	159,970

South Carolina - 0.0%†
Charleston County Revenue South Carolina Special Source 5.25%, 12/1/2038		165,000	190,156

Texas - 0.1%
Coppell Independent School District, School Building 3.75%, 8/15/2044		660,000	632,967
Klein Independent School District, Schoolhouse 3.25%, 2/1/2029		470,000	483,272
			1,116,239
Utah - 0.0%†
Utah Charter School Finance Authority, Hawthorn Academy Project 4.25%, 10/15/2046		275,000	274,884

TOTAL MUNICIPAL BONDS (cost $18,458,132)			18,725,603

SOVEREIGN GOVERNMENTS - 0.6%
France - 0.2%
France Government Bond OAT 2.10%, 7/25/2023	EUR	1,651,440	2,675,437

Germany - 0.2%
Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 4/15/2023		1,555,920	2,166,793

	PRINCIPAL AMOUNT		VALUE
Mexico - 0.1%
Mexican Udibonos 3.50%, 12/14/2017	MXN	11,363,915	$943,055

United Kingdom - 0.1%
United Kingdom Gilt Inflation Linked Bond 1.88%, 11/22/2022	GBP	622,150	1,263,399

TOTAL SOVEREIGN GOVERNMENTS (cost $6,518,135)			7,048,684

U.S. GOVERNMENT SECURITIES - 2.1%
U.S. Treasury Bonds
3.63%, 2/15/2044(a)		$843,000	892,336
3.75%, 11/15/2043		1,419,000	1,536,861
U.S. Treasury Inflation Indexed Bonds
0.13%, 1/15/2023		4,000,000	4,088,069
0.38%, 7/15/2023		4,000,000	4,148,774
U.S. Treasury Notes
1.63%, 7/31/2019		678,000	673,737
2.50%, 5/15/2024(a)		4,518,000	4,493,556
U.S. Treasury Inflation Indexed Notes
0.13%, 4/15/2019		4,000,000	4,147,272
0.63%, 1/15/2024		4,500,000	4,731,858
TOTAL U.S. GOVERNMENT SECURITIES (cost $24,409,521)			24,712,463

	NO. OF RIGHTS
RIGHTS - 0.0%†
Sanofi, expiring 12/31/20 at $1.00*		12,700.00	5,715
TOTAL RIGHTS (cost $6,678)			5,715
	NO. OF WARRANTS
WARRANTS - 0.1%
General Motors Co., expiring 12/31/15 at $42*		30,000	49,500

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	NO. OF WARRANTS	VALUE
WARRANTS (continued)
Kinder Morgan, Inc./DE, expiring 05/25/17 at $40*	445,740	$1,221,328
TOTAL WARRANTS (cost $1,196,336)		1,270,828
	CONTRACTS
PURCHASED OPTIONS - 0.2%
Call Options Purchased - 0.1%
American Capital Ltd., 11/22/2014 @ 16*	46	2,346
Callaway Golf Co.,
8/16/2014 @ 10*	840	16,800
11/22/2014 @ 10*	326	1,630
Chicago Board Options Exchange SPX Volatility Index, 8/20/2014 @ 20*	985	57,130
Dow Chemicals Co./The, 9/20/2014 @ 55*	86	2,838
EI du Pont de Nemours & Co., 10/18/2014 @ 65*	285	39,900
Ford Motor Co., 9/20/2014 @ 18*	1,000	18,000
Iron Mountain, Inc., 1/17/2015 @ 27.5*	302	178,180
Rio Tinto plc, 9/20/2014 @ 60*	258	24,768
S&P 500 Index, 12/19/2015 @ 3000*	1,152	5,760
SPDR S&P 500 ETF Trust,
1/17/2015 @ 186*	320	394,240
6/30/2015 @ 225*	715	50,765
Sysco Corp., 8/16/2014 @ 39*	266	1,596
Tiffany & Co., 9/20/2014 @ 110*	129	5,160
Vale S.A., 9/20/2014 @ 15*	307	11,052
Xilinx, Inc., 9/20/2014 @ 44*	730	21,900
		832,065
Put Options Purchased - 0.1%
Allergan, Inc., 10/18/2014 @ 140*	197	41,370
Boeing Co./The, 8/1/2014 @ 120	191	8,213
hhgregg, Inc.,
8/16/2014 @ 7*	113	3,390
	CONTRACTS	VALUE
Put Options Purchased (continued)
1/17/2015 @ 8*	103	$16,480
iShares Russell 2000 ETF, 8/16/2014 @ 109*	2,463	290,634
Moody’s Corp., 8/16/2014 @ 82.5*	320	6,400
Newfield Exploration Co., 8/16/2014 @ 40*	435	28,275
Schlumberger Ltd., 8/1/2014 @ 110	185	24,050
SPDR S&P 500 ETF Trust,
10/18/2014 @ 190*	811	348,730
1/17/2015 @ 186*	320	172,480
Tiffany & Co., 9/20/2014 @ 97.5*	101	37,370
		977,392
TOTAL PURCHASED OPTIONS (premiums paid $1,864,212)		1,809,457
TOTAL INVESTMENT IN SECURITIES (cost $1,108,948,413)		1,123,113,087

SECURITIES SOLD SHORT	SHARES
COMMON STOCKS - (35.9%)
Aerospace & Defense - (0.6%)
Aerovironment, Inc.*	(69)	(2,173)
B/E Aerospace, Inc.*	(2,400)	(204,336)
Boeing Co./The	(27,672)	(3,333,922)
DigitalGlobe, Inc.*	(9,666)	(252,766)
L-3 Communications Holdings, Inc.	(1,532)	(160,799)
Raytheon Co.	(13,226)	(1,200,524)
Rockwell Collins, Inc.	(13,773)	(1,009,148)
Spirit AeroSystems Holdings, Inc., Class A*	(19,287)	(628,177)
Textron, Inc.	(6,602)	(240,115)
TransDigm Group, Inc.	(3,009)	(505,271)
		(7,537,231)
Air Freight & Logistics - (0.2%)
CH Robinson Worldwide, Inc.	(17,875)	(1,205,848)
Expeditors International of Washington, Inc.	(2,313)	(99,875)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Air Freight & Logistics (continued)
United Parcel Service, Inc., Class B	(6,877)	$(667,688)
		(1,973,411)
Auto Components - (0.2%)
Federal-Mogul Holdings Corp.*	(8,154)	(129,975)
Johnson Controls, Inc.	(29,523)	(1,394,666)
Tenneco, Inc.*	(11,607)	(739,366)
		(2,264,007)
Automobiles - (1.1%)
General Motors Co.	(247,400)	(8,367,068)
Harley-Davidson, Inc.	(71,604)	(4,426,559)
Tesla Motors, Inc.*	(300)	(66,990)
		(12,860,617)
Banks - (1.7%)
Banco Bradesco S.A. (ADR)	(73,878)	(1,128,856)
Banco Macro S.A. (ADR)	(4,511)	(190,905)
Bank of America Corp.	(73,645)	(1,123,086)
Bank of Ireland (ADR)*	(4,857)	(69,115)
Bank of Montreal	(4,145)	(309,093)
Bank of the Ozarks, Inc.	(5,913)	(181,943)
Barclays plc (ADR)	(25,136)	(381,564)
BB&T Corp.	(27,191)	(1,006,611)
Citigroup, Inc.	(3,143)	(153,724)
First Republic Bank/CA	(56,300)	(2,630,336)
Grupo Financiero Galicia S.A. (ADR)	(4,791)	(77,231)
HDFC Bank Ltd. (ADR)	(18,723)	(887,470)
Itau Unibanco Holding S.A. (ADR)	(16,904)	(260,322)
JPMorgan Chase & Co.	(13,280)	(765,858)
M&T Bank Corp.	(1,395)	(169,492)
PNC Financial Services Group, Inc./The	(36,500)	(3,013,440)
Regions Financial Corp.	(63,999)	(648,950)
Royal Bank of Canada	(7,613)	(561,916)
SVB Financial Group*	(10,400)	(1,133,808)
Toronto-Dominion Bank./The	(8,326)	(435,033)
ViewPoint Financial Group, Inc.	(2,633)	(66,194)
Wells Fargo & Co.	(82,700)	(4,209,430)
	SHARES	VALUE
Banks (continued)
Westamerica Bancorp	(11,610)	$(555,190)
		(19,959,567)
Beverages - (0.5%)
Boston Beer Co., Inc./The, Class A*	(1,565)	(344,926)
Brown-Forman Corp., Class B	(2,200)	(190,630)
Coca-Cola Co./The	(43,119)	(1,694,145)
Crimson Wine Group Ltd.*	(9,805)	(92,167)
Diageo plc (ADR)	(2,616)	(314,496)
Dr Pepper Snapple Group, Inc.	(19,833)	(1,165,387)
Monster Beverage Corp.*	(21,302)	(1,362,476)
PepsiCo, Inc.	(9,273)	(816,951)
		(5,981,178)
Biotechnology - (0.8%)
Acorda Therapeutics, Inc.*	(3,204)	(93,781)
Alkermes plc*	(2,125)	(90,865)
Celgene Corp.*	(11,184)	(974,686)
Cepheid*	(19,669)	(740,341)
Gilead Sciences, Inc.*	(13,061)	(1,195,735)
Incyte Corp.*	(24,165)	(1,149,529)
Isis Pharmaceuticals, Inc.*	(33,671)	(1,043,464)
Medivation, Inc.*	(14,060)	(1,043,674)
Pharmacyclics, Inc.*	(9,926)	(1,195,488)
Regeneron Pharmaceuticals, Inc.*	(3,802)	(1,202,268)
Seattle Genetics, Inc.*	(22,461)	(790,627)
Synageva BioPharma Corp.*	(1,562)	(106,856)
		(9,627,314)
Building Products - (0.3%)
Armstrong World Industries, Inc.*	(3,981)	(193,795)
Fortune Brands Home & Security, Inc.	(48,900)	(1,847,931)
Owens Corning	(9,769)	(332,635)
USG Corp.*	(28,563)	(755,491)
		(3,129,852)
Capital Markets - (1.4%)
Ameriprise Financial, Inc.	(2,151)	(257,260)
Bank of New York Mellon Corp./The	(11,692)	(456,456)
Charles Schwab Corp./The	(24,255)	(673,076)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Capital Markets (continued)
Cohen & Steers, Inc.	(3,816)	$(158,402)
Credit Suisse Group AG (ADR)*	(2,747)	(74,444)
E*TRADE Financial Corp.*	(36,100)	(758,822)
Federated Investors, Inc., Class B	(10,578)	(298,511)
FXCM, Inc., Class A	(10,500)	(143,010)
Goldman Sachs Group, Inc./The	(26,070)	(4,506,721)
Greenhill & Co., Inc.	(6,668)	(305,194)
Legg Mason, Inc.	(3,454)	(163,892)
Morgan Stanley	(131,419)	(4,250,090)
Piper Jaffray Cos.*	(4,241)	(218,836)
State Street Corp.	(9,212)	(648,893)
TD Ameritrade Holding Corp.	(101,358)	(3,255,619)
UBS AG*	(25,569)	(439,020)
		(16,608,246)
Chemicals - (0.9%)
Agrium, Inc.	(2,949)	(268,595)
Axiall Corp.	(16,192)	(693,503)
Dow Chemicals Co./The	(19,000)	(970,330)
FMC Corp.	(2,500)	(163,050)
Hawkins, Inc.	(140)	(4,795)
Huntsman Corp.	(83,200)	(2,167,360)
International Flavors & Fragrances, Inc.	(2,400)	(242,376)
Methanex Corp.	(18,148)	(1,180,890)
Olin Corp.	(17,136)	(455,304)
Potash Corp of Saskatchewan, Inc.	(21,671)	(769,104)
Scotts Miracle-Gro Co./The, Class A	(1,255)	(66,766)
Sigma-Aldrich Corp.	(18,977)	(1,905,670)
Sociedad Quimica y Minera de Chile S.A. (ADR)	(7,682)	(213,022)
Westlake Chemical Corp.	(21,200)	(1,852,668)
		(10,953,433)
Commercial Services & Supplies - (0.2%)
Brink’s Co./The	(2,906)	(77,997)
Cintas Corp.	(7,245)	(453,537)
Iron Mountain, Inc.	(31,255)	(1,047,355)
Ritchie Bros Auctioneers, Inc.	(6,120)	(148,226)
	SHARES	VALUE
Commercial Services & Supplies (continued)
Stericycle, Inc.*	(600)	$(70,590)
		(1,797,705)
Communications Equipment - (0.4%)
ADTRAN, Inc.	(9,594)	(213,371)
Aruba Networks, Inc.*	(24,478)	(437,177)
Ciena Corp.*	(5,989)	(116,965)
Cisco Systems, Inc.	(47,645)	(1,202,083)
Finisar Corp.*	(35,133)	(693,174)
InterDigital, Inc.	(2,192)	(96,645)
JDS Uniphase Corp.*	(4,249)	(50,436)
Motorola Solutions, Inc.	(1,300)	(82,784)
QUALCOMM, Inc.	(12,915)	(951,836)
Telefonaktiebolaget LM Ericsson (ADR)	(22,644)	(281,465)
		(4,125,936)
Construction & Engineering - (0.3%)
AECOM Technology Corp.*	(7,144)	(242,539)
Fluor Corp.	(39,000)	(2,841,930)
		(3,084,469)
Construction Materials - (0.1%)
Cemex SAB de CV (ADR)*	(78,696)	(988,422)
Martin Marietta Materials, Inc.	(1,057)	(131,311)
Vulcan Materials Co.	(2,600)	(164,138)
		(1,283,871)
Consumer Finance - (0.0%)†
SLM Corp.	(28,523)	(252,714)

Containers & Packaging - (0.2%)
Ball Corp.	(18,119)	(1,109,970)
Bemis Co., Inc.	(4,513)	(176,052)
Crown Holdings, Inc.*	(4,917)	(228,887)
MeadWestvaco Corp.	(9,185)	(383,933)
Rock Tenn Co., Class A	(68)	(6,761)
Sonoco Products Co.	(10,631)	(416,097)
		(2,321,700)
Diversified Consumer Services - (0.1%)
Apollo Education Group, Inc., Class A*	(28,009)	(782,291)
Education Management Corp.*	(221)	(285)
		(782,576)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Diversified Financial Services - (0.8%)
Berkshire Hathaway, Inc., Class B*	(2,140)	$(268,420)
CME Group, Inc.	(13,855)	(1,024,439)
ING Groep N.V. (ADR)*	(40)	(519)
Intercontinental Exchange, Inc.	(1,300)	(249,886)
Moody’s Corp.	(34,142)	(2,970,354)
NASDAQ OMX Group, Inc./The	(102,355)	(4,318,357)
PHH Corp.*	(11,417)	(266,587)
		(9,098,562)
Diversified Telecommunication Services - (0.3%)
8x8, Inc.*	(34,495)	(278,720)
AT&T, Inc.	(19,823)	(705,500)
CenturyLink, Inc.	(30,701)	(1,204,707)
China Unicom Hong Kong Ltd. (ADR)	(6,525)	(113,339)
inContact, Inc.*	(9,243)	(73,852)
Windstream Holdings, Inc.	(78,400)	(898,464)
		(3,274,582)
Electric Utilities - (0.6%)
Cia Paranaense de Energia (ADR)	(2,068)	(32,136)
CPFL Energia S.A. (ADR)	(5,645)	(98,957)
Entergy Corp.	(64,000)	(4,661,120)
ITC Holdings Corp.	(18,900)	(682,290)
Portland General Electric Co.	(2,802)	(89,468)
Southern Co./The	(26,372)	(1,141,644)
		(6,705,615)
Electrical Equipment - (0.2%)
ABB Ltd. (ADR)*	(30,765)	(707,595)
Acuity Brands, Inc.	(2,100)	(225,267)
Babcock & Wilcox Co./The	(3,302)	(102,494)
GrafTech International Ltd.*	(28,247)	(237,275)
Polypore International, Inc.*	(7,631)	(328,896)
Rockwell Automation, Inc.	(3,034)	(338,777)
Sensata Technologies Holding N.V.*	(14,013)	(647,961)
SolarCity Corp.*	(200)	(14,306)
		(2,602,571)
Electronic Equipment, Instruments & Components - (0.2%)
Agilysys, Inc.*	(9,937)	(130,671)
Cognex Corp.*	(7,804)	(319,808)
	SHARES	VALUE
Electronic Equipment, Instruments & Components (continued)
Corning, Inc.	(54,858)	$(1,077,960)
Dolby Laboratories, Inc., Class A*	(6,576)	(293,553)
IPG Photonics Corp.*	(1,912)	(128,773)
Itron, Inc.*	(4,671)	(168,063)
Trimble Navigation Ltd.*	(3,150)	(97,335)
Universal Display Corp.*	(11,559)	(354,399)
		(2,570,562)
Energy Equipment & Services - (0.6%)
Cameron International Corp.*	(4,595)	(325,831)
Ensco plc, Class A	(4,541)	(230,002)
Halliburton Co.	(17,317)	(1,194,700)
Helmerich & Payne, Inc.	(1,404)	(149,189)
Hornbeck Offshore Services, Inc.*	(348)	(15,208)
National Oilwell Varco, Inc.	(14,988)	(1,214,628)
RPC, Inc.	(5,891)	(132,547)
Seadrill Ltd.	(32,193)	(1,167,318)
Superior Energy Services, Inc.	(9,357)	(314,395)
Transocean Ltd.	(29,683)	(1,197,412)
Weatherford International plc*	(50,914)	(1,138,946)
		(7,080,176)
Food & Staples Retailing - (0.3%)
Costco Wholesale Corp.	(6,393)	(751,433)
CVS Caremark Corp.	(15,742)	(1,202,059)
Fairway Group Holdings Corp.*	(3,666)	(21,556)
Natural Grocers by Vitamin Cottage, Inc.*	(6,462)	(146,558)
PriceSmart, Inc.	(3,122)	(256,941)
United Natural Foods, Inc.*	(1,299)	(76,147)
Wal-Mart Stores, Inc.	(16,124)	(1,186,404)
Whole Foods Market, Inc.	(4,244)	(162,206)
		(3,803,304)
Food Products - (0.8%)
Alico, Inc.	(1,208)	(44,587)
Annie’s, Inc.*	(3,253)	(94,923)
BRF S.A. (ADR)	(20,832)	(510,384)
Campbell Soup Co.	(18,191)	(756,564)
ConAgra Foods, Inc.	(39,414)	(1,187,544)
Diamond Foods, Inc.*	(2,965)	(79,640)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Food Products (continued)
Flowers Foods, Inc.	(13,036)	$(248,857)
Hershey Co./The	(3,100)	(273,265)
Ingredion, Inc.	(7,146)	(526,160)
Keurig Green Mountain, Inc.	(8,816)	(1,051,572)
Kraft Foods Group, Inc.	(49,300)	(2,641,740)
Lancaster Colony Corp.	(1,159)	(101,239)
McCormick & Co., Inc./MD	(26,192)	(1,722,910)
Sanderson Farms, Inc.	(3,634)	(331,021)
Tootsie Roll Industries, Inc.	(11,995)	(315,828)
		(9,886,234)
Gas Utilities - (0.0%)†
AGL Resources, Inc.	(2,742)	(141,597)
New Jersey Resources Corp.	(949)	(48,475)
		(190,072)
Health Care Equipment & Supplies - (0.9%)
ABIOMED, Inc.*	(1,810)	(46,336)
Alere, Inc.*	(15,456)	(618,240)
AtriCure, Inc.*	(6,521)	(107,401)
Baxter International, Inc.	(9,913)	(740,402)
Cardiovascular Systems, Inc.*	(3,849)	(103,923)
CareFusion Corp.*	(12,061)	(528,151)
Cooper Cos., Inc./The	(7,509)	(1,208,048)
DENTSPLY International, Inc.	(5,407)	(250,993)
DexCom, Inc.*	(16,977)	(639,693)
Endologix, Inc.*	(8,282)	(117,190)
Haemonetics Corp.*	(4,954)	(176,214)
HeartWare International, Inc.*	(291)	(24,505)
Hill-Rom Holdings, Inc.	(12,622)	(497,307)
Hologic, Inc.*	(38,520)	(1,004,216)
IDEXX Laboratories, Inc.*	(2,152)	(267,881)
Insulet Corp.*	(9,433)	(333,362)
Integra LifeSciences Holdings Corp.*	(2,343)	(111,105)
Intuitive Surgical, Inc.*	(3,676)	(1,681,954)
Merit Medical Systems, Inc.*	(7,421)	(95,286)
Novadaq Technologies, Inc.*	(6,906)	(105,938)
ResMed, Inc.	(17,613)	(911,297)
Sirona Dental Systems, Inc.*	(5,579)	(447,436)
Varian Medical Systems, Inc.*	(6,121)	(502,840)
	SHARES	VALUE
Health Care Equipment & Supplies (continued)
Vascular Solutions, Inc.*	(2,406)	$(59,356)
		(10,579,074)
Health Care Providers & Services - (0.7%)
Aetna, Inc.	(9,170)	(710,950)
Amedisys, Inc.*	(5,436)	(109,699)
AmerisourceBergen Corp.	(10,341)	(795,326)
Cigna Corp.	(12,945)	(1,165,568)
Community Health Systems, Inc.*	(24,648)	(1,175,710)
Health Net, Inc./CA*	(10,301)	(424,298)
Landauer, Inc.	(1,576)	(68,004)
Molina Healthcare, Inc.*	(3,780)	(154,413)
Patterson Cos., Inc.	(5,643)	(220,133)
Quest Diagnostics, Inc.	(7,343)	(448,657)
Select Medical Holdings Corp.	(7,136)	(110,893)
Tenet Healthcare Corp.*	(22,684)	(1,197,035)
UnitedHealth Group, Inc.	(633)	(51,305)
WellPoint, Inc.	(9,334)	$(1,024,967)
		(7,656,958)
Health Care Technology - (0.3%)
Allscripts Healthcare Solutions, Inc.*	(16,993)	(270,528)
athenahealth, Inc.*	(9,937)	(1,236,163)
Cerner Corp.*	(23,965)	(1,322,868)
HMS Holdings Corp.*	(11,187)	(205,953)
		(3,035,512)
Hotels, Restaurants & Leisure - (0.6%)
Boyd Gaming Corp.*	(12,308)	(135,388)
Buffalo Wild Wings, Inc.*	(5,324)	(773,684)
Cheesecake Factory, Inc./The	(3,119)	(133,743)
Chipotle Mexican Grill, Inc.*	(1,291)	(868,197)
Las Vegas Sands Corp.	(16,384)	(1,209,958)
Marcus Corp./The	(10,266)	(181,400)
Marriott International, Inc./DE, Class A	(18,728)	(1,211,889)
Melco Crown Entertainment Ltd. (ADR)	(35,966)	(1,194,071)
Starbucks Corp.	(3,000)	(233,040)
Texas Roadhouse, Inc.	(8,927)	(222,104)
Wendy’s Co./The	(18,217)	(148,469)
Wynn Resorts Ltd.	(5,018)	(1,069,838)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Hotels, Restaurants & Leisure (continued)
Zoe’s Kitchen, Inc.*	(4,824)	$(139,944)
		(7,521,725)
Household Durables - (0.3%)
Cavco Industries, Inc.*	(1,277)	(91,165)
Garmin Ltd.	(22,515)	(1,239,226)
Meritage Homes Corp.*	(2,090)	(80,047)
Mohawk Industries, Inc.*	(4,683)	(584,298)
Newell Rubbermaid, Inc.	(11,060)	(359,229)
Sony Corp. (ADR)	(16,505)	(304,187)
Toll Brothers, Inc.*	(7,500)	(245,175)
Tupperware Brands Corp.	(8,424)	(613,099)
Whirlpool Corp.	(1,799)	(256,609)
		(3,773,035)
Household Products - (0.4%)
Church & Dwight Co., Inc.	(17,300)	(1,110,314)
Clorox Co./The	(1,000)	(86,870)
Colgate-Palmolive Co.	(11,150)	(706,910)
Procter & Gamble Co./The	(27,500)	(2,126,300)
WD-40 Co.	(5,001)	(333,867)
		(4,364,261)
Independent Power and Renewable Electricity Producers - (0.0%)†
Calpine Corp.*	(20,795)	(458,322)
Dynegy, Inc.*	(52)	(1,380)
		(459,702)
Industrial Conglomerates - (0.1%)
Raven Industries, Inc.	(6,986)	(194,700)
Roper Industries, Inc.	(3,100)	(446,617)
		(641,317)
Insurance - (1.2%)
AmTrust Financial Services, Inc.	(9,703)	(413,736)
Assured Guaranty Ltd.	(36,691)	(818,943)
Brown & Brown, Inc.	(11,259)	(346,552)
Citizens, Inc.*	(39,510)	(266,297)
Erie Indemnity Co., Class A	(2,649)	(193,960)
First American Financial Corp.	(9,229)	(250,475)
FNF Group*	(44,304)	(1,201,082)
Genworth Financial, Inc., Class A*	(27,404)	(358,992)
Lincoln National Corp.	(13,908)	(728,640)
	SHARES	VALUE
Insurance (continued)
Markel Corp.*	(300)	$(189,633)
Marsh & McLennan Cos., Inc.	(23,473)	(1,191,724)
MBIA, Inc.*	(36,895)	(353,454)
Principal Financial Group, Inc.	(12,076)	(599,936)
RenaissanceRe Holdings Ltd.	(1,624)	(158,844)
RLI Corp.	(19,914)	(851,124)
Torchmark Corp.	(7,342)	(387,217)
Travelers Cos., Inc./The	(65,033)	(5,824,356)
Willis Group Holdings plc	(5,000)	(203,750)
		(14,338,715)
Internet & Catalog Retail - (0.4%)
Amazon.com, Inc.*	(7,448)	(2,331,150)
Ctrip.com International Ltd. (ADR)*	(19,040)	(1,219,131)
Expedia, Inc.	(1,452)	(115,318)
Groupon, Inc.*	(76,230)	(493,208)
Netflix, Inc.*	(552)	(233,342)
Shutterfly, Inc.*	(3,467)	(170,992)
		(4,563,141)
Internet Software & Services - (0.6%)
AOL, Inc.*	(18,165)	(700,261)
Bankrate, Inc.*	(4,716)	(79,512)
Constant Contact, Inc.*	(6,875)	(214,019)
Conversant, Inc.*	(12,189)	(284,857)
eBay, Inc.*	(22,654)	(1,196,131)
Everyday Health, Inc.*	(11,276)	(187,407)
j2 Global, Inc.	(3,118)	(152,532)
LinkedIn Corp., Class A*	(716)	(129,338)
MercadoLibre, Inc.	(7,045)	(651,662)
NetEase, Inc. (ADR)	(6,201)	(521,132)
Sohu.com, Inc.*	(4,929)	(279,573)
VeriSign, Inc.*	(22,035)	(1,190,992)
WebMD Health Corp.*	(9,642)	(480,461)
Yahoo!, Inc.*	(33,470)	(1,198,561)
Zillow, Inc., Class A*	(1,364)	(195,775)
		(7,462,213)
IT Services - (0.6%)
Automatic Data Processing, Inc.	(1,600)	(130,096)
Cardtronics, Inc.*	(1,049)	(40,450)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
IT Services (continued)
CoreLogic, Inc.*	(5,447)	$(148,159)
Fiserv, Inc.*	(17,473)	(1,077,560)
Forrester Research, Inc.	(4,021)	(155,532)
Infosys Ltd. (ADR)	(22,016)	(1,206,917)
International Business Machines Corp.	(6,105)	(1,170,145)
MasterCard, Inc., Class A	(6,295)	(466,774)
Paychex, Inc.	(402)	(16,486)
Visa, Inc., Class A	(11,135)	(2,349,596)
Western Union Co./The	(25,497)	(445,433)
		(7,207,148)
Leisure Products - (0.1%)
Black Diamond, Inc.*	(17,802)	(156,302)
Callaway Golf Co.	(116,673)	(886,715)
Mattel, Inc.	(6,904)	(244,574)
		(1,287,591)
Life Sciences Tools & Services - (0.2%)
Affymetrix, Inc.*	(24,311)	(209,075)
Illumina, Inc.*	(497)	(79,475)
PAREXEL International Corp.*	(3,887)	(208,188)
PerkinElmer, Inc.	(8,851)	(409,093)
Thermo Fisher Scientific, Inc.	(5,828)	(708,102)
Waters Corp.*	(6,366)	(658,499)
		(2,272,432)
Machinery - (2.0%)
AGCO Corp.	(24,843)	(1,210,103)
Barnes Group, Inc.	(6,491)	(222,317)
Blount International, Inc.*	(681)	(8,894)
Briggs & Stratton Corp.	(18,952)	(347,390)
Caterpillar, Inc.	(14,909)	(1,502,082)
Colfax Corp.*	(6,733)	(423,977)
Deere & Co.	(47,607)	(4,051,832)
Donaldson Co., Inc.	(972)	(37,704)
Dover Corp.	(27,900)	(2,392,704)
Gorman-Rupp Co./The	(10,351)	(299,972)
ITT Corp.	(10,666)	(490,316)
Joy Global, Inc.	(56,413)	(3,343,034)
Manitowoc Co., Inc./The	(41,245)	(1,095,467)
Nordson Corp.	(1,125)	(84,566)
	SHARES	VALUE
Machinery (continued)
PACCAR, Inc.	(54,600)	$(3,399,942)
SPX Corp.	(2,726)	(270,228)
Stanley Black & Decker, Inc.	(13,128)	(1,148,044)
Sun Hydraulics Corp.	(9,374)	(341,963)
Titan International, Inc.	(19,908)	(297,027)
Toro Co./The	(2,317)	(137,468)
TriMas Corp.*	(7,866)	(249,195)
Trinity Industries, Inc.	(26,794)	(1,169,290)
Valmont Industries, Inc.	(2,885)	(420,143)
voxeljet AG (ADR)*	(3,700)	(66,711)
Woodward, Inc.	(2,698)	(134,792)
		(23,145,161)
Marine - (0.0%)†
Kirby Corp.*	(2,100)	(244,566)

Media - (1.8%)
Cablevision Systems Corp., Class A	(36,097)	(693,784)
Charter Communications, Inc., Class A*	(14,400)	(2,225,088)
Cinemark Holdings, Inc.	(6,557)	(215,070)
Comcast Corp., Class A	(50,703)	(2,724,272)
Discovery Communications, Inc., Class A*	(21,634)	(1,843,433)
DreamWorks Animation SKG, Inc., Class A*	(14,389)	(287,780)
Liberty Global plc, Class A*	(10,993)	(457,309)
Lions Gate Entertainment Corp.	(26,769)	(824,485)
Madison Square Garden Co./The, Class A*	(6,473)	(384,108)
Regal Entertainment Group, Class A	(12,331)	(239,961)
Scripps Networks Interactive, Inc., Class A	(41,800)	(3,444,738)
Sirius XM Holdings, Inc.*	(93,200)	(315,016)
Thomson Reuters Corp.	(8,435)	(318,927)
Twenty-First Century Fox, Inc., Class A	(33,871)	(1,073,033)
Walt Disney Co./The	(63,447)	(5,448,829)
		(20,495,833)
Metals & Mining - (0.8%)
Agnico Eagle Mines Ltd.	(30,054)	(1,117,708)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Metals & Mining (continued)
AngloGold Ashanti Ltd. (ADR)*	(1,724)	$(29,636)
ArcelorMittal (NYRS)	(78,019)	(1,186,669)
Barrick Gold Corp.	(13,366)	(241,657)
BHP Billiton Ltd. (ADR)	(16,667)	(1,184,857)
BHP Billiton plc (ADR)	(7,738)	(527,422)
Freeport-McMoRan, Inc.	(1,527)	(56,835)
Goldcorp, Inc.	(7,944)	(217,666)
Nucor Corp.	(3,177)	(159,549)
Pan American Silver Corp.	(22,042)	(323,576)
Rio Tinto plc (ADR)	(21,009)	(1,203,606)
Royal Gold, Inc.	(4,344)	(328,276)
Stillwater Mining Co.*	(22,944)	(410,698)
United States Steel Corp.	(22,678)	(759,486)
Vale S.A. (ADR)	(83,760)	(1,201,956)
		(8,949,597)
Multiline Retail - (0.5%)
Dillard’s, Inc., Class A	(2,856)	(340,492)
Kohl’s Corp.	(25,137)	(1,345,835)
Macy’s, Inc.	(35,600)	(2,057,324)
Nordstrom, Inc.	(3,491)	(241,682)
Sears Holdings Corp.*	(11,844)	(451,849)
Target Corp.	(15,909)	(948,017)
		(5,385,199)
Multi-Utilities - (0.6%)
CenterPoint Energy, Inc.	(19,130)	(465,242)
Consolidated Edison, Inc.	(11,184)	(627,311)
National Grid plc (ADR)	(4,851)	(348,253)
NiSource, Inc.	(46,988)	(1,770,508)
PG&E Corp.	(11,046)	(493,425)
Public Service Enterprise Group, Inc.	(27,190)	(956,272)
SCANA Corp.	(5,423)	(275,922)
Sempra Energy	(15,800)	(1,575,418)
Wisconsin Energy Corp.	(22,547)	(982,598)
		(7,494,949)
Oil, Gas & Consumable Fuels - (3.2%)
Apache Corp.	(54,763)	(5,621,970)
Bill Barrett Corp.*	(20,001)	(480,224)
Cabot Oil & Gas Corp.	(40,722)	(1,341,790)
Canadian Natural Resources Ltd.	(27,350)	(1,192,460)
	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Carrizo Oil & Gas, Inc.*	(16,276)	$(999,509)
Cheniere Energy, Inc.*	(2,500)	(176,900)
Chevron Corp.	(7,333)	(947,717)
Cimarex Energy Co.	(677)	(94,116)
Clean Energy Fuels Corp.*	(47,766)	(475,749)
Comstock Resources, Inc.	(20,485)	(484,675)
Concho Resources, Inc.*	(20,300)	(2,858,240)
ConocoPhillips	(14,475)	(1,194,187)
Continental Resources, Inc./OK*	(8,058)	(1,182,753)
Denbury Resources, Inc.	(12,594)	(213,468)
Ecopetrol S.A. (ADR)	(7,455)	(251,532)
Enbridge, Inc.	(15,912)	(779,370)
Encana Corp.	(27,182)	(585,772)
EOG Resources, Inc.	(25,700)	(2,812,608)
EQT Corp.	(7,885)	(739,771)
Exxon Mobil Corp.	(9,456)	(935,577)
Golar LNG Ltd.	(23,507)	(1,448,266)
Goodrich Petroleum Corp.*	(6,843)	(131,796)
Hess Corp.	(4,734)	(468,571)
Kinder Morgan Management LLC*	(2,251)	(173,188)
Kinder Morgan, Inc.	(1,300)	(46,774)
Marathon Oil Corp.	(5,644)	(218,705)
Newfield Exploration Co.*	(27,234)	(1,097,530)
Oasis Petroleum, Inc.*	(21,333)	(1,140,249)
Petroleo Brasileiro S.A. (ADR)	(45,136)	(719,468)
Pioneer Natural Resources Co.	(12,800)	(2,834,688)
Royal Dutch Shell plc (ADR)	(35)	(2,864)
Ship Finance International Ltd.	(5,889)	(107,180)
Southwestern Energy Co.*	(11,200)	(454,496)
Spectra Energy Corp.	(42,288)	(1,730,425)
Statoil ASA (ADR)	(29,716)	(845,123)
Suncor Energy, Inc.	(29,202)	(1,199,326)
TransCanada Corp.	(8,910)	(447,015)
W&T Offshore, Inc.	(3,173)	(42,550)
Williams Cos., Inc./The	(6,030)	(341,479)
		(36,818,081)
Paper & Forest Products - (0.1%)
Deltic Timber Corp.	(7,756)	(473,892)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Paper & Forest Products (continued)
International Paper Co.	(25,139)	$(1,194,102)
		(1,667,994)
Personal Products - (0.1%)
Coty, Inc., Class A	(17,205)	(294,377)
Estee Lauder Cos., Inc./The, Class A	(3,600)	(264,456)
Herbalife Ltd.	(17,298)	(906,415)
Inter Parfums, Inc.	(5,359)	(140,031)
		(1,605,279)
Pharmaceuticals - (0.5%)
GlaxoSmithKline plc (ADR)	(25,274)	(1,222,503)
Hospira, Inc.*	(17,967)	(996,630)
Medicines Co./The*	(14,578)	(340,688)
Novo Nordisk A/S (ADR)	(13,789)	(634,983)
Perrigo Co. plc	(7,922)	(1,191,865)
Pfizer, Inc.	(27,667)	(794,043)
Salix Pharmaceuticals Ltd.*	(400)	(52,764)
Valeant Pharmaceuticals International, Inc.*	(941)	(110,464)
		(5,343,940)
Professional Services - (0.1%)
IHS, Inc., Class A*	(600)	(78,822)
Paylocity Holding Corp.*	(7,965)	(156,034)
Robert Half International, Inc.	(16,815)	(818,050)
Verisk Analytics, Inc., Class A*	(1,500)	(90,060)
		(1,142,966)
Real Estate Investment Trusts (REITs) - (0.2%)
AvalonBay Communities, Inc.	(2,056)	(304,453)
Equity One, Inc.	(13,247)	(307,595)
Essex Property Trust, Inc.	(1,876)	(355,633)
Federal Realty Investment Trust	(2,437)	(297,558)
Pennsylvania Real Estate Investment Trust	(12,919)	(248,432)
Post Properties, Inc.	(4,044)	(219,185)
Regency Centers Corp.	(10,654)	(579,152)
Select Income REIT	(1,121)	(31,108)
Taubman Centers, Inc.	(2,947)	(216,781)
		(2,559,897)
	SHARES	VALUE
Real Estate Management & Development - (0.5%)
CBRE Group, Inc., Class A*	(108,636)	$(3,350,334)
E-House China Holdings Ltd. (ADR)	(30,539)	(335,013)
Griffin Land & Nurseries, Inc.	(100)	(2,661)
Jones Lang LaSalle, Inc.	(7,700)	(952,490)
St. Joe Co./The*	(27,769)	(634,244)
		(5,274,742)
Road & Rail - (0.2%)
Avis Budget Group, Inc.*	(10,487)	(589,264)
Canadian Pacific Railway Ltd.	(2,969)	(563,962)
Celadon Group, Inc.	(23,788)	(505,257)
CSX Corp.	(27,018)	(808,379)
Genesee & Wyoming, Inc., Class A*	(800)	(79,784)
Kansas City Southern	(100)	(10,906)
Ryder System, Inc.	(687)	(59,171)
		(2,616,723)
Semiconductors & Semiconductor Equipment - (1.3%)
Applied Materials, Inc.	(17,309)	(362,797)
ASML Holding N.V. (NYRS)	(12,876)	(1,212,404)
Avago Technologies Ltd.	(30,100)	(2,088,338)
Cirrus Logic, Inc.*	(27,840)	(624,451)
Cree, Inc.*	(12,131)	(572,947)
GT Advanced Technologies, Inc.*	(84,951)	(1,175,722)
Integrated Device Technology, Inc.*	(12,284)	(176,398)
Intel Corp.	(35,662)	(1,208,585)
JinkoSolar Holding Co., Ltd. (ADR)*	(10,738)	(265,873)
Lam Research Corp.	(13,724)	(960,680)
Linear Technology Corp.	(55,000)	(2,427,425)
Maxim Integrated Products, Inc.	(368)	(10,786)
Mellanox Technologies Ltd.*	(5,057)	(210,624)
Microchip Technology, Inc.	(24,582)	(1,106,682)
Micron Technology, Inc.*	(36,654)	(1,119,780)
NVIDIA Corp.	(29,445)	(515,287)
OmniVision Technologies, Inc.*	(5,000)	(112,000)
Silicon Motion Technology Corp. (ADR)	(1,527)	(35,213)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	(30,691)	$(613,820)
Veeco Instruments, Inc.*	(9,341)	(324,226)
		(15,124,038)
Software - (0.9%)
Activision Blizzard, Inc.	(52,417)	(1,173,092)
Cadence Design Systems, Inc.*	(15,775)	(265,493)
Concur Technologies, Inc.*	(4,814)	(447,509)
Electronic Arts, Inc.*	(24,901)	(836,674)
Ellie Mae, Inc.*	(5,226)	(150,091)
Interactive Intelligence Group, Inc.*	(732)	(33,211)
Intuit, Inc.	(250)	(20,493)
Manhattan Associates, Inc.*	(5,527)	(162,273)
Microsoft Corp.	(588)	(25,378)
NetSuite, Inc.*	(4,972)	(419,189)
Nuance Communications, Inc.*	(48,820)	(887,548)
Red Hat, Inc.*	(8,004)	(465,192)
salesforce.com, inc.*	(10,947)	(593,875)
SAP SE (ADR)	(14,825)	(1,163,614)
SolarWinds, Inc.*	(10,535)	(433,410)
Splunk, Inc.*	(1,200)	(56,424)
Take-Two Interactive Software, Inc.*	(23,855)	(533,875)
TIBCO Software, Inc.*	(26,744)	(516,159)
VMware, Inc., Class A*	(12,030)	(1,195,301)
Workday, Inc., Class A*	(16,500)	(1,383,360)
		(10,762,161)
Specialty Retail - (1.7%)
Aeropostale, Inc.*	(18,010)	(59,793)
American Eagle Outfitters, Inc.	(15,107)	(161,041)
ANN, Inc.*	(8,478)	(311,567)
Ascena Retail Group, Inc.*	(19,424)	(311,949)
AutoNation, Inc.*	(15,992)	(852,693)
Barnes & Noble, Inc.*	(5,562)	(115,801)
Bed Bath & Beyond, Inc.*	(19,155)	(1,212,320)
CarMax, Inc.*	(15,107)	(737,373)
Chico’s FAS, Inc.	(36,864)	(582,820)
Children’s Place, Inc./The	(7,285)	(365,707)
	SHARES	VALUE
Specialty Retail (continued)
GameStop Corp., Class A	(20,905)	$(877,383)
Gap, Inc./The	(60,765)	(2,437,284)
Guess?, Inc.	(10,401)	(270,530)
Home Depot, Inc./The	(3,834)	(309,979)
Lowe’s Cos., Inc.	(16,852)	(806,368)
Mattress Firm Holding Corp.*	(12,595)	(586,927)
O’Reilly Automotive, Inc.*	(4,900)	(735,000)
PetSmart, Inc.	(17,443)	(1,188,566)
Pier 1 Imports, Inc.	(19,111)	(287,812)
Rent-A-Center, Inc./TX	(8,798)	(210,624)
Restoration Hardware Holdings, Inc.*	(4,371)	(357,504)
Ross Stores, Inc.	(44,000)	(2,833,600)
Sally Beauty Holdings, Inc.*	(27,750)	(720,112)
Staples, Inc.	(91,483)	(1,060,288)
Tiffany & Co.	(12,218)	(1,192,599)
Tractor Supply Co.	(5,234)	(325,398)
Urban Outfitters, Inc.*	(33,962)	(1,213,462)
		(20,124,500)
Technology Hardware, Storage & Peripherals - (0.3%)
3D Systems Corp.*	(1,500)	(75,195)
BlackBerry Ltd.*	(26,820)	(250,231)
NetApp, Inc.	(6,475)	(251,489)
Nokia OYJ (ADR)	(101,771)	(807,044)
Seagate Technology plc	(13,050)	(764,730)
Stratasys Ltd.*	(11,673)	(1,173,603)
		(3,322,292)
Textiles, Apparel & Luxury Goods - (0.8%)
Coach, Inc.	(41,600)	(1,437,696)
Crocs, Inc.*	(16,625)	(263,839)
Deckers Outdoor Corp.*	(3,012)	(266,592)
Kate Spade & Co.*	(10,096)	(381,932)
Lululemon Athletica, Inc.*	(25,688)	(988,217)
Michael Kors Holdings Ltd.*	(150)	(12,222)
NIKE, Inc., Class B	(4,141)	(319,395)
PVH Corp.	(20,600)	(2,269,708)
Skechers U.S.A., Inc., Class A*	(15,207)	(793,349)
Under Armour, Inc., Class A*	(36,813)	(2,457,268)
		(9,190,218)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Thrifts & Mortgage Finance - (0.1%)
BankFinancial Corp.	(4,188)	$(42,802)
Clifton Bancorp, Inc.	(10,931)	(135,107)
New York Community Bancorp, Inc.	(1,908)	(30,299)
Ocwen Financial Corp.*	(14,118)	(425,940)
		(634,148)
Trading Companies & Distributors - (0.6%)
AerCap Holdings N.V.*	(2,262)	(98,691)
Beacon Roofing Supply, Inc.*	(2,527)	(69,846)
Fastenal Co.	(83,529)	(3,704,511)
GATX Corp.	(1,775)	(110,050)
MSC Industrial Direct Co., Inc., Class A	(34,470)	(2,939,947)
United Rentals, Inc.*	(6,150)	(651,285)
Watsco, Inc.	(339)	(30,364)
		(7,604,694)
Water Utilities - (0.0%)†
Cadiz, Inc.*	(9,012)	(80,928)
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	(523)	(4,654)
Connecticut Water Service, Inc.	(2,572)	(82,021)
Middlesex Water Co.	(3,731)	(75,814)
		(243,417)
Wireless Telecommunication Services - (0.4%)
America Movil SAB de CV (ADR)	(40,704)	(959,393)
China Mobile Ltd. (ADR)	(8,568)	(466,870)
SBA Communications Corp., Class A*	(26,543)	(2,838,243)
Shenandoah Telecommunications Co.	(2,519)	(69,802)
	SHARES	VALUE
Wireless Telecommunication Services (continued)
Tim Participacoes S.A. (ADR)	(6,531)	$(173,855)
		(4,508,163)
TOTAL COMMON STOCKS (proceeds received $419,977,460)		(419,176,887)

EXCHANGE TRADED FUNDS - (22.7%)
iShares MSCI Brazil Capped ETF	(2,742)	(132,987)
Consumer Discretionary Select Sector SPDR Fund	(352,399)	(23,201,950)
Consumer Staples Select Sector SPDR Fund	(186,214)	(8,027,686)
Energy Select Sector SPDR Fund	(233,713)	(22,583,687)
Financial Select Sector SPDR Fund	(767,200)	(17,192,952)
Health Care Select Sector SPDR Fund	(371,497)	(22,631,597)
Industrial Select Sector SPDR Fund	(358,640)	(18,577,552)
iShares iBoxx $ High Yield Corporate Bond ETF	(33,405)	(3,087,958)
iShares Nasdaq Biotechnology ETF	(4,991)	(1,251,892)
iShares Russell 2000 Index Fund	(203,398)	(22,595,484)
iShares Russell 2000 Value Index Fund	(182,641)	(17,601,113)
iShares US Real Estate ETF	(65,789)	(4,717,729)
Materials Select Sector SPDR Fund	(224,312)	(10,912,779)
SPDR S&P 500 ETF Trust	(377,845)	(72,958,091)
SPDR S&P MidCap 400 ETF Trust	(4,905)	(1,221,983)
SPDR S&P Retail ETF	(7,500)	(628,875)
Technology Select Sector SPDR Fund	(359,600)	(14,020,804)
Utilities Select Sector SPDR Fund	(89,000)	(3,671,250)
TOTAL EXCHANGE TRADED FUNDS (proceeds received $255,905,668)		(265,016,369)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS - (2.6%)
Banks - (0.4%)
Raiffeisen Bank International AG 6.00%, 10/16/2023	EUR	(3,000,000)	$(4,192,380)

Chemicals - (0.2%)
Ashland, Inc.
4.75%, 8/15/2022		(1,640,000)	(1,594,900)
6.88%, 5/15/2043		(1,294,000)	(1,378,110)
			(2,973,010)
Commercial Services & Supplies - (0.2%)
Clean Harbors, Inc. 5.13%, 6/1/2021		$(3,000,000)	(2,985,000)

Health Care Providers & Services - (0.2%)
HCA, Inc. 6.50%, 2/15/2020		(1,726,000)	(1,885,655)

Hotels, Restaurants & Leisure - (0.1%)
Caesars Entertainment Resort Properties LLC 8.00%, 10/1/2020(b)		(976,000)	(1,012,600)

Metals & Mining - (0.6%)
Alcoa, Inc. 5.95%, 2/1/2037		(1,424,000)	(1,424,163)
Freeport-McMoRan, Inc. 3.88%, 3/15/2023		(1,380,000)	(1,370,462)
Glencore Funding LLC
2.50%, 1/15/2019(b)		(765,000)	(761,661)
4.63%, 4/29/2024(b)		(517,000)	(533,120)
Rio Tinto Finance USA plc 2.88%, 8/21/2022		(2,423,000)	(2,369,183)
Teck Resources Ltd. 3.75%, 2/1/2023		(1,212,000)	(1,174,221)
			(7,632,810)
Multiline Retail - (0.2%)
Sears Holdings Corp. 6.63%, 10/15/2018		(2,000,000)	(1,820,000)

Oil, Gas & Consumable Fuels - (0.2%)
Linn Energy LLC/Linn Energy Finance Corp. 6.25%, 11/1/2019		(2,000,000)	(2,040,000)
Peabody Energy Corp. 6.25%, 11/15/2021		(660,000)	(627,000)
	PRINCIPAL AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
		$(2,667,000)
Real Estate Management & Development - (0.2%)
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.50%, 4/15/2019(b)	$(2,412,000)	(2,381,850)

Road & Rail - (0.2%)
Hertz Corp./The 5.88%, 10/15/2020	(1,819,000)	(1,864,475)

Specialty Retail - (0.1%)
Michaels Stores, Inc. 5.88%, 12/15/2020(b)	(1,056,000)	(1,049,400)

TOTAL CORPORATE BONDS (proceeds received $30,429,167)		(30,464,180)

U.S. GOVERNMENT SECURITIES - (3.3%)
U.S. Treasury Bonds
3.63%, 2/15/2044	(3,303,000)	(3,496,307)
3.75%, 11/15/2043	(1,419,000)	(1,536,860)
U.S. Treasury Notes
1.50%, 12/31/2018	(10,000,000)	(9,943,244)
1.63%, 4/30/2019	(5,000,000)	(4,979,473)
1.63%, 7/31/2019	(7,385,000)	(7,338,566)
2.50%, 5/15/2024	(10,070,000)	(10,015,517)
3.38%, 5/15/2044	(1,048,000)	(1,058,401)
TOTAL U.S. GOVERNMENT SECURITIES (proceeds received $38,180,247)		(38,368,368)

TOTAL SECURITIES SOLD SHORT (proceeds received $744,492,542)		(753,025,804)
	CONTRACTS
WRITTEN OPTIONS - (0.1%)
Call Options Written - (0.0%)†
American Capital Ltd., 11/22/2014 @ 19*	(46)	(230)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

	CONTRACTS	VALUE
Call Options Written (continued)
Chicago Board Options Exchange SPX Volatility Index, 8/20/2014 @ 15*	(328)	$(48,216)
hhgregg, Inc.,
8/16/2014 @ 7*	(85)	(2,975)
1/17/2015 @ 10*	(103)	(1,545)
Tiffany & Co., 9/20/2014 @ 100*	(129)	(33,927)
		(86,893)
Put Options Written - (0.1%)
American Capital Ltd., 11/22/2014 @ 13*	(92)	(828)
Callaway Golf Co., 11/22/2014 @ 7*	(326)	(8,150)
iShares Russell 2000 ETF, 8/16/2014 @ 114*	(821)	(276,677)
Sears Holdings Corp., 9/20/2014 @ 35*	(30)	(5,700)
Tiffany & Co., 9/20/2014 @ 90*	(101)	(10,908)
		(302,263)
TOTAL WRITTEN OPTIONS(premiums received $289,887)		(389,156)
TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD SHORT AND WRITTEN OPTIONS (cost, net of proceeds/ premiums received $364,165,984) — 31.7%		369,698,127
OTHER ASSETS LESS LIABILITIES — 68.3%		797,013,324
NET ASSETS — 100.0%		$1,166,711,451

*	Non-income producing security.
†	Amount represents less than 0.05%
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At July 31, 2014, the aggregate amount held in a segregated account was $231,517,660.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid, representing a net balance of $43,193,185 or 4% of net assets at July 31, 2014.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on July 31, 2014.
(d)	Issuer is in default.
(e)	All or portion of security on loan. The aggregate market value of such securities is $114,357,399, which was collateralized with the aggregate value of $119,411,170.
(f)	Multi-Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2014. Maturity date disclosed is the ultimate maturity date.

Abbreviations:
ADR	—	American Depositary Receipt
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certificate of Shares
EUR	—	Euro Dollar
GBP	—	British Pound
IO	—	Interest Only
MXN	—	Mexican Peso
NYRS	—	New York Registry Shares
PIK	—	Payment-in Kind Security
REIT	—	Real Estate Investment Trust

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,057,700
Aggregate gross unrealized depreciation	(54,525,557)
Net unrealized appreciation	$5,532,143
Federal income tax cost of investments	$364,165,984

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

Futures Contracts Long

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)

CAC40 Futures Contracts	EUR	14	08/15/14	$816,551	$795,797	$(20,754)
CBOT 10 Year US Treasury Note Futures Contracts	USD	179	09/19/14	22,507,561	22,305,078	(202,483)
CMX Copper Commodity Futures Contracts	USD	9	09/26/14	713,701	726,975	13,274
CMX Silver Futures Contracts	USD	7	09/26/14	736,797	714,420	(22,377)
DAX Index Futures Contracts	EUR	9	09/19/14	2,989,624	2,837,665	(151,959)
E-Mini S&P 500 Futures Contracts	USD	44	09/19/14	4,292,533	4,234,560	(57,973)
Eurex 10 Year Euro BUND Futures Contracts	EUR	54	09/08/14	10,533,976	10,700,964	166,988
EURO STOXX 50 Futures Contracts	EUR	102	09/19/14	4,441,144	4,260,027	(181,117)
FTSE 100 IDX Futures Contracts	GBP	50	09/19/14	5,658,147	5,641,032	(17,115)
FTSE China A50 Index Futures Contracts	USD	200	08/28/14	1,458,920	1,487,000	28,080
FTSE/JSE Top 40 Index Futures Contracts	ZAR	32	09/18/14	1,377,467	1,378,002	535
Gold 100 OZ Futures Contracts	USD	11	02/25/15	1,426,272	1,411,960	(14,312)
Hang Seng Index Futures Contracts	HKD	6	08/28/14	941,042	958,678	17,636
ICE Brent Crude Oil Futures Contracts	USD	22	11/13/14	2,364,388	2,352,240	(12,148)
KOSPI 200 Futures Contracts	KRW	11	09/11/14	1,406,798	1,453,593	46,795
MSCI Taiwan Stock Index Futures Contracts	USD	40	08/28/14	1,355,094	1,329,600	(25,494)
Natural Gas Futures Contracts	USD	43	03/27/15	1,740,944	1,615,940	(125,004)
Natural Gas Futures Contracts	USD	200	12/29/14	9,386,841	8,150,000	(1,236,841)
NYM Platinum Futures Contracts	USD	10	10/29/14	735,055	732,600	(2,455)
OML Stockholm OMXS30 Index Futures Contracts	SEK	11	08/15/14	221,632	220,376	(1,256)
Russell 2000 Mini Futures Contracts	USD	24	09/19/14	2,788,064	2,680,080	(107,984)
S&P/Toronto Stock Exchange 60 Index Futures Contracts	CAD	14	09/18/14	2,192,357	2,267,529	75,172
SFE ASX SPI 200 Index Futures Contracts	AUD	22	09/18/14	2,733,418	2,846,910	113,492
SGX MSCI Singapore Index Futures Contracts	SGD	15	08/28/14	913,154	919,359	6,205
The Amsterdam Exchanges Index Futures Contracts	EUR	11	08/15/14	1,196,998	1,186,760	(10,238)
Tokyo Price Index Futures Contracts	JPY	77	09/11/14	9,301,276	9,675,060	373,784
WTI Crude Oil Futures Contracts	USD	63	11/19/15	5,858,708	5,784,030	(74,678)
WTI Crude Oil Futures Contracts	USD	73	11/19/14	7,214,295	7,023,330	(190,965)
						$(1,613,192)

Futures Contracts Short

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CBOT U.S. Long Bond Futures Contracts	USD	15	09/19/14	$2,029,659	$2,061,094	$(31,435)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

Futures Contracts Short (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CME Ultra Long Term U.S. Treasury Bond Futures Contracts	USD	20	09/19/14	$2,946,994	$3,016,875	$(69,881)
E-Mini S&P 500 Futures Contracts	USD	471	09/19/14	45,348,136	45,329,040	19,096
Gasoline RBOB Futures Contracts	USD	26	11/28/14	2,910,332	2,851,430	58,902
ICE Brent Crude Oil Futures Contracts	USD	63	11/13/15	6,527,233	6,561,450	(34,217)
Natural Gas Futures Contracts	USD	200	08/27/14	9,101,962	7,682,000	1,419,962
NYM Heating Oil Futures Contract	USD	1	11/28/14	122,598	122,535	63
Tokyo Price Index Futures Contracts	JPY	15	09/11/14	1,805,447	1,884,752	(79,305)
						$1,283,185

Cash collateral in the amount of $5,336,113 was pledged to cover margin requirements for open futures contracts as of July 31, 2014.

Long Equity Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount	Unrealized Appreciation/(Depreciation)
Morgan Stanley	Aozora Bank Ltd.	01/17/2050	JPY	569,000	$274,413
Morgan Stanley	AstraZeneca plc	01/17/2050	GBP	12,365	(14,185)
Morgan Stanley	Banca Monte Dei Paschi Siena S.p.A.	01/17/2050	EUR	716,126	(141,729)
Morgan Stanley	DIRECTV	01/17/2050	USD	13,815	–
Morgan Stanley	Lorillard, Inc.	01/17/2050	USD	17,096	–
Morgan Stanley	Severn Trent plc	01/17/2050	GBP	46,578	106,439
Morgan Stanley	Shire plc	01/17/2050	GBP	41,804	576,006
Morgan Stanley	Smith & Nephew plc	01/17/2050	GBP	247,840	(108,120)
Morgan Stanley	SoftBank Corp.	01/17/2050	JPY	18,700	(43,020)
Morgan Stanley	Sony Financial Holdings, Inc.	01/17/2050	JPY	11,800	5,637
Morgan Stanley	Time Warner Cable, Inc.	01/17/2050	USD	5,390	–
					$655,441

Short Equity Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount	Unrealized Appreciation/(Depreciation)
Morgan Stanley	AT&T, Inc.	01/17/2050	USD	17,675	$–
Morgan Stanley	Comcast Corp.	01/17/2050	USD	15,502	9,133
Morgan Stanley	Europartners Multi Investment Fund - Spain Index Plus	01/17/2050	EUR	10,446,053	(241,067)
Morgan Stanley	iShares iBoxx $ High Yield Corporate Bond ETF	09/20/2014	USD	26,970,950	212,084
JPMorgan Chase Bank	iShares iBoxx $ High Yield Corporate Bond ETF	12/20/2014	USD	11,762,000	129,143
Morgan Stanley	iShares Russell 2000 ETF	01/17/2050	USD	62,234	205,541

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

Short Equity Total Return Swap Contracts (Continued)

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount	Unrealized Appreciation(Depreciation)
Morgan Stanley	Reynolds American, Inc.	01/17/2050	USD	4,973	$1,626
					$316,460

Credit Default Swap Contracts on Corporate/Government Bonds - Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid By the Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
Morgan Stanley	Glencore International AG	1.00%	EUR	4,000,000	$186,066	06/20/2019	$54,043
Morgan Stanley	HCA, Inc.	5.00%	USD	1,000,000	(99,444)	12/20/2018	(133,764)
Morgan Stanley	HJ Heinz Finance Co.	1.00%	USD	2,000,000	42,108	03/20/2019	33,208
JPMorgan Chase Bank	Enel S.p.A.	1.00%	EUR	3,000,000	21,743	03/20/2019	(48,778)
JPMorgan Chase Bank	Fiat S.p.A.	5.00%	EUR	3,000,000	(456,758)	09/20/2019	(467,074)
JPMorgan Chase Bank	Freeport-McMoRan Copper & Gold, Inc.	1.00%	USD	2,000,000	9,736	09/20/2019	(277)
JPMorgan Chase Bank	Gas Natural SDG S.A.	1.00%	EUR	4,000,000	24,179	03/20/2019	(83,172)
Goldman Sachs Capital	PHH Corp.	5.00%	USD	1,600,000	(143,657)	06/20/2019	(126,673)
Barclays plc	Anglo American Capital plc	1.00%	EUR	2,000,000	63,359	09/20/2019	33,402
Barclays plc	Casino Guichard-Perrachon	1.00%	EUR	4,000,000	55,309	03/20/2019	(67,087)
Barclays plc	CenturyLink, Inc.	1.00%	USD	3,000,000	125,501	09/20/2019	129,077
Barclays plc	Enel S.p.A.	1.00%	EUR	1,000,000	48,079	12/20/2018	(18,332)
Barclays plc	Kingdom of Spain	1.00%	USD	2,584,000	(36,565)	09/20/2019	(41,463)
Barclays plc	Nabors Industries, Inc.	1.00%	USD	1,382,000	11,985	06/20/2019	(17,908)
Barclays plc	Republic of Italy	1.00%	USD	2,584,000	(6,240)	09/20/2019	(1,774)
Barclays plc	United States Steel Corp.	5.00%	USD	3,000,000	(22,192)	09/20/2019	(252,902)
					$(176,791)		$(1,009,474)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

Credit Default Swap Contracts on Corporate Bonds - Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
Morgan Stanley	Ardagh Packaging Finance plc	5.00%	EUR	1,000,000	$73,529	03/20/2019	$73,917	3.83%
Morgan Stanley	General Motors Co.	5.00%	USD	3,046,000	421,924	12/20/2018	493,940	1.27%
Morgan Stanley	Norske Skogindustrier ASA	5.00%	EUR	1,000,000	(34,991)	12/20/2014	(5,719)	7.62%
Morgan Stanley	Vougeot Bidco plc	5.00%	EUR	1,500,000	129,254	09/20/2019	126,721	3.76%
JPMorgan Chase Bank	Advanced Micro Devices, Inc.	5.00%	USD	3,397,000	(71,453)	12/20/2018	228,603	3.46%
JPMorgan Chase Bank	Beazer Homes USA, Inc.	5.00%	USD	2,545,000	36,944	09/20/2019	36,944	4.74%
JPMorgan Chase Bank	K. Hovnanian Enterprises, Inc.	5.00%	USD	970,000	(23,519)	09/20/2018	19,375	4.63%
JPMorgan Chase Bank	TRW Automotive Inc.	1.00%	USD	1,250,000	(3,011)	09/20/2019	(26,279)	1.46%
JPMorgan Chase Bank	Vougeot Bidco plc	5.00%	EUR	2,500,000	217,712	06/20/2019	226,841	3.61%
Goldman Sachs Capital	American Axle & Manufacturing, Inc.	5.00%	USD	1,500,000	140,715	06/20/2019	170,952	2.61%
Goldman Sachs Capital	Ardagh Packaging Finance plc	5.00%	EUR	2,000,000	166,256	03/20/2019	147,835	3.83%
Goldman Sachs Capital	Chesapeake Energy Corp.	5.00%	USD	3,063,000	173,632	12/20/2015	197,256	0.79%
Goldman Sachs Capital	INEOS Group Holdings S.A.	5.00%	EUR	1,000,000	74,217	09/20/2019	56,431	4.20%
Goldman Sachs Capital	K. Hovnanian Enterprises, Inc.	5.00%	USD	876,000	(21,240)	09/20/2018	17,497	4.63%
Goldman Sachs Capital	Telecom Italia S.p.A.	1.00%	EUR	2,271,000	(235,655)	12/20/2018	(77,540)	1.63%
Goldman Sachs Capital	Wind Acquisition Finance S.A.	5.00%	EUR	2,000,000	281,204	06/20/2019	262,657	2.95%
Barclays plc	AK Steel Corp.	5.00%	USD	1,000,000	27,323	09/20/2019	22,896	4.62%
Barclays plc	American Axle & Manufacturing, Inc.	5.00%	USD	1,500,000	137,235	06/20/2019	170,952	2.61%
Barclays plc	American Axle & Manufacturing, Inc.	5.00%	USD	2,274,000	217,565	03/20/2019	266,032	2.43%
Barclays plc	Boyd Gaming Corp.	5.00%	USD	1,838,000	50,966	03/20/2018	136,569	3.01%
Barclays plc	Cable & Wireless Communications plc	5.00%	EUR	1,000,000	198,447	09/20/2019	180,880	2.32%
Barclays plc	Caesars Entertainment Operating Co., Inc.	5.00%	USD	1,000,000	(44,721)	12/20/2014	(255,482)	86.34%
Barclays plc	INEOS Group Holdings S.A.	5.00%	EUR	1,100,000	87,532	09/20/2019	62,074	4.20%
Barclays plc	INEOS Group Holdings S.A.	5.00%	EUR	1,381,000	102,116	06/20/2019	89,625	4.03%
Barclays plc	International Lease Finance Corp.	5.00%	USD	2,584,000	370,821	09/20/2019	351,421	2.19%
Barclays plc	Jaguar Land Rover Automotive plc	5.00%	EUR	2,589,000	592,229	09/20/2019	559,785	1.81%
Barclays plc	K. Hovnanian Enterprises, Inc.	5.00%	USD	1,065,000	(12,236)	09/20/2018	21,272	4.63%
Barclays plc	New Look Bondco I plc	5.00%	EUR	3,455,000	459,647	06/20/2019	411,473	3.15%
Barclays plc	Techem GmbH	5.00%	EUR	2,500,000	375,929	09/20/2019	371,493	2.79%
Barclays plc	TRW Automotive Inc.	1.00%	USD	1,249,000	(4,209)	09/20/2019	(26,258)	1.46%
Barclays plc	Wind Acquisition Finance S.A.	5.00%	EUR	4,664,000	427,858	06/20/2019	612,517	2.95%
					$4,312,020		$4,924,680

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

Credit Default Swap Contracts on Credit Indices - Sell Protection

Counterparty	Reference Obligation	Fixed Annual Rate Received By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread

Morgan Stanley	CMBX North America Index Series 7	2.00%	USD	2,000,000	$42,816	01/17/2047	$4,307	1.98%
Morgan Stanley	CMBX North America Index Series 7	0.50%	USD	10,000,000	(224,156)	01/17/2047	(282,381)	0.85%
JPMorgan Chase Bank	ABX Home Equity Index Series 6	0.11%	USD	8,500,000	(1,591,530)	05/25/2046	(1,583,886)	2.26%
JPMorgan Chase Bank	CMBX North America Index Series 6	0.50%	USD	20,000,000	(383,317)	05/11/2063	(362,946)	0.75%
Barclays plc	CDX Emerging Markets Index 19-V1	5.00%	USD	3,000,000	190,609	06/20/2018	248,126	2.86%
					$(1,965,578)		$1,976,780

Centrally Cleared Credit Default Swap Contracts on Credit Indices - Sell Protection

Counterparty	Reference Obligation	Fixed Annual Rate Received By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread

JPMorgan Chase Bank	CDX North America High Yield Index 20-V2	5.00%	USD	5,000,000	$167,625	06/20/2018	$424,090	2.77%
JPMorgan Chase Bank	CDX North America High Yield Index 21-V2	5.00%	USD	5,000,000	312,721	12/20/2018	394,136	3.12%
JPMorgan Chase Bank	CDX North America High Yield Index 22-V2	5.00%	USD	9,000,000	748,643	06/20/2019	654,107	3.42%
JPMorgan Chase Bank	CDX North America Investment Grade Index 20-V1	1.00%	USD	12,000,000	86,138	06/20/2018	249,045	0.48%
JPMorgan Chase Bank	CDX North America Investment Grade Index 21-V1	1.00%	USD	10,000,000	133,546	12/20/2018	200,218	0.56%
JPMorgan Chase Bank	iTraxx Europe Crossover Index Series 19-V1	5.00%	EUR	4,000,000	78,184	06/20/2018	615,703	1.96%
JPMorgan Chase Bank	iTraxx Europe Crossover Index Series 20-V1	5.00%	EUR	5,000,000	460,703	12/20/2018	788,902	2.24%
JPMorgan Chase Bank	iTraxx Europe Crossover Index Series 21-V1	5.00%	EUR	7,000,000	1,037,916	06/20/2019	1,039,188	2.62%
JPMorgan Chase Bank	iTraxx Europe Index Series 19-V1	1.00%	EUR	9,000,000	(59,810)	06/20/2018	243,251	0.51%
JPMorgan Chase Bank	iTraxx Europe Index Series 20-V1	1.00%	EUR	10,000,000	127,353	12/20/2018	262,260	0.57%
					$3,093,019		$4,870,900

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts

Counterparty	Payments Made by the Fund	Payments Received by the Fund	Currency	Notional Amount	Termination Date	Unrealized Appreciation

JPMorgan Chase Bank	6 Month Euro Interbank Offered Rate	1.43%	EUR	10,000,000	07/11/2024	$80,120
JPMorgan Chase Bank	6 Month Euro Interbank Offered Rate	2.09%	EUR	10,000,000	06/27/2023	995,708
JPMorgan Chase Bank	3 Month Euro Interbank Offered Rate	2.67%	USD	13,000,000	07/11/2024	15,925
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	1.71%	USD	20,000,000	06/26/2018	126,160
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	3.18%	USD	20,000,000	03/18/2025	463,124
						$1,681,037

Contracts for Differences - Long Equity Positions

Counterparty	Reference Entity	Shares	Net Unrealized Depreciation
	European Union
JPMorgan Chase Bank	Accor S.A.	141,969	$(164,491)
	United Kingdom
Goldman Sachs Capital	British Sky Broadcasting Group plc	121,379	(77,876)
Total Contracts for Differences			$(242,367)

Cash collateral in the amount of $21,928,703 was pledged for total return, credit default, interest rate and equity basket swap contracts as of July 31, 2014.

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

Forward Foreign Currency Contracts

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
AUD vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	3,243,205	3,011,802	$3,004,370	$3,011,802	$(7,432)
CAD vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	1,037,570	948,540	950,580	948,540	2,040
CHF vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	584,966	644,307	643,905	644,307	(402)
CHF vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	1,605,498	1,807,570	1,767,261	1,807,570	(40,309)
CHF vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	372,453	415,392	409,980	415,392	(5,412)
CHF vs. USD, expiring 9/17/2014	Goldman Sachs Capital	275,000	302,778	302,707	302,778	(71)
CHF vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	269,384	303,908	296,526	303,908	(7,382)
EUR vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	108,030	147,600	144,679	147,600	(2,921)
EUR vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	78,004	104,543	104,466	104,543	(77)
EUR vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	53,866	73,727	72,140	73,727	(1,587)
GBP vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	33,054	55,896	55,784	55,896	(112)
GBP vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	36,712	62,976	61,957	62,976	(1,019)
GBP vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	546,939	928,460	923,054	928,460	(5,406)
KRW vs. USD, expiring 11/24/2014	Barclays plc	1,152,500,000	1,114,603	1,115,503	1,114,603	900
MXN vs. USD, expiring 11/24/2014	Barclays plc	13,245,000	1,008,912	993,789	1,008,912	(15,123)
NOK vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	5,981,086	997,696	949,894	997,696	(47,802)
NZD vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	1,946,873	1,639,413	1,646,494	1,639,413	7,081
PLN vs. USD, expiring 11/24/2014	Barclays plc	3,365,000	1,087,765	1,070,905	1,087,765	(16,860)
SEK vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	2,000,000	293,519	289,873	293,519	(3,646)
TWD vs. USD, expiring 11/24/2014	Barclays plc	29,850,000	994,337	996,700	994,337	2,363
USD vs. CHF, expiring 9/17/2014	JPMorgan Chase Bank	169,379	152,221	169,379	167,558	1,821
USD vs. CHF, expiring 9/17/2014	JPMorgan Chase Bank	9,632,330	8,649,795	9,632,330	9,521,309	111,021
USD vs. CHF, expiring 9/17/2014	JPMorgan Chase Bank	7,032,812	6,305,830	7,032,812	6,941,177	91,635
USD vs. DKK, expiring 9/17/2014	JPMorgan Chase Bank	3,372,093	18,560,000	3,372,093	3,334,201	37,892
USD vs. EUR, expiring 9/17/2014	JPMorgan Chase Bank	15,389,881	11,353,373	15,389,881	15,204,951	184,930
USD vs. EUR, expiring 9/17/2014	JPMorgan Chase Bank	1,038,030	763,681	1,038,030	1,022,757	15,273

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. EUR, expiring 8/19/2014	JPMorgan Chase Bank	16,347,334	12,000,000	$16,347,334	$16,069,534	$277,800
USD vs. EUR, expiring 9/17/2014	JPMorgan Chase Bank	636,007	468,504	636,007	627,442	8,565
USD vs. EUR, expiring 9/17/2014	JPMorgan Chase Bank	2,464,722	1,813,302	2,464,722	2,428,457	36,265
USD vs. EUR, expiring 9/17/2014	JPMorgan Chase Bank	3,135,476	2,306,778	3,135,476	3,089,341	46,135
USD vs. GBP, expiring 9/17/2014	JPMorgan Chase Bank	494,545	290,000	494,545	489,426	5,119
USD vs. GBP, expiring 9/17/2014	JPMorgan Chase Bank	1,197,829	705,620	1,197,829	1,190,855	6,974
USD vs. GBP, expiring 9/17/2014	JPMorgan Chase Bank	433,398	255,000	433,398	430,357	3,041
USD vs. GBP, expiring 9/17/2014	JPMorgan Chase Bank	1,619,725	967,000	1,619,725	1,631,979	(12,254)
USD vs. GBP, expiring 9/17/2014	JPMorgan Chase Bank	255,424	150,000	255,424	253,151	2,273
USD vs. GBP, expiring 8/19/2014	JPMorgan Chase Bank	21,342,255	12,500,000	21,342,255	21,101,171	241,084
USD vs. GBP, expiring 9/17/2014	JPMorgan Chase Bank	1,106,213	658,931	1,106,213	1,112,059	(5,846)
USD vs. GBP, expiring 9/17/2014	JPMorgan Chase Bank	306,898	180,000	306,898	303,781	3,117
USD vs. JPY, expiring 9/17/2014	JPMorgan Chase Bank	3,136,143	321,304,100	3,136,143	3,124,422	11,721
USD vs. JPY, expiring 9/17/2014	JPMorgan Chase Bank	384,751	39,360,000	384,751	382,744	2,007
USD vs. SEK, expiring 9/17/2014	JPMorgan Chase Bank	4,042,996	27,100,000	4,042,996	3,927,778	115,218
ZAR vs. USD, expiring 11/24/2014	Barclays plc	5,090,000	471,952	465,575	471,952	(6,377)
						$1,034,237

Currency Abbreviations:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro Dollar
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
KRW	—	Korea Republic Won
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TWD	—	New Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

Written Options:
Options written through the period ended July 31, 2014 were as follows:
	Number of Contracts	Premiums Received
Options outstanding ─ November 1, 2013	1,919	$247,458
Options written	26,864	5,614,741
Options terminated in closing purchase transactions	(25,251)	(5,484,751)
Options expired	(1,471)	(87,561)
Options exercised	—	—
Options outstanding ─ July 31, 2014	2,061	$289,887

Written Swaptions:
Swaptions written through the period ended July 31, 2014 were as follows:
Swaptions outstanding ─ November 1, 2013	$—
Swaptions written	91,915
Swaptions terminated in closing purchase transactions	(22,680)
Swaptions expired	(69,235)
Swaptions exercised	—
Swaptions outstanding ─ July 31, 2014	$—

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2014 (Unaudited)

The Fund invested, as a percentage of net assets, in the following countries as of July 31, 2014:

Argentina	(0.1)%
Australia	(0.1)
Austria	(0.4)
Bahamas	0.0	*
Belgium	0.6
Bermuda	0.6
Brazil	(0.1)
Canada	(0.2)
Cayman Islands	0.1
Chile	0.0	*
China	(0.2)
Colombia	0.0	*
Cyprus	0.2
Denmark	0.1
Finland	0.0	*
France	0.3
Germany	0.9
Greece	0.1
Hong Kong	(0.2)
India	(0.1)
Ireland	0.7
Israel	0.2
Italy	0.1
Japan	0.0	*
Jersey	0.1
Luxembourg	1.1
Mexico	0.0	*
Netherlands	2.7
Norway	(0.1)
Panama	0.0	*
Peru	0.0	*
Puerto Rico	0.0	*
Russia	0.1	*
Singapore	0.0	*
South Africa	0.0	*
South Korea	0.0	*
Sweden	0.3
Switzerland	0.8
Taiwan	0.0	*
United Kingdom	1.8
United States	22.4
Other	68.3
	100.0%

* Amount represents less than 0.05%

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

LONG INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 92.1%
Aerospace & Defense - 3.2%
Alliant Techsystems, Inc.	47	$6,107
B/E Aerospace, Inc.(a)*	5,165	439,748
Boeing Co./The	257	30,963
General Dynamics Corp.	4,300	502,111
Hexcel Corp.*	218	8,120
Honeywell International, Inc.	454	41,691
L-3 Communications Holdings, Inc.	354	37,156
Lockheed Martin Corp.	947	158,121
Northrop Grumman Corp.(e)	350	43,145
Precision Castparts Corp.	214	48,963
Raytheon Co.	1,000	90,770
Spirit AeroSystems Holdings, Inc., Class A*	219	7,133
Textron, Inc.(e)	1,000	36,370
TransDigm Group, Inc.(a)	1,374	230,722
Triumph Group, Inc.	108	6,842
United Technologies Corp.(a)	2,316	243,527
		1,931,489
Air Freight & Logistics - 1.3%
FedEx Corp.(a)	2,381	349,721
United Parcel Service, Inc., Class B(a)	4,304	417,876
		767,597
Airlines - 1.0%
Alaska Air Group, Inc.	600	26,382
Allegiant Travel Co.	218	25,672
American Airlines Group, Inc.	8,106	314,918
Copa Holdings S.A., Class A	100	15,187
Delta Air Lines, Inc.	1,184	44,352
Gol Linhas Aereas Inteligentes S.A. (ADR)*	7,013	42,499
Republic Airways Holdings, Inc.*	6,528	64,888
Southwest Airlines Co.(e)	1,800	50,904
United Continental Holdings, Inc.(a)*	300	13,917
		598,719
Auto Components - 0.7%
Cooper Tire & Rubber Co.	393	11,354
Cooper-Standard Holding, Inc.*	859	53,258
Delphi Automotive plc	537	35,872
Gentherm, Inc.*	65	2,720
	SHARES	VALUE
Auto Components (continued)
Lear Corp.	700	$65,919
Motorcar Parts of America, Inc.*	3,439	76,552
Stoneridge, Inc.*	1,086	11,913
Tower International, Inc.*	156	4,914
TRW Automotive Holdings Corp.(a)*	1,669	170,722
		433,224
Automobiles - 0.2%
General Motors Co.	4,093	138,425

Banks - 3.2%
Ameris Bancorp	1,070	23,369
C&F Financial Corp.	200	6,854
CIT Group, Inc.	330	16,206
Citigroup, Inc.	6,900	337,479
Comerica, Inc.(e)	8,583	431,382
Danske Bank A/S	4,291	123,854
East West Bancorp, Inc.	119	4,053
Financial Institutions, Inc.	485	10,767
HSBC Holdings plc (ADR)	25	1,335
ICICI Bank Ltd. (ADR)	753	37,665
KeyCorp	1,698	22,991
OFG Bancorp	954	15,226
Pacific Premier Bancorp, Inc.*	872	12,470
PacWest Bancorp	461	19,210
PNC Financial Services Group, Inc./The	594	49,041
Prosperity Bancshares, Inc.	128	7,441
Regions Financial Corp.	21,400	216,996
Signature Bank/NY*	168	19,217
SVB Financial Group*	237	25,838
Texas Capital Bancshares, Inc.*	308	16,031
Wells Fargo & Co.(a)	6,635	337,721
Zions Bancorp.	7,875	226,957
		1,962,103
Beverages - 4.3%
Anheuser-Busch InBev N.V. (ADR)(a)	5,873	634,167
Brown-Forman Corp., Class B(a)	3,899	337,848
Coca-Cola Enterprises, Inc.(e)	798	36,269
Constellation Brands, Inc., Class A*	590	49,123

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Beverages (continued)
Cott Corp.	889	$6,108
Diageo plc (ADR)(a)	2,475	297,545
Dr Pepper Snapple Group, Inc.	6,300	370,188
Molson Coors Brewing Co., Class B	4,874	329,141
PepsiCo, Inc.	6,203	546,484
		2,606,873
Biotechnology - 0.5%
Alexion Pharmaceuticals, Inc.*	305	48,492
Amgen, Inc.	328	41,784
Biogen Idec, Inc.*	145	48,487
Gilead Sciences, Inc.*	375	34,331
InterMune, Inc.*	868	38,079
Ligand Pharmaceuticals, Inc.*	672	33,042
MiMedx Group, Inc.*	1,691	11,685
Venaxis, Inc.*	2,823	5,336
Vertex Pharmaceuticals, Inc.*	420	37,342
		298,578
Building Products - 1.6%
Builders FirstSource, Inc.*	1,847	10,971
Fortune Brands Home & Security, Inc.(a)	6,366	240,571
Lennox International, Inc.	192	16,382
Masco Corp.(a)	4,909	102,107
Norcraft Cos., Inc.*	2,483	35,010
Nortek, Inc.*	148	11,806
Owens Corning	6,593	224,492
Ply Gem Holdings, Inc.*	11,000	91,630
USG Corp.*	8,914	235,775
		968,744
Capital Markets - 3.0%
Affiliated Managers Group, Inc.*	153	30,485
American Capital Ltd.*	3,128	47,420
Ameriprise Financial, Inc.	100	11,960
Ares Capital Corp.(a)	10,850	181,304
BlackRock, Inc.	158	48,147
Charles Schwab Corp./The(e)	10,200	283,050
Deutsche Bank AG	1,073	36,654
Financial Engines, Inc.	649	25,279
Franklin Resources, Inc.	602	32,598
Greenhill & Co., Inc.	106	4,852
	SHARES	VALUE
Capital Markets (continued)
Invesco Ltd.	3,200	$120,416
Lazard Ltd., Class A	3,727	194,922
Northern Trust Corp.(e)	8,636	577,662
Och-Ziff Capital Management Group LLC, Class A	987	13,433
Oppenheimer Holdings, Inc., Class A	314	7,165
Raymond James Financial, Inc.	104	5,299
Safeguard Scientifics, Inc.*	630	12,506
State Street Corp.	1,600	112,704
T Rowe Price Group, Inc.	627	48,693
Waddell & Reed Financial, Inc., Class A	770	40,648
		1,835,197
Chemicals - 6.1%
Agrium, Inc.(e)	300	27,324
Air Products & Chemicals, Inc.(a)	4,172	550,495
Akzo Nobel N.V.	3,854	277,822
American Vanguard Corp.	6,000	76,140
Axiall Corp.(a)	5,353	229,269
Cabot Corp.(e)	87	4,558
Celanese Corp.(e)	300	17,463
CF Industries Holdings, Inc.	14	3,505
Dow Chemicals Co./The(a)	450	22,982
Ecolab, Inc.(a)	3,244	352,071
FMC Corp.	746	48,654
Gulf Resources, Inc.*	1,446	2,892
International Flavors & Fragrances, Inc.	30	3,030
LyondellBasell Industries N.V., Class A	600	63,750
Monsanto Co.	4,937	558,325
Mosaic Co./The	1,059	48,830
OMNOVA Solutions, Inc.*	15,170	122,422
PPG Industries, Inc.	244	48,400
Praxair, Inc.	192	24,603
RPM International, Inc.	231	10,206
Sherwin-Williams Co./The(a)	1,789	368,945
Stepan Co.	900	43,308
Taminco Corp.*	9,299	194,349
Valspar Corp./The	52	3,903

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Chemicals (continued)
W.R. Grace & Co.(a)*	6,445	$586,495
		3,689,741
Commercial Services & Supplies - 2.7%
Cintas Corp.	1,106	69,236
Copart, Inc.*	106	3,538
Deluxe Corp.	825	45,383
Ennis, Inc.	1,116	15,825
Herman Miller, Inc.	789	23,071
Iron Mountain, Inc.	2,700	90,477
KAR Auction Services, Inc.	2,272	66,592
Pitney Bowes, Inc.	379	10,256
Progressive Waste Solutions Ltd.	5,572	139,857
R.R. Donnelley & Sons Co.	8,888	154,296
Republic Services, Inc.(e)	8,398	318,536
SP Plus Corp.*	9,087	178,105
Tyco International Ltd.	12,206	526,689
		1,641,861
Communications Equipment - 0.3%
ARRIS Group, Inc.*	1,418	48,453
Aruba Networks, Inc.*	342	6,108
Black Box Corp.	710	14,697
Cisco Systems, Inc.	200	5,046
ClearOne, Inc.*	610	5,880
Extreme Networks, Inc.*	3,117	14,650
F5 Networks, Inc.*	88	9,908
Harris Corp.	448	30,585
Juniper Networks, Inc.*	197	4,637
Polycom, Inc.*	892	11,436
Silicom Ltd.	214	5,744
Zhone Technologies, Inc.*	6,478	20,082
		177,226
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. N.V.	828	49,117
Fluor Corp.	226	16,469
Granite Construction, Inc.	1,049	34,145
Great Lakes Dredge & Dock Corp.*	23,808	171,894
KBR, Inc.	1,110	22,932
MasTec, Inc.(e)*	720	19,577
	SHARES	VALUE
Construction & Engineering (continued)
Quanta Services, Inc.*	12,661	$424,017
Tutor Perini Corp.*	523	14,241
		752,392
Construction Materials - 0.2%
Eagle Materials, Inc.	109	9,899
Holcim Ltd.*	1,158	92,865
Martin Marietta Materials, Inc.	77	9,566
		112,330
Consumer Finance - 1.5%
Ally Financial, Inc.*	538	12,352
American Express Co.	549	48,312
Capital One Financial Corp.	1,513	120,344
Consumer Portfolio Services, Inc.*	2,069	15,021
Discover Financial Services	1,100	67,166
Encore Capital Group, Inc.*	1,118	47,493
Ezcorp, Inc., Class A*	1,496	14,646
JGWPT Holdings, Inc., Class A*	7,624	84,703
Navient Corp.	8,900	153,080
Nelnet, Inc., Class A	1,414	58,299
Regional Management Corp.*	686	11,154
Santander Consumer USA Holdings, Inc.	14,400	276,048
		908,618
Containers & Packaging - 2.0%
Avery Dennison Corp.	569	26,863
Berry Plastics Group, Inc.(a)*	2,100	51,009
Graphic Packaging Holding Co.*	38,756	465,072
Greif, Inc., Class A	1,773	88,969
Packaging Corp of America	1,244	82,303
Rock Tenn Co., Class A	2,815	279,895
Sealed Air Corp.	395	12,687
Sonoco Products Co.(a)	5,818	227,717
		1,234,515
Distributors - 0.0%†
LKQ Corp.*	602	15,745

Diversified Consumer Services - 0.2%
H&R Block, Inc.	2,662	85,530
Sotheby’s(e)	31	1,229

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Diversified Consumer Services (continued)
Steiner Leisure Ltd.*	197	$7,862
		94,621
Diversified Financial Services - 1.7%
ING Groep N.V. (CVA)*	11,986	155,233
Intercontinental Exchange, Inc.	254	48,824
Leucadia National Corp.	14,173	350,215
Moody’s Corp.(a)	3,472	302,064
Rescap Liquidating Trust*	8,787	162,559
		1,018,895
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc.*	838	36,855
Telefonica Brasil S.A. (ADR)	911	18,357
Verizon Communications, Inc.	2,806	141,478
Vonage Holdings Corp.*	10,648	37,055
Windstream Holdings, Inc.	3,400	38,964
		272,709
Electric Utilities - 0.5%
Cia Energetica de Minas Gerais (ADR)(e)	883	7,258
Edison International	869	47,621
Entergy Corp.	666	48,505
Exelon Corp.(a)	2,998	93,178
NextEra Energy, Inc.(e)	502	47,133
OGE Energy Corp.	203	7,298
PPL Corp.	1,407	46,417
		297,410
Electrical Equipment - 1.0%
AMETEK, Inc.	587	28,581
Emerson Electric Co.	1,309	83,318
EnerSys	5,468	346,835
Generac Holdings, Inc.*	663	28,774
General Cable Corp.(e)	938	20,852
Hubbell, Inc., Class B	529	61,862
PowerSecure International, Inc.*	1,805	17,743
Regal-Beloit Corp.	687	48,289
Sensata Technologies Holding N.V.*	50	2,312
		638,566
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	425	40,872
Arrow Electronics, Inc.*	597	34,596
	SHARES	VALUE
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc.	797	$33,737
Belden, Inc.	121	8,216
Checkpoint Systems, Inc.*	7,983	97,712
Corning, Inc.	1,000	19,650
Flextronics International Ltd.*	2,120	22,027
Ingram Micro, Inc., Class A*	497	14,264
IPG Photonics Corp.*	219	14,750
Jabil Circuit, Inc.	292	5,828
Methode Electronics, Inc.	384	12,280
Neonode, Inc.*	207	563
Netlist, Inc.*	6,567	8,143
SYNNEX Corp.*	217	13,997
Trimble Navigation Ltd.*	738	22,804
		349,439
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	1,793	123,305
Dril-Quip, Inc.*	48	4,837
FMC Technologies, Inc.*	159	9,667
Halliburton Co.	3,600	248,364
Hornbeck Offshore Services, Inc.*	11,029	481,967
Nabors Industries Ltd.	1,387	37,671
Noble Corp. plc	4,158	130,436
Ocean Rig UDW, Inc.	14,356	250,799
Oceaneering International, Inc.	725	49,235
Oil States International, Inc.*	558	34,200
Pacific Drilling S.A.*	9,200	87,584
Patterson-UTI Energy, Inc.	1,656	56,884
Rowan Cos. plc, Class A	596	18,190
Superior Energy Services, Inc.	3,500	117,600
Tenaris S.A. (ADR)	784	33,688
Unit Corp.*	111	7,032
Vantage Drilling Co.(a)*	62,119	116,163
Weatherford International plc*	6,000	134,220
		1,941,842
Food & Staples Retailing - 1.7%
Andersons, Inc./The	123	6,644
Cia Brasileira de Distribuicao (ADR)(e)	275	13,261
Costco Wholesale Corp.(a)	3,194	375,423
Kroger Co./The(e)	1,300	63,674

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Food & Staples Retailing (continued)
Pantry, Inc./The*	1,154	$20,668
SpartanNash Co.	799	16,747
Walgreen Co.(a)	6,820	469,011
Whole Foods Market, Inc.	1,278	48,845
		1,014,273
Food Products - 1.9%
Archer-Daniels-Midland Co.	1,800	83,520
Campbell Soup Co.(e)	8,900	370,151
Darling Ingredients, Inc.*	520	9,734
Hain Celestial Group, Inc./The*	33	2,821
Hershey Co./The	526	46,367
JM Smucker Co./The	220	21,921
John B Sanfilippo & Son, Inc.	524	13,860
Kellogg Co.	784	46,907
Lindt & Spruengli AG	5	311,377
Mead Johnson Nutrition Co.	520	47,549
Mondelez International, Inc., Class A(a)	5,622	202,392
Tyson Foods, Inc., Class A	535	19,907
Unilever plc (ADR)	222	9,597
		1,186,103
Gas Utilities - 0.1%
Atmos Energy Corp.	404	19,521
National Fuel Gas Co.	36	2,481
Questar Corp.	593	13,188
UGI Corp.	150	7,281
		42,471
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	651	27,420
Alere, Inc.*	8,031	321,240
Align Technology, Inc.*	735	39,844
Becton Dickinson and Co.(e)	2,265	263,284
Boston Scientific Corp.*	2,932	37,471
Edwards Lifesciences Corp.*	538	48,554
Haemonetics Corp.*	4,600	163,622
IDEXX Laboratories, Inc.*	80	9,958
Medtronic, Inc.	2,218	136,939
Smith & Nephew plc (ADR)(a)	110	9,468
St Jude Medical, Inc.	751	48,958
Stryker Corp.	1,030	82,163
	SHARES	VALUE
Health Care Equipment & Supplies (continued)
Symmetry Medical, Inc.*	665	$5,859
Synergetics USA, Inc.*	2,200	6,864
TearLab Corp.*	1,691	7,373
Thoratec Corp.*	218	7,085
Trinity Biotech plc (ADR)	4,849	112,642
Varian Medical Systems, Inc.*	592	48,633
West Pharmaceutical Services, Inc.	56	2,282
Zimmer Holdings, Inc.	489	48,934
		1,428,593
Health Care Providers & Services - 1.2%
Addus HomeCare Corp.*	1,806	39,985
Adeptus Health, Inc., Class A*	119	3,063
Aetna, Inc.	1,000	77,530
Alliance HealthCare Services, Inc.*	264	7,537
Almost Family, Inc.*	170	3,985
Brookdale Senior Living, Inc.*	102	3,534
Cardinal Health, Inc.	188	13,470
Catamaran Corp.*	397	18,060
Centene Corp.*	280	20,185
Cigna Corp.	400	36,016
Community Health Systems, Inc.*	831	39,639
DaVita HealthCare Partners, Inc.*	152	10,707
Express Scripts Holding Co.*	373	25,979
HCA Holdings, Inc.*	200	13,062
Henry Schein, Inc.(e)*	237	27,551
Humana, Inc.	200	23,530
Laboratory Corp of America Holdings*	327	33,907
LifePoint Hospitals, Inc.*	273	19,580
MEDNAX, Inc.(e)*	427	25,270
Omnicare, Inc.(e)	681	42,562
Patterson Cos., Inc.	919	35,850
Providence Service Corp./The*	242	9,586
Skilled Healthcare Group, Inc., Class A*	3,034	18,052
Tenet Healthcare Corp.*	783	41,319
UnitedHealth Group, Inc.	877	71,081
Universal Health Services, Inc., Class B	462	49,249
		710,289

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Health Care Technology - 0.1%
Icad, Inc.*	5,156	$47,023
Quality Systems, Inc.	312	4,839
Simulations Plus, Inc.	22	131
		51,993
Hotels, Restaurants & Leisure - 2.6%
BJ’s Restaurants, Inc.*	662	22,687
Brinker International, Inc.	404	18,115
Buffalo Wild Wings, Inc.(e)*	228	33,133
Carnival Corp.	2,867	103,843
Century Casinos, Inc.*	1,436	7,955
Darden Restaurants, Inc.	678	31,697
Domino’s Pizza, Inc.(a)	4,399	316,728
Jack in the Box, Inc.	292	16,700
Life Time Fitness, Inc.*	331	13,025
Panera Bread Co., Class A*	201	29,607
Papa John’s International, Inc.	63	2,626
Pinnacle Entertainment, Inc.*	62	1,352
Rick’s Cabaret International, Inc.*	683	7,568
Royal Caribbean Cruises Ltd.	3,009	179,487
Six Flags Entertainment Corp.	261	9,975
Speedway Motorsports, Inc.	596	10,394
Starbucks Corp.	253	19,653
Starwood Hotels & Resorts Worldwide, Inc.	5,435	417,625
Wyndham Worldwide Corp.(a)	4,520	341,486
Yum! Brands, Inc.	395	27,413
		1,611,069
Household Durables - 1.4%
Harman International Industries, Inc.	435	47,219
Hooker Furniture Corp.	366	5,314
Jarden Corp.*	650	36,335
KB Home	973	15,860
Mohawk Industries, Inc.*	3,100	386,787
PulteGroup, Inc.	500	8,825
Turtle Beach Corp.*	937	7,580
Whirlpool Corp.(a)	2,423	345,617
ZAGG, Inc.*	2,416	12,346
		865,883
Household Products - 0.3%
Central Garden and Pet Co.*	5,539	50,903

	SHARES	VALUE
Household Products (continued)
Colgate-Palmolive Co.(a)	2,515	$159,451
		210,354
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp.*	5,500	121,220
NRG Energy, Inc.	240	7,430
		128,650
Industrial Conglomerates - 0.4%
Danaher Corp.(a)	3,424	252,965
Koninklijke Philips N.V. (NYRS)(e)	313	9,641
		262,606
Insurance - 1.3%
ACE Ltd.	490	49,049
Aflac, Inc.	101	6,034
Allied World Assurance Co. Holdings AG	89	3,205
American Financial Group, Inc./OH	329	18,421
American International Group, Inc.	1,800	93,564
Aon plc	45	3,796
Arch Capital Group Ltd.*	62	3,314
Arthur J Gallagher & Co.	533	23,985
Assurant, Inc.	524	33,201
Assured Guaranty Ltd.	439	9,798
Axis Capital Holdings Ltd.	591	25,502
Cincinnati Financial Corp.	376	17,304
Crawford & Co., Class A	915	7,247
Endurance Specialty Holdings Ltd.(e)	184	9,732
Everest Re Group Ltd.(e)	142	22,139
HCI Group, Inc.	281	11,212
Health Insurance Innovations, Inc., Class A*	223	2,948
Lincoln National Corp.	488	25,566
Loews Corp.	350	14,745
Maiden Holdings Ltd.	1,919	22,030
MBIA, Inc.*	1,167	11,180
MetLife, Inc.	1,479	77,795
National Western Life Insurance Co., Class A	71	17,111
PartnerRe Ltd.	159	16,593
Progressive Corp./The	2,055	48,169
Prudential Financial, Inc.	945	82,187
Reinsurance Group of America, Inc.	1,724	138,368

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Insurance (continued)
Validus Holdings Ltd.	207	$7,562
		801,757
Internet & Catalog Retail - 0.2%
Expedia, Inc.	479	38,042
Liberty Interactive Corp., Class A*	1,454	40,785
Priceline Group, Inc./The*	31	38,516
		117,343
Internet Software & Services - 0.7%
Akamai Technologies, Inc.*	335	19,772
CoStar Group, Inc.*	66	9,486
eBay, Inc.*	724	38,227
Global Eagle Entertainment, Inc.*	4,063	41,442
Google, Inc., Class A*	145	84,035
IAC/InterActiveCorp	715	48,048
Perion Network Ltd.*	2,759	22,596
SINA Corp./China*	140	6,775
Yahoo!, Inc.*	3,900	139,659
		410,040
IT Services - 1.5%
Accenture plc, Class A	599	47,489
Acxiom Corp.*	810	14,839
Alliance Data Systems Corp.*	144	37,770
Amdocs Ltd.	435	19,723
Automatic Data Processing, Inc.	281	22,848
Broadridge Financial Solutions, Inc.	421	16,996
Cognizant Technology Solutions Corp., Class A(e)*	928	45,518
Computer Sciences Corp.	869	54,217
DST Systems, Inc.	38	3,423
Euronet Worldwide, Inc.*	162	8,107
Fidelity National Information Services, Inc.	876	49,406
Gartner, Inc.*	256	17,516
Global Payments, Inc.	135	9,351
Heartland Payment Systems, Inc.(e)	38	1,805
International Business Machines Corp.	5	958
Jack Henry & Associates, Inc.	156	9,103
MasterCard, Inc., Class A(a)	5,063	375,421
MAXIMUS, Inc.	76	3,143
Newtek Business Services, Inc.*	1,924	4,733

	SHARES	VALUE
IT Services (continued)
Planet Payment, Inc.*	4,145	$9,741
Sykes Enterprises, Inc.*	1,182	24,467
TeleTech Holdings, Inc.*	181	4,983
Teradata Corp.*	553	23,315
Total System Services, Inc.	804	25,728
VeriFone Systems, Inc.*	718	24,060
WidePoint Corp.*	3,264	4,798
Xerox Corp.	2,900	38,454
		897,912
Leisure Products - 0.2%
Brunswick Corp./DE	749	30,207
Hasbro, Inc.(e)	1,348	67,346
Polaris Industries, Inc.(e)	332	48,984
		146,537
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.*	301	16,318
Covance, Inc.*	610	51,191
ICON plc*	314	16,265
		83,774
Machinery - 4.0%
Actuant Corp., Class A	171	5,520
Allison Transmission Holdings, Inc.(a)	10,170	297,778
Briggs & Stratton Corp.	11,381	208,614
Caterpillar, Inc.(e)	600	60,450
Chart Industries, Inc.*	156	11,864
Crane Co.	866	59,416
Cummins, Inc.	297	41,399
Flowserve Corp.(a)	498	36,872
Graco, Inc.	183	13,569
IDEX Corp.	101	7,658
Illinois Tool Works, Inc.	594	48,928
Ingersoll-Rand plc	775	45,562
Kennametal, Inc.	392	16,574
MFRI, Inc.*	495	5,450
Mueller Water Products, Inc., Class A	3,610	27,977
Pall Corp.(a)	3,310	256,426
Parker Hannifin Corp.	410	47,129
Pentair plc	691	44,272

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Machinery (continued)
SPX Corp.	135	$13,383
Timken Co./The(a)	7,416	328,529
Toro Co./The(a)	4,455	264,315
Trinity Industries, Inc.(a)	4,600	200,744
Volvo AB, Class B	21,135	257,512
WABCO Holdings, Inc.*	99	9,650
Wabtec Corp.	304	24,527
Wartsila OYJ Abp	1,415	71,457
Woodward, Inc.	64	3,197
Xerium Technologies, Inc.*	1,114	14,482
		2,423,254
Marine - 0.0%†
DryShips, Inc.*	3,660	10,468
Safe Bulkers, Inc.	874	6,371
		16,839
Media - 6.1%
CBS Corp., Class B(a)	12,955	736,232
Cogeco Cable, Inc.	2,359	131,153
Comcast Corp., Class A(a)	5,805	311,617
Cumulus Media, Inc., Class A*	2,015	10,438
DISH Network Corp., Class A(a)*	11,661	721,349
Grupo Televisa SAB (ADR)	588	20,927
Liberty Global plc(a)*	3,302	132,047
Liberty Global plc, Class A(a)*	1,205	50,128
MDC Partners, Inc., Class A	1,866	38,477
Scripps Networks Interactive, Inc., Class A	92	7,582
Time Warner, Inc.(a)	6,889	571,925
Tribune Media Co., Class A*	5,400	445,500
Twenty-First Century Fox, Inc., Class A(a)	5,159	163,437
Viacom, Inc., Class B	581	48,031
Walt Disney Co./The(a)	4,000	343,520
		3,732,363
Metals & Mining - 1.0%
Alcoa, Inc.(e)	4,539	74,394
Carpenter Technology Corp.	47	2,545
Cia de Minas Buenaventura S.A. (ADR)	1,218	14,263
Compass Minerals International, Inc.	5	430
Freeport-McMoRan, Inc.	1,400	52,108

	SHARES	VALUE
Metals & Mining (continued)
Newmont Mining Corp.	1,950	$48,574
POSCO (ADR)	60	4,850
Randgold Resources Ltd. (ADR)	384	33,078
Reliance Steel & Aluminum Co.	394	26,890
Southern Copper Corp.	22	723
Steel Dynamics, Inc.	306	6,490
Taseko Mines Ltd.*	5,616	12,917
ThyssenKrupp AG*	11,527	326,444
Worthington Industries, Inc.	251	9,601
		613,307
Multiline Retail - 1.6%
Dollar General Corp.(a)*	10,102	557,933
Dollar Tree, Inc.*	2,782	151,536
Family Dollar Stores, Inc.	3,206	239,649
J.C. Penney Co., Inc.*	2,703	25,354
		974,472
Multi-Utilities - 1.0%
Ameren Corp.	328	12,612
Dominion Resources, Inc.(e)	7,400	500,536
MDU Resources Group, Inc.	126	3,970
Public Service Enterprise Group, Inc.	750	26,377
Sempra Energy	484	48,260
Vectren Corp.	59	2,247
		594,002
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.	455	48,617
Antero Resources Corp.*	5,500	317,680
Bellatrix Exploration Ltd.*	1,071	7,936
BP plc (ADR)	391	19,147
Chesapeake Energy Corp.(e)	900	23,733
Cobalt International Energy, Inc.*	1,401	22,444
Concho Resources, Inc.*	73	10,278
ConocoPhillips	2,300	189,750
CONSOL Energy, Inc.	1,240	48,137
Cosan Ltd., Class A	842	10,163
Devon Energy Corp.	500	37,750
Dynagas LNG Partners LP	483	11,273
Energen Corp.	577	47,101
EOG Resources, Inc.	437	47,825
Gastar Exploration, Inc.*	1,396	9,242

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Gran Tierra Energy, Inc.*	8,571	$56,912
Gulfport Energy Corp.*	2,820	150,616
Halcon Resources Corp.*	20,263	120,565
Hess Corp.	150	14,847
Ithaca Energy, Inc.*	12,969	29,109
Marathon Oil Corp.	600	23,250
Marathon Petroleum Corp.	200	16,696
Midstates Petroleum Co., Inc.*	9,311	59,404
Murphy Oil Corp.(e)	1,037	64,429
Newfield Exploration Co.*	150	6,045
Noble Energy, Inc.	274	18,218
Oasis Petroleum, Inc.*	100	5,345
Occidental Petroleum Corp.	909	88,818
ONEOK, Inc.	736	47,421
PBF Energy, Inc., Class A	843	22,845
PDC Energy, Inc.(e)*	794	43,082
Peabody Energy Corp.	2,039	30,932
Penn Virginia Corp.(e)*	1,170	15,233
QEP Resources, Inc.	751	24,821
Range Resources Corp.(e)	657	49,663
Rosetta Resources, Inc.*	398	20,326
Royal Dutch Shell plc (ADR)	621	50,816
SM Energy Co.(a)	923	72,492
Southwestern Energy Co.*	1,217	49,386
Stone Energy Corp.*	613	23,325
Talisman Energy, Inc.(a)	4,075	42,584
Teekay Corp.	276	15,362
Tesoro Corp.(a)	200	12,308
Valero Energy Corp.(a)	1,300	66,040
Vertex Energy, Inc.*	852	7,003
Westmoreland Coal Co.*	170	7,325
Whiting Petroleum Corp.(a)*	326	28,848
Williams Cos., Inc./The(a)	9,200	520,996
		2,656,138
Paper & Forest Products - 0.0%†
Domtar Corp.	690	24,785

Personal Products - 0.0%†
Herbalife Ltd.(e)	100	5,240

	SHARES	VALUE
Personal Products (continued)
IGI Laboratories, Inc.*	1,100	$5,797
		11,037
Pharmaceuticals - 2.1%
AbbVie, Inc.	1,200	62,808
Actavis plc*	331	70,920
Allergan, Inc.(a)	3,331	552,480
AstraZeneca plc (ADR)(a)	1,821	132,551
Dr Reddy’s Laboratories Ltd. (ADR)(e)*	39	1,745
Eli Lilly & Co.	602	36,758
Jazz Pharmaceuticals plc*	310	43,316
Johnson & Johnson	1,238	123,911
Merck & Co., Inc.	853	48,399
Mylan, Inc./PA*	299	14,762
Novartis AG (ADR)(e)	565	49,121
POZEN, Inc.*	455	3,294
Salix Pharmaceuticals Ltd.(e)*	369	48,675
Supernus Pharmaceuticals, Inc.*	4,716	40,841
Teva Pharmaceutical Industries Ltd. (ADR)	911	48,738
		1,278,319
Professional Services - 0.7%
Equifax, Inc.(e)	258	19,631
FTI Consulting, Inc.(e)*	21	776
Manpowergroup, Inc.	1,124	87,548
Nielsen N.V.(a)	6,023	277,721
Towers Watson & Co., Class A	227	23,159
TrueBlue, Inc.*	515	13,900
		422,735
Real Estate Investment Trusts (REITs) - 0.8%
Ashford Hospitality Trust, Inc.	1,718	19,774
Cherry Hill Mortgage Investment Corp.	1,286	25,373
CommonWealth REIT	258	6,930
CyrusOne, Inc.	463	11,506
Geo Group, Inc./The	7,386	254,152
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,683	23,074
New Residential Investment Corp.	2,762	16,517
Newcastle Investment Corp.	15,996	71,502

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Real Estate Investment Trusts (REITs) (continued)
RAIT Financial Trust	5,215	$40,155
		468,983
Real Estate Management & Development - 0.4%
Brookfield Asset Management, Inc., Class A	414	18,485
CBRE Group, Inc., Class A(a)*	8,170	251,963
		270,448
Road & Rail - 2.1%
Heartland Express, Inc.	1,603	35,988
Hertz Global Holdings, Inc.(a)*	15,133	427,053
JB Hunt Transport Services, Inc.(a)	498	38,476
Kansas City Southern	319	34,790
Norfolk Southern Corp.	400	40,664
Quality Distribution, Inc.*	13,892	185,458
Roadrunner Transportation Systems, Inc.*	522	13,123
Swift Transportation Co.*	1,100	22,495
Union Pacific Corp.(a)	4,739	465,891
		1,263,938
Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	1,402	45,874
Analog Devices, Inc.	974	48,340
Atmel Corp.*	1,436	11,775
Avago Technologies Ltd.(a)	1,911	132,585
Broadcom Corp., Class A	2,520	96,415
Cavium, Inc.(e)*	668	31,162
First Solar, Inc.*	686	43,294
Freescale Semiconductor Ltd.(e)*	4,100	82,082
Himax Technologies, Inc. (ADR)	845	5,404
Integrated Device Technology, Inc.*	1,415	20,319
Intel Corp.	3,500	118,615
Linear Technology Corp.	760	33,543
Marvell Technology Group Ltd.	4,947	65,993
Mattson Technology, Inc.*	2,269	4,652
Micron Technology, Inc.*	500	15,275
NXP Semiconductor N.V.(a)*	8,818	549,802
Power Integrations, Inc.	12	646
Silicon Laboratories, Inc.*	173	7,046
Skyworks Solutions, Inc.	1,457	73,957
SunEdison, Inc.(e)*	753	15,060

	SHARES	VALUE
Semiconductors & Semiconductor Equipment (continued)
Synaptics, Inc.*	593	$42,832
Texas Instruments, Inc.	1,044	48,285
Ultra Clean Holdings, Inc.*	778	6,745
Xcerra Corp.*	1,514	14,156
Xilinx, Inc.	103	4,236
		1,518,093
Software - 1.5%
Adobe Systems, Inc.(a)*	3,403	235,181
ANSYS, Inc.*	368	28,314
Aspen Technology, Inc.*	274	11,903
Autodesk, Inc.*	718	38,305
Check Point Software Technologies Ltd.*	342	23,212
Citrix Systems, Inc.*	722	48,901
CommVault Systems, Inc.*	412	19,784
Electronic Arts, Inc.*	600	20,160
ePlus, Inc.*	577	31,556
FactSet Research Systems, Inc.	132	15,857
Fair Isaac Corp.	131	7,487
Fortinet, Inc.*	413	10,139
Informatica Corp.*	840	26,645
Microsoft Corp.	2,000	86,320
Monitise plc*	4,830	3,714
Net 1 UEPS Technologies, Inc.*	3,233	34,431
NetSuite, Inc.*	33	2,782
Oracle Corp.	1,866	75,368
Qlik Technologies, Inc.(e)*	1,161	30,720
ServiceNow, Inc.(e)*	1,000	58,800
Synchronoss Technologies, Inc.*	424	17,134
Synopsys, Inc.*	389	14,693
TeleCommunication Systems, Inc., Class A*	4,574	14,408
TiVo, Inc.*	982	13,218
Vringo, Inc.*	7,430	24,222
		893,254
Specialty Retail - 4.3%
Abercrombie & Fitch Co., Class A	613	24,115
Advance Auto Parts, Inc.	2,095	253,725
Asbury Automotive Group, Inc.*	2	135
Best Buy Co., Inc.(e)	700	20,811
Cabela’s, Inc.*	666	38,868

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Specialty Retail (continued)
Conn’s, Inc.*	752	$30,080
CST Brands, Inc.(a)	5,035	168,320
Dick’s Sporting Goods, Inc.	1,145	48,697
DSW, Inc., Class A	1,151	30,605
Five Below, Inc.*	427	15,637
Foot Locker, Inc.	4,200	199,626
Home Depot, Inc./The(a)	3,860	312,081
L Brands, Inc.(e)	849	49,217
Lumber Liquidators Holdings, Inc.(e)*	789	42,780
Men’s Wearhouse, Inc./The	487	24,506
O’Reilly Automotive, Inc.*	327	49,050
Penske Automotive Group, Inc.	296	13,749
Pep Boys-Manny Moe & Jack/The*	14,444	152,817
PetSmart, Inc.	5,749	391,737
Pier 1 Imports, Inc.	3,829	57,665
Rent-A-Center, Inc./TX	3,635	87,022
Select Comfort Corp.*	582	11,756
Signet Jewelers Ltd.(a)	2,275	231,572
Tiffany & Co.(a)	2,400	234,264
TJX Cos., Inc./The	931	49,613
Tractor Supply Co.	69	4,290
TravelCenters of America LLC*	2,811	25,271
Ulta Salon Cosmetics & Fragrance, Inc.*	531	49,027
Williams-Sonoma, Inc.	263	17,639
		2,634,675
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	931	88,976
Electronics For Imaging, Inc.*	27	1,190
EMC Corp.	13	381
Hewlett-Packard Co.	800	28,488
Quantum Corp.*	19,044	23,805
SanDisk Corp.	123	11,280
Seagate Technology plc	400	23,440
Super Micro Computer, Inc.*	291	7,615
Western Digital Corp.(a)	748	74,673
		259,848
Textiles, Apparel & Luxury Goods - 1.5%
Carter’s, Inc.	160	12,250
Cie Financiere Richemont S.A.	2,109	200,706

	SHARES		VALUE
Textiles, Apparel & Luxury Goods (continued)
Coach, Inc.	1,437		$49,663
Hanesbrands, Inc.	355		34,687
Hermes International	198		68,403
Iconix Brand Group, Inc.(e)*	358		15,118
NIKE, Inc., Class B	5,300		408,789
PVH Corp.	441		48,589
Ralph Lauren Corp.	189		29,457
VF Corp.	510		31,248
			898,910
Thrifts & Mortgage Finance - 0.3%
Federal Agricultural Mortgage Corp., Class C	598		17,432
Federal Home Loan Mortgage Corp.(a)*	5,114		21,325
Federal National Mortgage Association(a)*	4,948		20,732
Meta Financial Group, Inc.	107		3,937
MGIC Investment Corp.*	4,240		31,334
Nationstar Mortgage Holdings, Inc.*	157		4,790
Ocwen Financial Corp.*	747		22,537
Radian Group, Inc.	433		5,482
Stonegate Mortgage Corp.*	2,117		27,246
			154,815
Trading Companies & Distributors - 0.2%
AerCap Holdings N.V.*	1,161		50,655
Fly Leasing Ltd. (ADR)	1,030		15,388
MRC Global, Inc.*	479		12,852
Titan Machinery, Inc.*	370		5,424
United Rentals, Inc.*	113		11,967
Veritiv Corp.*	—	#	8
WESCO International, Inc.*	396		31,082
WW Grainger, Inc.	95		22,339
			149,715
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	3,991		37,595
BBA Aviation plc	5,421		29,031
			66,626
Water Utilities - 0.0%†
American Water Works Co., Inc.	400		19,108

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Wireless Telecommunication Services - 0.3%
Mobile Telesystems OJSC (ADR)	1,328	$23,811
SK Telecom Co., Ltd. (ADR)	247	6,993
Telephone & Data Systems, Inc.	320	8,000
Tim Participacoes S.A. (ADR)(a)	2,566	68,307
T-Mobile U.S., Inc.(a)*	1,128	37,156
Vodafone Group plc (ADR)	1,455	48,335
		192,602
TOTAL COMMON STOCKS (cost $55,609,540)		56,194,772

PREFERRED STOCKS - 0.4%
Consumer Finance - 0.4%
GMAC Capital Trust I 8.13% (c)*	8,610	234,020

TOTAL PREFERRED STOCKS (cost $235,914)		234,020

EXCHANGE TRADED FUNDS - 0.0%†
Market Vectors Gold Miners ETF	488	12,634

TOTAL EXCHANGE TRADED FUNDS (cost $11,965)		12,634

MUTUAL FUNDS - 0.1%
Eaton Vance Municipal Income Term Trust	440	7,339
New America High Income Fund, Inc./The	2,985	28,835
TOTAL MUTUAL FUNDS (cost $36,092)		36,174

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS - 6.4%
Automobiles - 0.2%
General Motors Co. 6.25%, 10/2/2043	$78,000	$88,725

Chemicals - 0.5%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 2/1/2018	123,000	126,998
9.00%, 11/15/2020	187,000	184,195
		311,193
Communications Equipment - 0.3%
Avaya, Inc. 10.50%, 3/1/2021(b)	234,000	207,675

Diversified Telecommunication Services - 0.7%
Altice Finco S.A. 8.13%, 1/15/2024(b)	140,000	149,567
Ono Finance II plc 10.88%, 7/15/2019(b)	19,000	20,830
Telecom Italia S.p.A. 5.30%, 5/30/2024(b)	149,000	145,151
Wind Acquisition Finance S.A. 4.75%, 7/15/2020(b)	76,000	75,810
		391,358
Electric Utilities - 0.1%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, 12/1/2020(d)	519,000	51,900

Energy Equipment & Services - 0.2%
Hercules Offshore, Inc. 10.25%, 4/1/2019(b)	124,000	135,160

Gas Utilities - 0.3%
Midcontinent Express Pipeline LLC 6.70%, 9/15/2019(b)	149,000	170,856

Health Care Providers & Services - 0.9%
Gentiva Health Services, Inc. 11.50%, 9/1/2018	239,000	255,133
inVentiv Health, Inc. 11.00%, 8/15/2018(b)	338,000	309,270
		564,403

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp.
5.38%, 1/15/2023	$35,000	$35,262
5.75%, 1/15/2025	105,000	105,788
		141,050
Metals & Mining - 0.1%
AuRico Gold, Inc. 7.75%, 4/1/2020(b)	68,000	69,720

Oil, Gas & Consumable Fuels - 0.6%
Cimarex Energy Co. 4.38%, 6/1/2024	46,000	47,265
Whiting Petroleum Corp.
5.00%, 3/15/2019	73,000	76,832
5.75%, 3/15/2021	118,000	129,800
Williams Cos., Inc./The 7.75%, 6/15/2031	95,000	112,595
		366,492
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc. 7.75%, 8/1/2020	433,000	451,402

Software - 0.7%
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC 9.25%, 1/15/2018(b)	386,000	397,580

Specialty Retail - 0.6%
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/2019 PIK (b)	383,000	373,425

Trading Companies & Distributors - 0.3%
HD Supply, Inc. 11.50%, 7/15/2020	150,000	175,125

TOTAL CORPORATE BONDS (cost $3,970,922)		3,896,064

MUNICIPAL BONDS - 1.3%
Alabama - 0.0%†
University North Alabama, General Fee 3.50%, 11/1/2029	25,000	24,557

	PRINCIPAL AMOUNT	VALUE
Arkansas - 0.0%†
University of Central Arkansas, Student Fee Revenue, Capital Improvement, Lewis Science Control Project 4.00%, 9/1/2040	$5,000	$4,986

California - 0.4%
City of Palm Springs, Financing Authority Lease, Convention Control Project 3.63%, 11/1/2033	65,000	62,522
San Francisco Bay Area, Toll Bridge Revenue Bond 1.50%, 4/1/2047(c)	10,000	10,099
San Francisco Bay Area, Toll Bridge Revenue Bond 5.00%, 4/1/2054	75,000	82,062
Successor Agency to the Norco Community, Tax Allocation, Redevelopment Project Area No. One 3.25%, 3/1/2028	60,000	58,222
		212,905
Colorado - 0.0%†
The City of Longmont 3.00%, 12/1/2025	25,000	24,890

Georgia - 0.1%
Habersham County, Hospital Authority Project 4.00%, 2/1/2044	35,000	34,522

Massachusetts - 0.1%
Springfield Water & Sewer Commission 3.00%, 7/15/2026	75,000	74,435

Michigan - 0.1%
County of Calhoun, Limited Tax 3.63%, 4/1/2036	35,000	33,471
Eastern Michigan University, Revenue Refunding 4.00%, 2/15/2029	45,000	44,792
Western Michigan University 4.00%, 11/15/2035	5,000	4,976
		83,239
Missouri - 0.1%
Health & Education Facilities Authority, Washington University 4.07%, 10/15/2044	25,000	25,054

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
New York - 0.1%
City of New York, Transitional Financial Authority, Future Tax Subordinate 4.00%, 8/1/2039	$65,000	$65,347
City of Niagara Falls, School District 3.63%, 9/15/2030	10,000	9,954
		75,301
North Carolina - 0.1%
City of Wilmington 4.00%, 6/1/2030	35,000	36,625
Winston-Salem State University, Student Housing Project 4.00%, 6/1/2028	20,000	19,893
		56,518
Ohio - 0.2%
Brunswick City School District 3.50%, 12/1/2028	60,000	58,827
Cloverleaf Local School District 3.50%, 3/1/2032	40,000	38,289
		97,116
Oklahoma - 0.0%†
City of Stillwater Utilities Authority, Utility System & Sales Tax 3.00%, 10/1/2027	5,000	4,857

Texas - 0.1%
Coppell Independent School District, School Building 3.75%, 8/15/2044	60,000	57,542

TOTAL MUNICIPAL BONDS (cost $771,322)		775,922

	NO. OF RIGHTS
RIGHTS - 0.0%†
Sanofi, expiring 12/31/20 at $1.00	12,491.00	5,621
TOTAL RIGHTS (cost $6,388)		5,621
	CONTRACTS
PURCHASED OPTIONS - 0.2%
Call Options Purchased - 0.1%
Callaway Golf Co.,
8/16/2014 @ 10*	72	1,440
11/22/2014 @ 10*	27	135
	CONTRACTS	VALUE
Call Options Purchased (continued)
Chicago Board Options Exchange SPX Volatility Index, 8/20/2014 @ 20*	88	$5,104
Dow Chemicals Co./The, 9/20/2014 @ 55*	7	231
EI du Pont de Nemours & Co., 10/18/2014 @ 65*	21	2,940
Ford Motor Co., 9/20/2014 @ 18*	100	1,800
Iron Mountain, Inc., 1/17/2015 @ 27.5*	34	20,060
Rio Tinto plc, 9/20/2014 @ 60*	19	1,824
SPDR S&P 500 ETF Trust,
1/17/2015 @ 186*	25	30,800
6/30/2015 @ 225*	73	5,183
Tiffany & Co., 9/20/2014 @ 110*	13	520
Vale S.A., 9/20/2014 @ 15*	23	828
Xilinx, Inc., 9/20/2014 @ 44*	58	1,740
		72,605
Put Options Purchased - 0.1%
Allergan, Inc., 10/18/2014 @ 140*	13	2,730
Boeing Co./The, 8/1/2014 @ 120	14	602
hhgregg, Inc.,
8/16/2014 @ 7*	9	270
1/17/2015 @ 8*	8	1,280
iShares Russell 2000 ETF, 8/16/2014 @ 109*	220	25,960
Moody’s Corp., 8/16/2014 @ 82.5*	23	460
Newfield Exploration Co., 8/16/2014 @ 40*	32	2,080
Schlumberger Ltd., 8/1/2014 @ 110*	14	1,820
SPDR S&P 500 ETF Trust, 1/17/2015 @ 186*	25	13,475
Tiffany & Co., 9/20/2014 @ 97.5*	10	3,700
		52,377
TOTAL PURCHASED OPTIONS (premiums paid $119,366)		124,982
TOTAL INVESTMENT IN SECURITIES (cost $60,761,510)		61,280,189
SECURITIES SOLD SHORT	SHARES
COMMON STOCKS - (40.4%)
Aerospace & Defense - (0.9%)
Aerovironment, Inc.*	(2)	(63)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Aerospace & Defense (continued)
B/E Aerospace, Inc.*	(200)	$(17,028)
Boeing Co./The	(2,897)	(349,031)
DigitalGlobe, Inc.*	(394)	(10,303)
L-3 Communications Holdings, Inc.	(119)	(12,490)
Raytheon Co.	(539)	(48,925)
Rockwell Collins, Inc.	(1,162)	(85,140)
Spirit AeroSystems Holdings, Inc., Class A*	(787)	(25,633)
Textron, Inc.	(269)	(9,783)
TransDigm Group, Inc.	(122)	(20,486)
		(578,882)
Air Freight & Logistics - (0.2%)
CH Robinson Worldwide, Inc.	(729)	(49,178)
Expeditors International of Washington, Inc.	(94)	(4,059)
United Parcel Service, Inc., Class B	(527)	(51,167)
		(104,404)
Auto Components - (0.2%)
Federal-Mogul Holdings Corp.*	(615)	(9,803)
Johnson Controls, Inc.	(1,367)	(64,577)
Tenneco, Inc.*	(473)	(30,130)
		(104,510)
Automobiles - (0.6%)
Harley-Davidson, Inc.	(5,846)	(361,400)

Banks - (2.1%)
Banco Bradesco S.A. (ADR)	(3,015)	(46,069)
Banco Macro S.A. (ADR)	(184)	(7,787)
Bank of America Corp.	(1,965)	(29,966)
Bank of Ireland (ADR)*	(198)	(2,818)
Bank of Montreal	(169)	(12,602)
Bank of the Ozarks, Inc.	(408)	(12,554)
Barclays plc (ADR)	(1,025)	(15,560)
BB&T Corp.	(1,109)	(41,055)
Citigroup, Inc.	(128)	(6,260)
First Republic Bank/CA	(5,000)	(233,600)
Grupo Financiero Galicia S.A. (ADR)	(195)	(3,143)
HDFC Bank Ltd. (ADR)	(764)	(36,214)
Itau Unibanco Holding S.A. (ADR)	(689)	(10,611)
JPMorgan Chase & Co.	(542)	(31,257)
	SHARES	VALUE
Banks (continued)
M&T Bank Corp.	(56)	$(6,804)
PNC Financial Services Group, Inc./The	(3,500)	(288,960)
Regions Financial Corp.	(2,612)	(26,486)
Royal Bank of Canada	(310)	(22,881)
Toronto-Dominion Bank./The	(339)	(17,713)
ViewPoint Financial Group, Inc.	(199)	(5,003)
Wells Fargo & Co.	(7,600)	(386,840)
Westamerica Bancorp	(890)	(42,560)
		(1,286,743)
Beverages - (0.5%)
Boston Beer Co., Inc./The, Class A*	(79)	(17,411)
Brown-Forman Corp., Class B	(300)	(25,995)
Coca-Cola Co./The	(1,861)	(73,119)
Crimson Wine Group Ltd.*	(915)	(8,601)
Diageo plc (ADR)	(106)	(12,743)
Dr Pepper Snapple Group, Inc.	(809)	(47,537)
Monster Beverage Corp.*	(881)	(56,349)
PepsiCo, Inc.	(378)	(33,302)
		(275,057)
Biotechnology - (0.7%)
Acorda Therapeutics, Inc.*	(130)	(3,805)
Alkermes plc*	(86)	(3,677)
Celgene Corp.*	(456)	(39,741)
Cepheid*	(1,171)	(44,077)
Gilead Sciences, Inc.*	(533)	(48,796)
Incyte Corp.*	(986)	(46,904)
Isis Pharmaceuticals, Inc.*	(1,374)	(42,580)
Medivation, Inc.*	(573)	(42,534)
Pharmacyclics, Inc.*	(405)	(48,778)
Regeneron Pharmaceuticals, Inc.*	(155)	(49,014)
Seattle Genetics, Inc.*	(916)	(32,243)
Synageva BioPharma Corp.*	(123)	(8,415)
		(410,564)
Building Products - (0.4%)
Armstrong World Industries, Inc.*	(300)	(14,604)
Fortune Brands Home & Security, Inc.	(4,400)	(166,276)
Owens Corning	(749)	(25,504)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Building Products (continued)
USG Corp.*	(1,165)	$(30,814)
		(237,198)
Capital Markets - (1.6%)
Ameriprise Financial, Inc.	(87)	(10,405)
Bank of New York Mellon Corp./The	(477)	(18,622)
Charles Schwab Corp./The	(989)	(27,445)
Cohen & Steers, Inc.	(297)	(12,329)
Credit Suisse Group AG (ADR)*	(112)	(3,035)
E*TRADE Financial Corp.*	(5,300)	(111,406)
Federated Investors, Inc., Class B	(431)	(12,163)
FXCM, Inc., Class A	(835)	(11,373)
Goldman Sachs Group, Inc./The	(1,984)	(342,974)
Greenhill & Co., Inc.	(510)	(23,343)
Legg Mason, Inc.	(140)	(6,643)
Morgan Stanley	(5,686)	(183,885)
Piper Jaffray Cos.*	(306)	(15,790)
State Street Corp.	(375)	(26,415)
TD Ameritrade Holding Corp.	(4,837)	(155,364)
UBS AG*	(1,043)	(17,908)
		(979,100)
Chemicals - (1.1%)
Agrium, Inc.	(120)	(10,930)
Axiall Corp.	(660)	(28,268)
Dow Chemicals Co./The	(550)	(28,088)
Ecolab, Inc.	(100)	(10,853)
FMC Corp.	(400)	(26,088)
Huntsman Corp.	(4,700)	(122,435)
Methanex Corp.	(740)	(48,152)
Olin Corp.	(1,019)	(27,075)
Potash Corp of Saskatchewan, Inc.	(884)	(31,373)
Scotts Miracle-Gro Co./The, Class A	(51)	(2,713)
Sigma-Aldrich Corp.	(964)	(96,805)
Sociedad Quimica y Minera de Chile S.A. (ADR)	(313)	(8,679)
W.R. Grace & Co.*	(200)	(18,200)
Westlake Chemical Corp.	(2,300)	(200,997)
		(660,656)
Commercial Services & Supplies - (0.1%)
Brink’s Co./The	(118)	(3,167)
Cintas Corp.	(295)	(18,467)
	SHARES	VALUE
Commercial Services & Supplies (continued)
Iron Mountain, Inc.	(1,275)	$(42,725)
Ritchie Bros Auctioneers, Inc.	(476)	(11,529)
Stericycle, Inc.*	(100)	(11,765)
		(87,653)
Communications Equipment - (0.3%)
ADTRAN, Inc.	(391)	(8,696)
Aruba Networks, Inc.*	(999)	(17,842)
Ciena Corp.*	(244)	(4,765)
Cisco Systems, Inc.	(1,944)	(49,047)
Finisar Corp.*	(1,433)	(28,273)
InterDigital, Inc.	(89)	(3,924)
JDS Uniphase Corp.*	(173)	(2,054)
Motorola Solutions, Inc.	(200)	(12,736)
QUALCOMM, Inc.	(527)	(38,840)
Telefonaktiebolaget LM Ericsson (ADR)	(924)	(11,485)
		(177,662)
Construction & Engineering - (0.4%)
AECOM Technology Corp.*	(291)	(9,879)
Fluor Corp.	(3,000)	(218,610)
		(228,489)
Construction Materials - (0.1%)
Cemex SAB de CV (ADR)*	(3,212)	(40,343)
Martin Marietta Materials, Inc.	(66)	(8,199)
Vulcan Materials Co.	(200)	(12,626)
		(61,168)
Consumer Finance - (0.3%)
American Express Co.	(2,000)	(176,000)
SLM Corp.	(1,164)	(10,313)
		(186,313)
Containers & Packaging - (0.2%)
Ball Corp.	(739)	(45,271)
Bemis Co., Inc.	(184)	(7,178)
Crown Holdings, Inc.*	(200)	(9,310)
MeadWestvaco Corp.	(374)	(15,633)
Rock Tenn Co., Class A	(2)	(199)
Sonoco Products Co.	(803)	(31,430)
		(109,021)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Diversified Consumer Services - (0.1%)
Apollo Education Group, Inc., Class A*	(1,143)	$(31,924)
Education Management Corp.*	(200)	(258)
		(32,182)
Diversified Financial Services - (1.2%)
Berkshire Hathaway, Inc., Class B*	(87)	(10,912)
CME Group, Inc.	(657)	(48,579)
ING Groep N.V. (ADR)*	(1)	(13)
Intercontinental Exchange, Inc.	(100)	(19,222)
Moody’s Corp.	(2,991)	(260,217)
NASDAQ OMX Group, Inc./The	(8,465)	(357,138)
PHH Corp.*	(465)	(10,858)
		(706,939)
Diversified Telecommunication Services - (0.3%)
8x8, Inc.*	(2,725)	(22,018)
AT&T, Inc.	(809)	(28,792)
CenturyLink, Inc.	(1,253)	(49,168)
China Unicom Hong Kong Ltd. (ADR)	(266)	(4,620)
inContact, Inc.*	(930)	(7,431)
Verizon Communications, Inc.	(1,841)	(92,823)
		(204,852)
Electric Utilities - (1.4%)
Cia Paranaense de Energia (ADR)	(84)	(1,305)
CPFL Energia S.A. (ADR)	(230)	(4,032)
Entergy Corp.	(5,200)	(378,716)
ITC Holdings Corp.	(1,300)	(46,930)
Portland General Electric Co.	(114)	(3,640)
Southern Co./The	(9,676)	(418,874)
		(853,497)
Electrical Equipment - (0.3%)
ABB Ltd. (ADR)*	(1,255)	(28,865)
Acuity Brands, Inc.	(500)	(53,635)
Babcock & Wilcox Co./The	(134)	(4,160)
GrafTech International Ltd.*	(2,202)	(18,497)
Polypore International, Inc.*	(311)	(13,404)
Rockwell Automation, Inc.	(123)	(13,734)
Sensata Technologies Holding N.V.*	(571)	(26,403)
		(158,698)
	SHARES	VALUE
Electronic Equipment, Instruments & Components - (0.2%)
Agilysys, Inc.*	(800)	$(10,520)
Cognex Corp.*	(491)	(20,121)
Corning, Inc.	(2,239)	(43,996)
Dolby Laboratories, Inc., Class A*	(268)	(11,964)
IPG Photonics Corp.*	(78)	(5,253)
Itron, Inc.*	(190)	(6,836)
Trimble Navigation Ltd.*	(200)	(6,180)
Universal Display Corp.*	(471)	(14,441)
		(119,311)
Energy Equipment & Services - (0.7%)
Cameron International Corp.*	(187)	(13,260)
Ensco plc, Class A	(185)	(9,370)
Halliburton Co.	(706)	(48,707)
Helmerich & Payne, Inc.	(57)	(6,057)
Hornbeck Offshore Services, Inc.*	(14)	(612)
National Oilwell Varco, Inc.	(611)	(49,515)
RPC, Inc.	(240)	(5,400)
Seadrill Ltd.	(1,313)	(47,609)
Superior Energy Services, Inc.	(381)	(12,802)
Transocean Ltd.	(1,211)	(48,852)
Weatherford International plc*	(8,078)	(180,705)
		(422,889)
Food & Staples Retailing - (0.4%)
Costco Wholesale Corp.	(675)	(79,339)
CVS Caremark Corp.	(642)	(49,023)
Fairway Group Holdings Corp.*	(366)	(2,152)
Natural Grocers by Vitamin Cottage, Inc.*	(490)	(11,113)
PriceSmart, Inc.	(246)	(20,246)
United Natural Foods, Inc.*	(126)	(7,386)
Wal-Mart Stores, Inc.	(658)	(48,416)
Whole Foods Market, Inc.(e)	(322)	(12,307)
		(229,982)
Food Products - (1.0%)
Alico, Inc.	(228)	(8,415)
Annie’s, Inc.*	(276)	(8,054)
BRF S.A. (ADR)	(850)	(20,825)
Campbell Soup Co.	(742)	(30,860)
ConAgra Foods, Inc.	(1,608)	(48,449)
Diamond Foods, Inc.*	(120)	(3,223)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Food Products (continued)
Flowers Foods, Inc.	(532)	$(10,156)
Hershey Co./The	(200)	(17,630)
Hormel Foods Corp.	(500)	(22,630)
Ingredion, Inc.	(291)	(21,426)
Keurig Green Mountain, Inc.	(343)	(40,913)
Kraft Foods Group, Inc.	(3,900)	(208,982)
Lancaster Colony Corp.	(89)	(7,774)
McCormick & Co., Inc./MD	(1,656)	(108,932)
Sanderson Farms, Inc.	(148)	(13,481)
Tootsie Roll Industries, Inc.	(952)	(25,066)
		(596,816)
Gas Utilities - (0.0%)†
AGL Resources, Inc.	(111)	(5,732)
New Jersey Resources Corp.	(38)	(1,941)
		(7,673)
Health Care Equipment & Supplies - (0.8%)
ABIOMED, Inc.*	(73)	(1,869)
Alere, Inc.*	(526)	(21,040)
AtriCure, Inc.*	(491)	(8,087)
Baxter International, Inc.	(404)	(30,175)
Cardiovascular Systems, Inc.*	(292)	(7,884)
CareFusion Corp.*	(492)	(21,545)
Cooper Cos., Inc./The	(306)	(49,229)
DENTSPLY International, Inc.	(220)	(10,212)
DexCom, Inc.*	(818)	(30,822)
Endologix, Inc.*	(653)	(9,240)
Haemonetics Corp.*	(311)	(11,062)
HeartWare International, Inc.*	(21)	(1,769)
Hill-Rom Holdings, Inc.	(816)	(32,150)
Hologic, Inc.*	(1,808)	(47,135)
IDEXX Laboratories, Inc.*	(169)	(21,037)
Insulet Corp.*	(385)	(13,606)
Integra LifeSciences Holdings Corp.*	(178)	(8,441)
Intuitive Surgical, Inc.*	(155)	(70,920)
Merit Medical Systems, Inc.*	(563)	(7,229)
Novadaq Technologies, Inc.*	(552)	(8,468)
ResMed, Inc.	(718)	(37,149)
Sirona Dental Systems, Inc.*	(227)	(18,205)
Varian Medical Systems, Inc.*	(249)	(20,455)
		(487,729)
	SHARES	VALUE
Health Care Providers & Services - (0.5%)
Aetna, Inc.	(374)	$(28,996)
Amedisys, Inc.*	(416)	(8,395)
AmerisourceBergen Corp.	(422)	(32,456)
Cigna Corp.(e)	(528)	(47,541)
Community Health Systems, Inc.*	(1,006)	(47,986)
Health Net, Inc./CA*	(420)	(17,300)
Landauer, Inc.	(124)	(5,351)
Molina Healthcare, Inc.*	(154)	(6,291)
Patterson Cos., Inc.	(230)	(8,972)
Quest Diagnostics, Inc.	(299)	(18,269)
Select Medical Holdings Corp.	(541)	(8,407)
Tenet Healthcare Corp.*	(925)	(48,812)
UnitedHealth Group, Inc.	(25)	(2,026)
WellPoint, Inc.	(380)	(41,728)
		(322,530)
Health Care Technology - (0.2%)
Allscripts Healthcare Solutions, Inc.*	(693)	(11,033)
athenahealth, Inc.*	(438)	(54,487)
Cerner Corp.*	(1,076)	(59,395)
HMS Holdings Corp.*	(456)	(8,395)
		(133,310)
Hotels, Restaurants & Leisure - (0.6%)
Boyd Gaming Corp.*	(502)	(5,522)
Buffalo Wild Wings, Inc.*	(217)	(31,534)
Cheesecake Factory, Inc./The	(127)	(5,446)
Chipotle Mexican Grill, Inc.*	(52)	(34,970)
Dunkin’ Brands Group, Inc.	(400)	(17,144)
Jamba, Inc.*	(129)	(1,538)
Las Vegas Sands Corp.	(668)	(49,332)
Marcus Corp./The	(830)	(14,666)
Marriott International, Inc./DE, Class A	(1,264)	(81,794)
Melco Crown Entertainment Ltd. (ADR)	(1,467)	(48,704)
Starbucks Corp.	(100)	(7,768)
Texas Roadhouse, Inc.	(364)	(9,056)
Wendy’s Co./The	(1,409)	(11,483)
Wynn Resorts Ltd.	(270)	(57,564)
Zoe’s Kitchen, Inc.*	(380)	(11,024)
		(387,545)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Household Durables - (0.3%)
Cavco Industries, Inc.*	(77)	$(5,497)
Garmin Ltd.	(918)	(50,527)
Meritage Homes Corp.*	(85)	(3,256)
Mohawk Industries, Inc.*	(191)	(23,831)
Newell Rubbermaid, Inc.	(451)	(14,648)
Sony Corp. (ADR)	(673)	(12,403)
Toll Brothers, Inc.*	(700)	(22,883)
Tupperware Brands Corp.	(343)	(24,964)
Whirlpool Corp.	(73)	(10,413)
		(168,422)
Household Products - (0.1%)
Colgate-Palmolive Co.	(600)	(38,040)
WD-40 Co.	(394)	(26,303)
		(64,343)
Independent Power and Renewable Electricity Producers - (0.0%)†
Calpine Corp.*	(848)	(18,690)
Dynegy, Inc.*	(2)	(53)
		(18,743)
Industrial Conglomerates - (0.2%)
Danaher Corp.	(200)	(14,776)
Raven Industries, Inc.	(551)	(15,356)
Roper Industries, Inc.	(600)	(86,442)
		(116,574)
Insurance - (1.5%)
AmTrust Financial Services, Inc.	(396)	(16,885)
Aon plc	(100)	(8,436)
Assured Guaranty Ltd.	(1,497)	(33,413)
Brown & Brown, Inc.	(459)	(14,128)
Citizens, Inc.*	(3,248)	(21,891)
Erie Indemnity Co., Class A	(240)	(17,573)
First American Financial Corp.	(376)	(10,205)
FNF Group*	(1,808)	(49,015)
Genworth Financial, Inc., Class A*	(1,118)	(14,646)
Lincoln National Corp.	(567)	(29,705)
Markel Corp.*	(100)	(63,211)
Marsh & McLennan Cos., Inc.	(1,360)	(69,047)
MBIA, Inc.*	(1,505)	(14,418)
Principal Financial Group, Inc.	(492)	(24,443)
RenaissanceRe Holdings Ltd.	(66)	(6,455)
	SHARES	VALUE
Insurance (continued)
RLI Corp.	(1,548)	$(66,162)
Torchmark Corp.	(299)	(15,769)
Travelers Cos., Inc./The	(4,644)	(415,917)
Willis Group Holdings plc	(700)	(28,525)
		(919,844)
Internet & Catalog Retail - (0.4%)
Amazon.com, Inc.*	(597)	(186,855)
Ctrip.com International Ltd. (ADR)*	(777)	(49,751)
Expedia, Inc.	(59)	(4,686)
Netflix, Inc.*	(39)	(16,486)
Shutterfly, Inc.*	(141)	(6,954)
		(264,732)
Internet Software & Services - (0.5%)
AOL, Inc.*	(741)	(28,566)
Bankrate, Inc.*	(465)	(7,840)
Constant Contact, Inc.*	(555)	(17,277)
Conversant, Inc.*	(497)	(11,615)
eBay, Inc.*	(924)	(48,787)
Everyday Health, Inc.*	(852)	(14,160)
j2 Global, Inc.	(127)	(6,213)
MercadoLibre, Inc.	(287)	(26,548)
NetEase, Inc. (ADR)	(253)	(21,262)
Sohu.com, Inc.*	(201)	(11,401)
VeriSign, Inc.*	(899)	(48,591)
WebMD Health Corp.*	(393)	(19,583)
Yahoo!, Inc.*	(1,366)	(48,916)
Zillow, Inc., Class A*	(115)	(16,506)
		(327,265)
IT Services - (0.7%)
Cardtronics, Inc.*	(42)	(1,620)
CoreLogic, Inc.*	(222)	(6,038)
Fiserv, Inc.*	(479)	(29,540)
Forrester Research, Inc.	(317)	(12,262)
Infosys Ltd. (ADR)	(898)	(49,228)
International Business Machines Corp.	(254)	(48,684)
MasterCard, Inc., Class A	(256)	(18,982)
Paychex, Inc.	(16)	(656)
Visa, Inc., Class A	(1,003)	(211,643)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
IT Services (continued)
Western Union Co./The	(1,040)	$(18,169)
		(396,822)
Leisure Products - (0.2%)
Black Diamond, Inc.*	(1,385)	(12,160)
Callaway Golf Co.	(9,320)	(70,832)
Mattel, Inc.	(281)	(9,955)
		(92,947)
Life Sciences Tools & Services - (0.2%)
Affymetrix, Inc.*	(1,833)	(15,764)
Illumina, Inc.*	(20)	(3,198)
PAREXEL International Corp.*	(158)	(8,462)
PerkinElmer, Inc.	(679)	(31,383)
Thermo Fisher Scientific, Inc.	(289)	(35,114)
Waters Corp.*	(359)	(37,135)
		(131,056)
Machinery - (2.6%)
AGCO Corp.	(1,013)	(49,343)
Barnes Group, Inc.	(552)	(18,906)
Briggs & Stratton Corp.	(1,453)	(26,633)
Caterpillar, Inc.	(730)	(73,547)
Colfax Corp.*	(274)	(17,254)
Deere & Co.	(2,185)	(185,965)
Donaldson Co., Inc.	(39)	(1,513)
Dover Corp.	(2,700)	(231,552)
Gorman-Rupp Co./The	(811)	(23,503)
ITT Corp.	(435)	(19,997)
Joy Global, Inc.	(2,453)	(145,365)
Manitowoc Co., Inc./The	(2,092)	(55,563)
Nordson Corp.	(80)	(6,014)
PACCAR, Inc.	(6,000)	(373,620)
Pentair plc	(1,400)	(89,698)
SPX Corp.	(230)	(22,800)
Stanley Black & Decker, Inc.	(535)	(46,786)
Sun Hydraulics Corp.	(731)	(26,667)
Titan International, Inc.	(1,509)	(22,514)
Toro Co./The	(190)	(11,273)
TriMas Corp.*	(663)	(21,004)
Trinity Industries, Inc.(e)	(1,093)	(47,699)
Valmont Industries, Inc.	(135)	(19,660)
voxeljet AG (ADR)*	(295)	(5,319)
	SHARES	VALUE
Machinery (continued)
Wabtec Corp.	(300)	$(24,204)
Woodward, Inc.	(212)	(10,591)
		(1,576,990)
Marine - (0.0%)†
Kirby Corp.*	(85)	(9,899)

Media - (2.2%)
Cablevision Systems Corp., Class A	(7,573)	(145,553)
Charter Communications, Inc., Class A*	(800)	(123,616)
Cinemark Holdings, Inc.	(267)	(8,757)
Comcast Corp., Class A	(896)	(48,142)
Discovery Communications, Inc., Class A*	(997)	(84,954)
DreamWorks Animation SKG, Inc., Class A*	(587)	(11,740)
Liberty Global plc, Class A*	(448)	(18,637)
Lions Gate Entertainment Corp.	(1,092)	(33,634)
Madison Square Garden Co./The, Class A*	(264)	(15,666)
Regal Entertainment Group, Class A	(503)	(9,788)
Scripps Networks Interactive, Inc., Class A	(3,900)	(321,399)
Sirius XM Holdings, Inc.*	(3,900)	(13,182)
Thomson Reuters Corp.	(344)	(13,007)
Twenty-First Century Fox, Inc., Class A	(1,382)	(43,782)
Walt Disney Co./The	(5,373)	(461,433)
		(1,353,290)
Metals & Mining - (1.0%)
Agnico Eagle Mines Ltd.	(1,226)	(45,595)
AngloGold Ashanti Ltd. (ADR)*	(70)	(1,203)
ArcelorMittal (NYRS)	(3,184)	(48,429)
Barrick Gold Corp.	(545)	(9,854)
BHP Billiton Ltd. (ADR)	(680)	(48,341)
BHP Billiton plc (ADR)	(315)	(21,470)
Freeport-McMoRan, Inc.	(62)	(2,308)
Goldcorp, Inc.	(324)	(8,878)
Nucor Corp.	(129)	(6,478)
Pan American Silver Corp.	(899)	(13,197)
Rio Tinto plc (ADR)	(5,057)	(289,716)
Royal Gold, Inc.	(177)	(13,376)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Metals & Mining (continued)
Stillwater Mining Co.*	(936)	$(16,754)
United States Steel Corp.	(925)	(30,978)
Vale S.A. (ADR)	(3,418)	(49,048)
		(605,625)
Multiline Retail - (0.5%)
Dillard’s, Inc., Class A	(116)	(13,829)
Kohl’s Corp.	(1,105)	(59,162)
Macy’s, Inc.	(2,800)	(161,812)
Nordstrom, Inc.	(142)	(9,831)
Sears Holdings Corp.*	(925)	(35,289)
Target Corp.	(649)	(38,674)
		(318,597)
Multi-Utilities - (0.8%)
CenterPoint Energy, Inc.	(780)	(18,970)
Consolidated Edison, Inc.	(456)	(25,577)
National Grid plc (ADR)	(197)	(14,143)
NiSource, Inc.	(4,187)	(157,766)
PG&E Corp.	(450)	(20,101)
Public Service Enterprise Group, Inc.	(1,109)	(39,004)
SCANA Corp.	(221)	(11,244)
Sempra Energy	(1,400)	(139,594)
Wisconsin Energy Corp.	(920)	(40,094)
		(466,493)
Oil, Gas & Consumable Fuels - (3.6%)
Apache Corp.	(3,984)	(408,997)
Bill Barrett Corp.*	(816)	(19,592)
Cabot Oil & Gas Corp.	(3,015)	(99,344)
Canadian Natural Resources Ltd.	(1,116)	(48,658)
Carrizo Oil & Gas, Inc.*	(664)	(40,776)
Cheniere Energy, Inc.*	(200)	(14,152)
Chevron Corp.	(299)	(38,643)
Cimarex Energy Co.	(27)	(3,754)
Clean Energy Fuels Corp.*	(3,657)	(36,424)
Comstock Resources, Inc.	(836)	(19,780)
Concho Resources, Inc.*	(1,500)	(211,200)
ConocoPhillips(e)	(590)	(48,675)
Continental Resources, Inc./OK*	(328)	(48,144)
Denbury Resources, Inc.	(514)	(8,712)
Ecopetrol S.A. (ADR)	(304)	(10,257)
Enbridge, Inc.	(649)	(31,788)
	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Encana Corp.	(1,109)	$(23,899)
EOG Resources, Inc.	(1,800)	(196,992)
EQT Corp.	(821)	(77,026)
Exxon Mobil Corp.	(385)	(38,092)
Golar LNG Ltd.	(1,234)	(76,027)
Goodrich Petroleum Corp.*	(279)	(5,374)
Hess Corp.	(193)	(19,103)
Kinder Morgan Management LLC*	(92)	(7,044)
Kinder Morgan, Inc.	(700)	(25,186)
Marathon Oil Corp.	(230)	(8,912)
Newfield Exploration Co.*	(1,111)	(44,773)
Oasis Petroleum, Inc.*	(870)	(46,502)
Petroleo Brasileiro S.A. (ADR)	(1,842)	(29,361)
Pioneer Natural Resources Co.	(1,100)	(243,606)
Ship Finance International Ltd.	(240)	(4,368)
Southwestern Energy Co.*	(1,300)	(52,754)
Spectra Energy Corp.	(2,562)	(104,837)
Statoil ASA (ADR)	(1,212)	(34,469)
Suncor Energy, Inc.	(1,191)	(48,914)
TransCanada Corp.	(363)	(18,212)
W&T Offshore, Inc.	(129)	(1,730)
Williams Cos., Inc./The	(246)	(13,931)
		(2,210,008)
Paper & Forest Products - (0.1%)
Deltic Timber Corp.	(592)	(36,171)
International Paper Co.	(1,026)	(48,735)
		(84,906)
Personal Products - (0.1%)
Estee Lauder Cos., Inc./The, Class A	(400)	(29,384)
Herbalife Ltd.	(706)	(36,995)
Inter Parfums, Inc.	(439)	(11,471)
		(77,850)
Pharmaceuticals - (0.4%)
GlaxoSmithKline plc (ADR)	(1,031)	(49,869)
Hospira, Inc.*	(733)	(40,660)
Medicines Co./The*	(745)	(17,411)
Novo Nordisk A/S (ADR)	(562)	(25,880)
Perrigo Co. plc	(323)	(48,595)
Pfizer, Inc.	(1,129)	(32,402)
Salix Pharmaceuticals Ltd.*	(100)	(13,191)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc.*	(38)	$(4,461)
		(232,469)
Professional Services - (0.1%)
Paylocity Holding Corp.*	(657)	(12,871)
Robert Half International, Inc.	(686)	(33,374)
Verisk Analytics, Inc., Class A*	(100)	(6,004)
		(52,249)
Real Estate Investment Trusts (REITs) - (0.3%)
AvalonBay Communities, Inc.	(157)	(23,249)
Equity One, Inc.	(1,045)	(24,265)
Essex Property Trust, Inc.	(148)	(28,056)
Federal Realty Investment Trust	(202)	(24,664)
Pennsylvania Real Estate Investment Trust	(1,005)	(19,326)
Post Properties, Inc.	(309)	(16,748)
Regency Centers Corp.	(832)	(45,227)
Taubman Centers, Inc.	(228)	(16,772)
		(198,307)
Real Estate Management & Development - (0.6%)
CBRE Group, Inc., Class A*	(7,287)	(224,731)
E-House China Holdings Ltd. (ADR)	(1,246)	(13,669)
Jones Lang LaSalle, Inc.	(700)	(86,590)
St. Joe Co./The*	(1,731)	(39,536)
		(364,526)
Road & Rail - (0.2%)
Avis Budget Group, Inc.*	(428)	(24,049)
Canadian Pacific Railway Ltd.	(121)	(22,984)
Celadon Group, Inc.	(1,824)	(38,742)
CSX Corp.	(1,102)	(32,972)
Ryder System, Inc.	(28)	(2,412)
		(121,159)
Semiconductors & Semiconductor Equipment - (1.2%)
Applied Materials, Inc.	(706)	(14,798)
ASML Holding N.V. (NYRS)	(525)	(49,434)
Avago Technologies Ltd.	(2,300)	(159,574)
Cirrus Logic, Inc.*	(1,136)	(25,480)
Cree, Inc.*	(609)	(28,763)
GT Advanced Technologies, Inc.*	(3,467)	(47,983)
Integrated Device Technology, Inc.*	(955)	(13,714)
	SHARES	VALUE
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.(e)	(1,455)	$(49,310)
JinkoSolar Holding Co., Ltd. (ADR)*	(438)	(10,845)
Lam Research Corp.	(560)	(39,200)
Linear Technology Corp.	(3,500)	(154,472)
Maxim Integrated Products, Inc.	(14)	(410)
Mellanox Technologies Ltd.*	(206)	(8,580)
Microchip Technology, Inc.	(1,003)	(45,155)
Micron Technology, Inc.*	(1,496)	(45,703)
NVIDIA Corp.	(1,201)	(21,017)
OmniVision Technologies, Inc.*	(204)	(4,570)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	(1,252)	(25,040)
Veeco Instruments, Inc.*	(381)	(13,225)
		(757,273)
Software - (0.9%)
Activision Blizzard, Inc.	(2,139)	(47,871)
Adobe Systems, Inc.*	(400)	(27,644)
Cadence Design Systems, Inc.*	(643)	(10,822)
Concur Technologies, Inc.*	(143)	(13,293)
Electronic Arts, Inc.*	(1,016)	(34,138)
Ellie Mae, Inc.*	(400)	(11,488)
Interactive Intelligence Group, Inc.*	(73)	(3,312)
Intuit, Inc.	(10)	(820)
Manhattan Associates, Inc.*	(406)	(11,920)
Microsoft Corp.	(23)	(993)
NetSuite, Inc.*	(361)	(30,436)
Nuance Communications, Inc.*	(1,992)	(36,215)
Red Hat, Inc.*	(371)	(21,562)
salesforce.com, inc.*	(446)	(24,195)
SAP SE (ADR)	(605)	(47,486)
SolarWinds, Inc.*	(429)	(17,649)
Splunk, Inc.*	(100)	(4,702)
Take-Two Interactive Software, Inc.*	(973)	(21,776)
TIBCO Software, Inc.*	(1,091)	(21,056)
VMware, Inc., Class A*	(491)	(48,786)
Workday, Inc., Class A*	(1,100)	(92,224)
		(528,388)
Specialty Retail - (1.9%)
Aeropostale, Inc.*	(1,365)	(4,532)
American Eagle Outfitters, Inc.	(616)	(6,567)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Specialty Retail (continued)
ANN, Inc.*	(346)	$(12,716)
Ascena Retail Group, Inc.*	(792)	(12,720)
AutoNation, Inc.*	(652)	(34,765)
Barnes & Noble, Inc.*	(226)	(4,705)
Bed Bath & Beyond, Inc.*	(781)	(49,429)
CarMax, Inc.*	(616)	(30,067)
Chico’s FAS, Inc.	(1,504)	(23,778)
Children’s Place, Inc./The	(297)	(14,909)
GameStop Corp., Class A	(853)	(35,800)
Gap, Inc./The	(4,990)	(200,149)
Guess?, Inc.	(424)	(11,028)
Home Depot, Inc./The	(338)	(27,327)
Lowe’s Cos., Inc.	(991)	(47,419)
Mattress Firm Holding Corp.*	(966)	(45,016)
O’Reilly Automotive, Inc.*	(500)	(75,000)
PetSmart, Inc.	(711)	(48,448)
Pier 1 Imports, Inc.	(780)	(11,747)
Rent-A-Center, Inc./TX	(359)	(8,594)
Restoration Hardware Holdings, Inc.*	(338)	(27,645)
Ross Stores, Inc.	(3,700)	(238,280)
Sally Beauty Holdings, Inc.*	(1,132)	(29,375)
Staples, Inc.	(3,733)	(43,265)
Tiffany & Co.	(498)	(48,610)
Tractor Supply Co.	(480)	(29,842)
Urban Outfitters, Inc.*	(1,386)	(49,522)
		(1,171,255)
Technology Hardware, Storage & Peripherals - (0.2%)
3D Systems Corp.*	(100)	(5,013)
BlackBerry Ltd.*	(1,094)	(10,207)
NetApp, Inc.	(264)	(10,254)
Nokia OYJ (ADR)	(4,153)	(32,933)
Seagate Technology plc(e)	(532)	(31,175)
Stratasys Ltd.*	(476)	(47,857)
		(137,439)
Textiles, Apparel & Luxury Goods - (0.8%)
Coach, Inc.(e)	(3,100)	(107,136)
Crocs, Inc.*	(678)	(10,760)
Deckers Outdoor Corp.*	(122)	(10,798)
Kate Spade & Co.*	(412)	(15,586)
	SHARES	VALUE
Textiles, Apparel & Luxury Goods (continued)
Lululemon Athletica, Inc.*	(1,048)	$(40,317)
Michael Kors Holdings Ltd.*	(100)	(8,148)
NIKE, Inc., Class B	(168)	(12,958)
PVH Corp.	(1,300)	(143,234)
Skechers U.S.A., Inc., Class A*	(620)	(32,345)
Under Armour, Inc., Class A*	(1,983)	(132,365)
		(513,647)
Thrifts & Mortgage Finance - (0.1%)
BankFinancial Corp.	(414)	(4,231)
Clifton Bancorp, Inc.	(955)	(11,804)
Fox Chase Bancorp, Inc.	(270)	(4,541)
New York Community Bancorp, Inc.	(77)	(1,223)
Ocwen Financial Corp.*	(576)	(17,378)
		(39,177)
Trading Companies & Distributors - (0.9%)
AerCap Holdings N.V.*	(92)	(4,014)
Beacon Roofing Supply, Inc.*	(103)	(2,847)
Fastenal Co.	(4,807)	(213,191)
GATX Corp.	(72)	(4,464)
MSC Industrial Direct Co., Inc., Class A	(3,686)	(314,379)
United Rentals, Inc.*	(251)	(26,581)
Watsco, Inc.	(13)	(1,164)
		(566,640)
Water Utilities - (0.0%)†
Cadiz, Inc.*	(688)	(6,178)
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	(21)	(187)
Connecticut Water Service, Inc.	(225)	(7,176)
Middlesex Water Co.	(369)	(7,498)
		(21,039)
Wireless Telecommunication Services - (0.4%)
America Movil SAB de CV (ADR)	(1,661)	(39,150)
China Mobile Ltd. (ADR)	(349)	(19,017)
SBA Communications Corp., Class A*	(1,758)	(187,983)
Shenandoah Telecommunications Co.	(212)	(5,874)
Sprint Corp.*	(100)	(735)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

	SHARES	VALUE
Wireless Telecommunication Services (continued)
Tim Participacoes S.A. (ADR)	(266)	$(7,081)
		(259,840)
TOTAL COMMON STOCKS (proceeds received $24,695,691)		(24,680,587)

EXCHANGE TRADED FUNDS - (25.6%)
iShares MSCI Brazil Capped ETF	(216)	(10,476)
Consumer Discretionary Select Sector SPDR Fund	(3,442)	(226,621)
Consumer Staples Select Sector SPDR Fund	(14,785)	(637,381)
Energy Select Sector SPDR Fund	(5,017)	(484,793)
Financial Select Sector SPDR Fund	(8,200)	(183,762)
Health Care Select Sector SPDR Fund	(7,732)	(471,034)
Industrial Select Sector SPDR Fund	(12,259)	(635,016)
iShares iBoxx $ High Yield Corporate Bond ETF	(1,409)	(130,248)
iShares Nasdaq Biotechnology ETF	(382)	(95,817)
iShares Russell 2000 Index Fund	(14,163)	(1,573,368)
iShares Russell 2000 Value Index Fund	(15,425)	(1,486,507)
iShares US Real Estate ETF	(5,869)	(420,866)
Materials Select Sector SPDR Fund	(5,597)	(272,294)
SPDR S&P 500 ETF Trust	(44,323)	(8,558,328)
SPDR S&P MidCap 400 ETF Trust	(372)	(92,676)
SPDR S&P Retail ETF	(575)	(48,214)
Technology Select Sector SPDR Fund	(1,100)	(42,889)
Utilities Select Sector SPDR Fund	(5,800)	(239,250)
TOTAL EXCHANGE TRADED FUNDS (proceeds received $15,281,656)		(15,609,540)
	PRINCIPAL AMOUNT
U.S. GOVERNMENT SECURITIES - (2.4%)
U.S. Treasury Bonds 3.63%, 2/15/2044	$(161,000)	(170,422)
U.S. Treasury Notes
1.63%, 7/31/2019	(659,000)	(654,857)
2.50%, 5/15/2024	(635,000)	(631,564)
TOTAL U.S. GOVERNMENT SECURITIES (proceeds received $1,450,714)		(1,456,843)
		VALUE
TOTAL SECURITIES SOLD SHORT (proceeds received $41,428,061)		$(41,746,970)
	CONTRACTS
WRITTEN OPTIONS - (0.1%)
Call Options Written - (0.0%)†
Chicago Board Options Exchange SPX Volatility Index, 8/20/2014 @ 15*	(30)	(4,410)
hhgregg, Inc., 8/16/2014 @ 7*	(7)	(245)
hhgregg, Inc., 1/17/2015 @ 10*	(8)	(120)
Tiffany & Co., 9/20/2014 @ 100*	(13)	(3,419)
		(8,194)
Put Options Written - (0.1%)
Callaway Golf Co., 11/22/2014 @ 7*	(27)	(675)
iShares Russell 2000 ETF, 8/16/2014 @ 114*	(73)	(24,601)
Sears Holdings Corp., 9/20/2014 @ 35*	(2)	(380)
Tiffany & Co., 9/20/2014 @ 90*	(10)	(1,080)
		(26,736)
TOTAL WRITTEN OPTIONS (premiums received $25,519)		(34,930)
TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD SHORT AND WRITTEN OPTIONS (cost, net of proceeds/ premiums received $19,307,930) — 32.0%		19,498,289
OTHER ASSETS LESS LIABILITIES — 68.0%		41,507,762
NET ASSETS — 100.0%		$61,006,051

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

*	Non-income producing security.
†	Amount represents less than 0.05%
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At July 31, 2014, the aggregate amount held in a segregated account was $19,830,204.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid, representing a net balance of $2,054,795 or 3% of net assets at July 31, 2014.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on July 31, 2014.
(d)	Issuer is in default.
(e)	All or portion of security on loan. The aggregate market value of such securities is $3,885,601, which was collateralized with the aggregate value of $3,990,660.
#	Amount represents less than one share.

Abbreviations:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certificate of Shares
NYRS	—	New York Registry Shares
PIK	—	Payment-in Kind Security
REIT	—	Real Estate Investment Trust

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,894,781
Aggregate gross unrealized depreciation	(2,704,422)
Net unrealized appreciation	$190,359
Federal income tax cost of investments	$19,307,930

Futures Contracts Short

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	USD	19	09/19/14	$1,827,021	$1,828,560	$(1,539)
Tokyo Price Index Futures Contract	JPY	1	09/11/14	119,668	125,650	(5,982)
						$(7,521)

Cash collateral in the amount of $90,171 was pledged to cover margin requirements for open futures contracts as of July 31, 2014.

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

Long Equity Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount	Unrealized Appreciation/(Depreciation)
Morgan Stanley	Aozora Bank Ltd.	01/17/2050	JPY	43,000	$28,143
Morgan Stanley	AstraZeneca plc	01/17/2050	GBP	925	(1,074)
Morgan Stanley	Banca Monte Dei Paschi Siena S.p.A.	01/17/2050	EUR	53,306	(10,382)
Morgan Stanley	DIRECTV	01/17/2050	USD	1,035	–
Morgan Stanley	Lorillard, Inc.	01/17/2050	USD	1,280	–
Morgan Stanley	Severn Trent plc	01/17/2050	GBP	3,443	8,374
Morgan Stanley	Shire plc	01/17/2050	GBP	3,052	46,714
Morgan Stanley	Smith & Nephew plc	01/17/2050	GBP	18,524	(8,354)
Morgan Stanley	SoftBank Corp.	01/17/2050	JPY	1,400	2,647
Morgan Stanley	Sony Financial Holdings, Inc.	01/17/2050	JPY	500	644
Morgan Stanley	Time Warner Cable, Inc.	01/17/2050	USD	404	–
					$66,712

Short Equity Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount	Unrealized Appreciation/(Depreciation)
Morgan Stanley	AT&T, Inc.	01/17/2050	USD	1,324	$–
Morgan Stanley	Comcast Corp.	01/17/2050	USD	1,161	684
Morgan Stanley	Europartners Multi Investment Fund - Spain Index Plus	01/17/2050	EUR	753,048	(44,918)
Morgan Stanley	iShares Russell 2000 ETF	01/17/2050	USD	4,614	14,042
Morgan Stanley	Reynolds American, Inc.	01/17/2050	USD	372	122
Morgan Stanley	Shire plc	01/17/2050	GBP	57	(694)
					$(30,764)

Credit Default Swap Contracts on Corporate Bonds - Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid By the Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
JPMorgan Chase Bank	Kingdom of Spain	1.00%	USD	500,000	$(7,075)	09/20/2019	$(8,022)
JPMorgan Chase Bank	Republic of Italy	1.00%	USD	500,000	(1,208)	09/20/2019	(343)
					$(8,283)		$(8,365)

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

Credit Default Swap Contracts on Corporate Bonds - Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
JPMorgan Chase Bank	Beazer Homes USA, Inc.	5.00%	USD	227,000	$3,295	09/20/2019	$3,295	4.74%
JPMorgan Chase Bank	INEOS Group Holdings S.A.	5.00%	EUR	200,000	15,444	06/20/2019	12,980	4.03%
JPMorgan Chase Bank	K. Hovnanian Enterprises, Inc.	5.00%	USD	400,000	19,555	09/20/2018	7,989	4.63%
					$38,294		$24,264

Cash collateral in the amount of $720,000 was pledged for equity total return and credit default swap contracts as of as of July 31, 2014.

Forward Foreign Currency Contracts

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
CHF vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	72,829	81,673	$80,166	$81,673	$(1,507)
CHF vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	27,868	31,440	30,676	31,440	(764)
CHF vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	29,272	32,956	32,221	32,956	(735)
CHF vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	20,000	22,020	22,015	22,020	(5)
GBP vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	2,751	4,714	4,643	4,714	(71)
SEK vs. USD, expiring 9/17/2014	JPMorgan Chase Bank	150,000	22,014	21,741	22,014	(273)
USD vs. CHF, expiring 9/17/2014	JPMorgan Chase Bank	428,254	385,000	428,254	423,791	4,463
USD vs. CHF, expiring 9/17/2014	JPMorgan Chase Bank	650,751	583,613	650,751	642,415	8,336
USD vs. CHF, expiring 9/17/2014	JPMorgan Chase Bank	28,081	25,236	28,081	27,779	302
USD vs. DKK, expiring 9/17/2014	JPMorgan Chase Bank	263,990	1,453,000	263,990	261,024	2,966
USD vs. EUR, expiring 9/17/2014	JPMorgan Chase Bank	1,006,931	743,150	1,006,931	995,260	11,671
USD vs. EUR, expiring 9/17/2014	JPMorgan Chase Bank	62,835	46,290	62,835	61,993	842
USD vs. GBP, expiring 9/17/2014	JPMorgan Chase Bank	34,056	20,000	34,056	33,753	303
USD vs. GBP, expiring 9/17/2014	JPMorgan Chase Bank	23,870	14,000	23,870	23,628	242
USD vs. GBP, expiring 9/17/2014	JPMorgan Chase Bank	30,696	18,000	30,696	30,378	318
USD vs. GBP, expiring 9/17/2014	JPMorgan Chase Bank	33,992	20,000	33,992	33,753	239
USD vs. GBP, expiring 9/17/2014	JPMorgan Chase Bank	124,151	74,120	124,151	125,090	(939)
USD vs. GBP, expiring 9/17/2014	JPMorgan Chase Bank	28,035	16,519	28,035	27,878	157
USD vs. JPY, expiring 9/17/2014	JPMorgan Chase Bank	63,539	6,500,000	63,539	63,208	331
USD vs. SEK, expiring 9/17/2014	JPMorgan Chase Bank	311,057	2,085,000	311,057	302,193	8,864
						$34,740

Currency Abbreviations:

CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro Dollar
GBP	—	British Pound
JPY	—	Japanese Yen
SEK	—	Swedish Krona
USD	—	United States Dollar

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

Written Options:

Options written through the period ended July 31, 2014 were as follows:

	Number of Contracts	Premiums Received
Options outstanding ─ February 3, 2014 (commencement of operations)	—	$—
Options written	373	67,584
Options terminated in closing purchase transactions	(150)	(41,016)
Options expired	(53)	(1,049)
Options exercised	—	—
Options outstanding ─ July 31, 2014	170	$25,519

See Accompanying Notes to the Schedules of Investments.

Arden Alternative Strategies II
Schedule of Investments

July 31, 2014 (Unaudited)

The Fund invested, as a percentage of net assets, in the following countries as of July 31, 2014:

Argentina	(0.1)%
Australia	(0.1)
Bahamas	0.0	*
Belgium	1.0
Bermuda	0.8
Brazil	0.0	*
Canada	0.1
Chile	0.0	*
China	(0.2)
Colombia	0.0	*
Cyprus	0.4
Denmark	0.2
Finland	0.1
France	0.1
Germany	0.5
Greece	0.1
Hong Kong	(0.1)
India	(0.1)
Ireland	0.3
Israel	0.2
Italy	0.2
Japan	0.0	*
Jersey	0.1
Luxembourg	0.5
Mexico	(0.1)
Netherlands	1.8
Norway	(0.1)
Panama	0.0	*
Peru	0.0	*
Puerto Rico	0.0	*
Russia	0.0	*
Singapore	0.0	*
South Africa	0.1
South Korea	0.0	*
Sweden	0.4
Switzerland	1.7
Taiwan	0.0	*
United Kingdom	0.7
United States	23.5
Other	68.0
	100.0%

* Amount represents less than 0.05%

See Accompanying Notes to the Schedules of Investments.

ARDEN INVESTMENT SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2014 (Unaudited)

1.	Organization

Arden Investment Series Trust (the “Trust”), a Delaware statutory trust, was formed on April 11, 2012 and has authorized capital of unlimited shares of beneficial interest. The Trust is authorized to have multiple series, as amended, (each a “Series”) and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three series, the Arden Alternative Strategies Fund (“AASF”) and Arden Alternative Strategies II (“AAS II”) (AASF together with AAS II the “Funds” and individually, a “Fund”) as well as Arden Alternative Strategies VIT (“AASV”) (formerly known as Arden Variable Alternative Strategies Fund (“AVASF”)), which has been registered with the Securities and Exchange Commission but has not commenced operations.

Basis for Consolidation:

AASF Offshore Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 24, 2012 and is a wholly-owned subsidiary of AASF. The Subsidiary acts as an investment vehicle for AASF to enable AASF to gain exposure to certain types of commodity-linked derivative instruments. AASF is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of November 30, 2012, and it is intended that AASF will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. AASF’s policy is to consolidate entities where it is the sole or principal owner of the equity of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The accompanying financial statements reflect the financial position and the results of operations on a consolidated basis for AASF and the Subsidiary.

The Trust had no operations from November 12, 2012 (initial seeding date) until AASF’s commencement of operations on November 27, 2012 other than matters relating to its registration and the sale and issuance of 23,000 shares of beneficial interest in AASF to its investment adviser, Arden Asset Management LLC (the “Adviser”), at a net asset value of $10 per share. AAS II commenced operations on February 3, 2014. Each Fund’s investment objective is to achieve capital appreciation. In pursuing each Fund’s objective, the Adviser seeks to enable each Fund to achieve a low beta to the major equity and fixed income markets, through the allocation of the assets of each Fund among a number of sub-advisers (the “Sub-Advisers”) that employ a variety of alternative investment strategies.

2.	Basis of Presentation

The preparation of the Schedules of Investments is in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedules of Investments may differ from the value the Funds ultimately realize upon sale of the securities

Investment Valuation:

The net asset value (“NAV”) of each Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business (the “Valuation Time”). To calculate the NAV, the Funds’ assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding.

Investment in securities listed on the Nasdaq National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the net asset value of each Fund. If no sale is shown on NASDAQ, the bid price will be used. If no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Trust’s fair valuation procedures set forth herein. U.S. exchange traded securities, other than NASDAQ securities, are valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities held short, as reported by such exchange. Other securities for which market quotations are readily available will be valued at their bid prices in the case of securities held long, or ask prices in the case of securities held short, as obtained from one or more broker-dealers making markets for such securities. Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Futures contracts are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such futures contracts or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported.

In certain instances, such as when market quotations are not readily available, securities and other assets will be valued at fair value (“Fair Value Asset”) in accordance with the Trust’s pricing policy and procedures approved by the Board of Trustees (the “Board”). The Board has delegated to the Pricing Committee (“Pricing Committee”) the day-to-day responsibilities for determining the values of the Funds’ investments as of any day on which the Funds’ NAVs are determined. When determining the price for Fair Value Assets, the Pricing Committee seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon various factors that the Adviser and/or Sub-Advisers deem relevant and consistent with the principles of fair value measurement. These factors include but are not limited to: (i) attributes specific to the investment asset or liability; (ii) the principal market for the investment asset or liability; (iii) observations or market activity by the customary market participants in the principal market for the investment asset or liability; (iv) data assumptions by market participants for the investment asset or liability, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as interest rates, volatilities, credit risks, and other news events. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Pricing Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is reviewed by the Board.

ARDEN INVESTMENT SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)
JULY 31, 2014 (Unaudited)

The Funds may also fair value securities that trade in a foreign market if events or market fluctuations that appear likely to affect the value of those securities occur between the time the foreign market closes and the time the NYSE closes. Generally, significant events may include: (1) corporate actions or announcements that affect a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts that affect a country or region, or (4) significant domestic or foreign market fluctuations. To address this issue, the Board has approved procedures that implement fair valuations of foreign equity securities (excluding Canadian, Mexican and ADR securities priced on a domestic exchange) as a result of movements in U.S. markets (following the close of various foreign markets) that, on any given day, exceed certain Trust approved triggers or thresholds. One or more third-party fair valuation pricing services has been retained to assist in the Trust’s fair valuation process for foreign securities. The Funds will also fair value foreign securities on days when a particular foreign securities principal exchange is closed, but the Funds are open. The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of the Pricing Committee, operating under procedures approved by the Board (including using an adjustment factor provided by a third-party fair valuation pricing service vendor), instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect the Funds by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of a Fund’s NAV by such traders. At July 31, 2014, no such adjustments had been made.

Debt securities will generally be valued by a third party pricing service which employs different techniques to determine valuations for normal institutional size trading units. The valuation techniques may take into account various factors, including, without limitation: bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). The reasonableness of valuations provided by any such pricing service will be reviewed periodically by the Board. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Board to represent fair value.

Investments in exchange traded funds (“ETFs”) are valued at their last sale prices as reported on the exchange determined to be the primary market for such investments. If no sales of those investments are reported on a particular day, the investments will be determined by the managers of the ETFs (“Managers”) in accordance with the ETFs’ valuation policies and as reported by the Managers. As a general matter, the fair value of a Fund’s interest in an ETF will represent the amount that the Fund could reasonably expect to receive from the ETF if the Fund’s interest were redeemed, which could differ from the ETF’s market price. A Fund may not be able to verify valuation information given to the Fund or publicly disseminated by the Managers. In the unlikely event that an ETF does not report a value to a Fund on a timely basis, the Fund would determine the fair value of its interest in that ETF based on all relevant circumstances which may include the most recent value reported by the ETF, as well as any other relevant information available at the time the Fund values its assets.

Money market funds with 60 days or less remaining to maturity are valued at amortized cost method, which approximates market value. Investments in master limited partnerships are valued at closing price on an exchange where such investments are traded and mutual funds are valued at the daily closing NAV each business day. Other securities, not referenced above, for which market quotations are readily available will be valued at their bid prices as obtained from one or more broker-dealers making markets for those securities.

Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates, which will be supplied by a pricing vendor. . Swap agreements are valued utilizing quotes received daily by the Funds from pricing services or through broker-dealers, and are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a third party pricing service. On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time that determination of such values or exchange rates are made and the time that the net asset value is determined. When such significant events materially affect the values of securities held by a Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board. For purposes of calculating the U.S. dollar equivalent value of a non U.S. dollar denominated obligation, foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities and other assets and liabilities – at the exchange rates prevailing at the end of each Fund’s fiscal period; and (2) purchases and sales of investment securities and income and expenses – at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Such gains and losses are included with net realized and unrealized gain or loss on investments.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three levels listed below:

•    Level 1 – Quoted prices in active markets for identical assets or liabilities on the measurement date.

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•    Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost which approximates fair market value. Generally, amortized cost approximates the current fair market value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

ARDEN INVESTMENT SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)
JULY 31, 2014 (Unaudited)

The following is a summary of the valuations at July 31, 2014 for each Fund based upon the three levels defined above. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their fair value. Transfers between Level 1 and Level 2 are included in a summary of the valuations below. At July 31, 2014, there were no Level 3 positions held.

Arden Alternative Strategies Fund

Assets	Level 1	Level 2	Total
Investments:
Common Stocks^	$892,990,286	$22,011,974 **	$915,002,260
Preferred Stocks^	5,023,724	—	5,023,724
Exchange Traded Funds	13,597,419	—	13,597,419
Mutual Funds	888,314	—	888,314
Agency CMO	—	7,267,018	7,267,018
Corporate Bonds^	—	127,761,602	127,761,602
Municipal Bonds	—	18,725,603	18,725,603
Sovereign Governments	—	7,048,684	7,048,684
U.S. Government Securities	—	24,712,463	24,712,463
Rights	5,715	—	5,715
Warrants	1,270,828	—	1,270,828
Purchased Options	1,809,457	—	1,809,457
Total Investments	$915,585,743	$207,527,344	$1,123,113,087

Derivatives :
Futures Contracts*	$2,339,984	$—	$2,339,984
Equity Total Return Swap Contracts	—	1,520,022	1,520,022
Credit Default Swaps Contracts*	—	10,689,021	10,689,021
Interest Rate Swaps Contracts*	—	1,681,037	1,681,037
Forward Currency Contracts	—	1,214,275	1,214,275
Total Derivatives	$2,339,984	$15,104,355	$17,444,339

Liabilities	Level 1	Level 2	Total
Investments:
Common Stocks^	$(419,176,887)	$—	$(419,176,887)
Exchange Traded Funds	(265,016,369)	—	(265,016,369)
Corporate Bonds^	—	(30,464,180)	(30,464,180)
U.S. Government Securities	—	(38,368,368)	(38,368,368)
Written Options	(389,156)	—	(389,156)
Total Investments	$(684,582,412)	$(68,832,548)	$(753,414,960)

Derivatives :
Futures Contracts*	$(2,669,991)	$—	$(2,669,991)
Equity Total Return Swap Contracts	—	(548,121)	(548,121)
Credit Default Swaps Contracts*	—	(3,879,695)	(3,879,695)
Contracts for Differences	—	(242,367)	(242,367)
Forward Currency Contracts	—	(180,038)	(180,038)
Total Derivatives	$(2,669,991)	$(4,850,221)	$(7,520,212)

ARDEN INVESTMENT SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)
JULY 31, 2014 (Unaudited)

Arden Alternative Strategies II

Assets	Level 1	Level 2	Total
Investments:
Common Stocks^	$54,280,068	$1,914,704	$56,194,772
Preferred Stocks^	234,020	—	234,020
Exchange Traded Funds	12,634	—	12,634
Mutual Funds	36,174	—	36,174
Corporate Bonds^	—	3,896,064	3,896,064
Municipal Bonds	—	775,922	775,922
Rights	5,621	—	5,621
Purchased Options	124,982	—	124,982
Total Investments	$54,693,499	$6,586,690	$61,280,189

Derivatives :
Equity Total Return Swap Contracts	$—	$101,370	$101,370
Credit Default Swaps Contracts*	—	24,264	24,264
Forward Currency Contracts	—	39,034	39,034
Total Derivatives	$—	$164,668	$164,668

Liabilities	Level 1	Level 2	Total
Investments:
Common Stocks^	$(24,680,587)	$—	$(24,680,587)
Exchange Traded Funds	(15,609,540)	—	(15,609,540)
U.S. Government Securities	—	(1,456,843)	(1,456,843)
Written Options	(34,930)	—	(34,930)
Total Investments	$(40,325,057)	$(1,456,843)	$(41,781,900)

Derivatives :
Futures Contracts*	$(7,521)	$—	$(7,521)
Equity Total Return Swap Contracts	—	(65,422)	(65,422)
Credit Default Swaps Contracts*	—	(8,365)	(8,365)
Forward Currency Contracts	—	(4,294)	(4,294)
Total Derivatives	$(7,521)	$(78,081)	$(85,602)

^	See Schedule of Investments for industry breakdown.
*	Futures contracts and centrally cleared swaps are reported in the table above using the cumulative appreciation as detailed in the futures contracts and centrally cleared swaps on the Consolidated Schedule of Investments, respectively, but only the variation margin to be received, if any, is reported within the Consolidated Statement of Assets and Liabilities.
**	During the period ended July 31, 2014, AASF transferred $5,151,890 of common stocks investments from Level 1 to Level 2 as a result of the Fund’s systematic application of the fair value trigger for international securities.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Arden Investment Series Trust

By:
/s/ Henry P. Davis
Henry P. Davis
President and Chief Executive Officer
September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
/s/ Henry P. Davis
Henry P. Davis
President and Chief Executive Officer
September 23, 2014

By:
/s/ Andrew Katz
Andrew Katz
Treasurer and Chief Financial Officer
September 23, 2014